UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Strategic Partners Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2006

Date of reporting period:	4/30/2006

Item 1. Schedule of Investments

Strategic Partners Conservative Allocation Fund
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 103.2%
COMMON STOCKS 41.6%

Advertising

1,450	Marchex, Inc., (Class B Stock)	$31,552
Aerospace 1.1%

675	Alliant Techsystems, Inc. *	53,993
5,200	Boeing Co. (The)	433,940
700	DRS Technologies, Inc. *	38,871
1,025	Esterline Technologies Corp. *	45,428
6,710	General Dynamics Corp.	440,310
9,614	Lockheed Martin Corp.	729,703
2,775	Moog, Inc. (Class A Stock) *	103,924
6,500	Raytheon Co.	287,755
4,405	United Technologies Corp.	276,678

		2,410,602

Aerospace & Defense 0.2%

6,700	Northrop Grumman Corp.	448,230

Airlines

1,300	Alaska Air Group, Inc. *	49,348

Auto Components

1,000	Magna International, Inc. (Class A Stock)	78,450

Auto Parts & Related

3,900	Autonation, Inc. *	87,828

Automobile Manufacturers 0.3%

4,766	Toyota Motor Corp., ADR (Japan)	558,241
900	Winnebago Industries	26,505

		584,746

Automotive Parts 0.4%

3,600	Autoliv, Inc.	199,080
6,300	Johnson Controls, Inc.	513,765
3,000	Paccar, Inc.	215,790

		928,635

Banks 1.4%

23,953	Bank of America Corp.	1,195,734
1,950	BankAtlantic Bancorp, Inc. (Class A Stock)	29,094
22,900	Citigroup, Inc.	1,143,855
500	Comerica, Inc.	28,435
9,800	Countrywide Financial Corp.	398,468
4,000	Fannie Mae	202,400
700	Virginia Commerce Bancorp. *	25,410

		3,023,396

Beverages 0.3%

2,400	Anheuser-Busch Cos., Inc.	106,992
4,200	Coca-Cola Co.	176,232
9,100	Coca-Cola Enterprises, Inc.	177,723

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Beverages (cont’d.)

2,000	PepsiCo, Inc.	$116,480

		577,427

Biotechnology 1.0%

7,200	Amgen, Inc. *	487,440
14,011	Genentech, Inc. *	1,116,817
4,722	Genzyme Corp. *	288,797
1,260	Illumina, Inc. *	39,854
3,160	Lifecell Corp. *	85,446
2,750	Serologicals Corp. *	85,580

		2,103,934

Broadcast & Cable/Satellite TV 0.1%

6,700	Clear Channel Communications, Inc.	191,151

Broadcasting 0.2%

17,400	CBS Corp. (Class B Stock)	443,178

Building Materials 0.1%

9,500	Masco Corp.	303,050

Business Services 0.1%

1,300	Administaff, Inc.	75,075
1,330	Ctrip.com International Ltd., ADR (China) *	59,844
1,500	URS Corp. *	64,605
475	WESCO International, Inc. *	35,625

		235,149

Chemicals 0.8%

2,980	Air Products & Chemicals, Inc.	204,190
2,100	Airgas, Inc.	84,945
375	Cytec Industries, Inc.	22,676
8,600	Dow Chemical Co.	349,246
200	E.I. Du Pont de Nemours & Co.	8,820
4,000	Eastman Chemical Co.	217,400
4,100	PPG Industries, Inc.	275,192
6,000	Praxair, Inc. *	336,780
1,500	Rohm & Haas Co.	75,900
1,100	Valspar Corp.	31,130

		1,606,279

Clothing & Apparel 0.3%

11,232	Coach, Inc. *	370,881
3,530	Iconix Brand Group, Inc. *	60,716
700	NIKE, Inc. (Class B Stock)	57,288
2,300	Phillips-Van Heusen Corp.	92,460

		581,345

Commercial Banks 0.1%

3,100	UnionBanCal Corp.	217,279

Commercial Services 0.6%

975	Aaron Rents, Inc.	26,189
1,175	Ace Cash Express, Inc. *	31,725

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Commercial Services (cont’d.)

300	Corporate Executive Board Co. (The)	$32,139
1,150	Dollar Thrifty Automotive Group, Inc. *	55,982
3,530	FirstService Corp. (Canada)	88,038
1,675	Healthcare Services Group, Inc.	35,761
1,230	Laureate Education, Inc.	61,611
4,005	McGrath Rentcorp	107,694
525	Monro Muffler Brake, Inc. *	19,084
3,800	Moody’s Corp.	235,638
3,900	Pharmaceutical Product Development, Inc. *	139,893
1,920	Providence Service Corp.	60,134
3,900	Rollins, Inc.	78,975
1,760	Steiner Leisure Ltd.	75,891
350	Strayer Education, Inc.	36,397
2,465	Team, Inc.	77,401
700	United Rentals, Inc. *	24,969
1,800	Universal Technical Institute, Inc. *	44,370
3,990	US Concrete, Inc.	54,743

		1,286,634

Commercial Services & Supplies 0.2%

11,100	Cendant Corp.	193,473
3,300	Waste Management, Inc.	123,618

		317,091

Computer Hardware 0.7%

600	Affiliated Computer Services, Inc. (Class A Stock) *	33,456
900	Apple Computer, Inc. *	63,351
6,900	Cadence Design System, Inc. *	130,617
3,600	Computer Sciences Corp. *	210,780
1,300	Dell, Inc. *	34,060
4,200	International Business Machines Corp.	345,828
2,140	M-Systems Flash Disk Pioneers (Israel)*	73,766
5,010	Optimal Group, Inc. (Class A Stock) (Canada)	77,104
1,300	Oracle Corp. *	18,967
5,100	Radiant Systems, Inc. *	66,300
975	Reynolds & Reynolds Co. (Class A Stock)	28,996
2,700	Sigma Designs, Inc. *	37,476
2,900	Synopsys, Inc.	63,307
6,800	Synplicity, Inc.	44,540
2,000	Tyler Technologies, Inc. *	22,060
9,300	Western Digital Corp. *	195,672

		1,446,280

Computer Services & Software 0.1%

2,800	Autodesk, Inc.	117,712
2,690	Neoware, Inc. *	58,292
2,900	RADWARE Ltd. *	45,965
1,740	The9 Ltd., ADR (China)*	52,183

		274,152

Computers

100	Network Appliance, Inc. *	3,707

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

Construction 0.7%

700	Centex Corp.	$38,920
3,880	Champion Enterprises, Inc. *	59,209
1,250	Dycom Industries, Inc.	27,387
2,100	Hovnanian Enterprises, Inc. (Class A Stock) *	83,517
4,291	KB Home	264,197
12,279	Lennar Corp. (Class A Stock)	674,485
600	Lennar Corp. (Class B Stock)	30,540
1,200	Meritage Homes Corp. *	78,696
2,300	Standard - Pacific Corp.	72,933
3,973	Toll Brothers, Inc. *	127,732

		1,457,616

Consumer Products & Services 0.8%

800	American Greetings Corp. (Class A Stock)	18,016
1,730	Central Garden & Pet Co.	85,220
2,100	Elizabeth Arden, Inc. *	48,006
23,489	Procter & Gamble Co.	1,367,294
1,200	Scott`s Miracle-Gro Co. (Class A Stock)	53,112
1,400	Snap-On, Inc.	58,100
1,200	Whirlpool Corp.	107,700

		1,737,448

Distribution/Wholesale 0.1%

1,460	Building Material Holding Corp.	48,793
1,275	Watsco, Inc.	80,899

		129,692

Diversified

600	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	26,250

Diversified Financial Services 0.6%

400	American Express Co.	21,524
800	Charles Schwab, Corp. / The	14,320
1,340	GFI Group, Inc. *	76,219
5,400	JPMorgan Chase & Co.	245,052
6,212	Lehman Brothers Holdings, Inc.	938,944

		1,296,059

Diversified Manufacturing Operations 0.2%

142	GenTek, Inc.	3,784
15,800	Hewlett-Packard Co.	513,026

		516,810

Diversified Telecommunication Services 0.6%

21,700	AT&T, Inc.	568,757
19,300	Verizon Communications, Inc.	637,479

		1,206,236
Electric Utilities 0.4%

5,700	CMS Energy Corp. *	75,924

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Electric Utilities (cont’d.)

1,700	Entergy Corp.	$118,898
2,200	FirstEnergy Corp.	111,562
9,800	FPL Group, Inc.	388,080
3,800	Sierra Pacific Resources *	53,656

		748,120

Electronic Components 0.5%

6,700	Agilent Technologies, Inc. *	257,414
2,100	Checkpoint Systems, Inc.	55,335
1,475	EDO Corp.	38,542
1,700	Emerson Electric Co.	144,415
1,700	Energizer Holdings, Inc. *	86,955
3,300	FLIR Systems, Inc. *	80,685
1,000	Harman International Industries, Inc.	87,990
2,500	International Displayworks, Inc. *	14,050
740	Itron, Inc. *	49,617
900	Jabil Circuit, Inc. *	35,091
400	Novatel, Inc *	13,768
2,225	Pike Electric Corp. *	42,564
11,700	Sanmina-SCI Corp. *	60,723
10,370	SRS Labs, Inc.	62,013

		1,029,162

Electronic Equipment & Instruments 0.1%

4,400	Avnet, Inc. *	115,060

Entertainment & Leisure 0.3%

900	Carnival Corp.	42,138
6,038	Century Casinos, Inc.	61,044
275	K2, Inc. *	3,243
5,401	Las Vegas Sands, Inc. *	350,039
300	Mattel, Inc.	4,854
5,680	Progressive Gaming International, Corp. *	61,855
3,180	Scientific Games Corp. (Class A Stock)	121,126

		644,299

Environmental Services 0.1%

3,500	Allied Waste Industries, Inc. *	49,560
1,300	Nalco Holding Co.	24,505
3,700	Republic Services, Inc.	162,837
1,450	Waste Connections, Inc. *	55,825

		292,727

Exchange Traded Funds

10	iShares Russell 1000 Value Index Fund	747
850	iShares Russell 2000 Value Index Fund	63,742

		64,489

Farming & Agriculture 0.1%

1,842	Monsanto Co.	153,623

Financial - Bank & Trust 1.8%

700	AmSouth Bancorp.	20,258
2,450	Astoria Financial Corp.	76,734

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)

1,000	Bank of New York Co. Inc. (The)	$35,150
1,200	BankUnited Financial Corp. (Class A Stock) *	36,828
500	BB&T Corp. *	21,470
2,320	Boston Private Financial Holdings, Inc.	77,140
200	Compass Banshares, Inc.	10,992
5,700	Hudson City Bancorp, Inc.	76,437
11,200	KeyCorp	428,064
700	Marshall & Ilsley Corp.	32,004
950	MB Financial, Inc.	33,611
4,400	Mellon Financial Corp.	165,572
1,600	North Fork Bancorp, Inc.	48,208
900	Oriental Financial Group, Inc.	11,763
1,700	Pacific Capital Bancorp	57,018
2,500	Regions Financial Corp.	91,275
3,145	Republic Bancorp, Inc.	36,073
1,400	State Street Corp.	91,448
1,200	Sterling Financial Corp. *	38,580
500	SunTrust Banks, Inc.	38,665
1,700	TCF Financial Corp.	45,662
10,000	U.S. Bancorp	314,400
6,797	UBS AG (Switzerland)	794,230
2,200	UCBH Holdings, Inc.	38,918
1,000	Wachovia Corp.	59,850
12,700	Washington Mutual, Inc.	572,262
5,600	Wells Fargo & Co.	384,664
600	Zions Bancorp	49,818

		3,687,094

Financial Services 1.7%

1,200	Accredited Home Lenders Holding Co. *	69,348
7,000	AmeriCredit Corp.	211,960
960	Ameriprise Financial, Inc.	47,078
600	Capital One Financial Corp.	51,984
1,059	Chicago Mercantile Exchange Holdings, Inc.	485,022
2,100	CIT Group, Inc.	113,421
800	E*Trade Group Corp. *	19,904
2,500	Eaton Vance Corp.	71,175
900	Financial Federal Corp.	25,560
5,999	Goldman Sachs Group, Inc.	961,580
1,700	Jefferies Group, Inc.	112,965
5,400	Merrill Lynch & Co., Inc.	411,804
5,200	Morgan Stanley Dean Witter & Co.	334,360
1,550	Portfolio Recovery Associates, Inc. *	79,748
2,320	PrivateBancorp, Inc.	102,660
2,347	Raymond James Financial, Inc.	71,231
6,678	SLM Corp.	353,133
300	Student Loan Corp. (The)	62,475

		3,585,408

Food & Staples Retailing

3,100	Albertson’s, Inc.	78,523

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

Food Products 0.4%

6,909	Archer-Daniels-Midland Co.	$251,073
10,400	ConAgra Foods, Inc.	235,872
5,300	Kraft Foods, Inc. (Class A Stock)	165,572
3,600	Sara Lee Corp.	64,332
3,600	Unilever PLC, ADR (United Kingdom)	153,828

		870,677

Foods 0.1%

1,650	Corn Products International, Inc.	46,200
200	Kellogg Co.	9,262
8,200	Kroger Co. (The) *	166,132
700	Sysco Corp.	20,923

		242,517

Healthcare Providers & Services 0.1%

12,200	Tenet Healthcare Corp. *	101,504

Healthcare Services 1.2%

1,400	Aetna, Inc. *	53,900
375	Amedisys, Inc. *	12,435
2,300	AMERIGROUP Corp. *	59,409
500	Biogen Idec Inc. *	22,425
1,900	Covance, Inc.	110,865
6,920	Five Star Quality Care, Inc.	71,276
4,100	HCA, Inc.	179,949
6,100	Healthsouth Rehabilitation Corp. *	27,938
1,800	Healthways, Inc. *	88,308
1,000	Humana, Inc.	45,180
1,625	LHC Group, Inc. *	28,275
4,500	McKesson Corp.	218,655
1,200	Pediatrix Medical Group, Inc. *	60,744
1,728	Quest Diagnostics, Inc.	96,301
4,020	Solexa Inc. *	37,828
2,000	Sunrise Senior Living, Inc.	74,400
875	Triad Hospitals, Inc. *	36,050
23,867	UnitedHealth Group, Inc.	1,187,145
1,900	WellPoint, Inc. *	134,900

		2,545,983

Hotels & Motels 0.7%

2,600	Choice Hotels International, Inc.	139,178
1,400	Hilton Hotels Corp.	37,716
11,000	MGM Mirage *	493,900
2,688	Station Casinos, Inc.	207,191
6,900	Wynn Resorts Ltd. *	525,159

		1,403,144

Hotels, Restaurants & Leisure 0.2%

1,970	Harrah’s Entertainment, Inc.	160,831
6,700	McDonald’s Corp.	231,619

		392,450

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

Household Durables 0.1%

1,300	Fortune Brands, Inc.	$104,390

Household Products 0.1%

3,900	Kimberly-Clark Corp.	228,267

Household/Personal Care 0.1%

2,800	Colgate-Palmolive Co.	165,536

Independent Power Producers & Energy Traders 0.2%

9,500	TXU Corp.	471,485

Industrial Conglomerates 0.4%

4,200	3M, Co.	358,806
15,200	Tyco International Ltd.	400,520

		759,326

Insurance 2.3%

8,600	Allstate Corp. (The)	485,814
1,400	Ambac Financial Group, Inc.	115,304
1,600	American International Group, Inc.	104,400
7,270	Amerisafe, Inc. *	85,059
300	AON Corp.	12,573
2,100	Assurant, Inc.	101,157
2,950	Berkely, (W.R.) Corp.	110,389
200	Chubb Corp.	10,308
800	Cigna Corp.	85,600
1,000	Commerce Group, Inc.	58,010
950	Delphi Financial Group, Inc. (Class A Stock)	49,770
13,153	Genworth Financial, Inc. (Class A Stock)	436,680
2,200	Hanover Insurance Group, Inc. (The)	116,380
2,100	Hartford Financial Service Group, Inc.	193,053
1,787	HCC Insurance Holdings, Inc. *	59,847
975	Hilb, Rogal & Hobbs Co.	39,858
1,479	Lincoln National Corp.	85,882
2,100	Loews Corp. *	222,915
3,300	Marsh & McLennan Cos., Inc.	101,211
5,430	MBIA, Inc.	323,791
12,400	MetLife, Inc.	646,040
1,810	Navigators Group, Inc. *	85,631
3,033	Philadelphia Consolidated Holding Corp. *	100,483
1,698	Progressive Corp.	184,284
1,400	Protective Life Corp.	70,560
14,901	St. Paul Travelers Cos., Inc. (The)	656,091
2,000	State Auto Financial Corp.	70,340
900	Torchmark Corp.	54,099
1,400	United Fire & Casualty Co.	41,916
9,500	UnumProvident Corp.	192,945
700	XL Capital Ltd. (Class A Stock)	46,123

		4,946,513

Internet Services 0.5%

4,980	Digitas, Inc.	70,268
400	eBay, Inc. *	13,764
1,050	Equinix, Inc.	69,195

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Internet Services (cont’d.)

1,050	Google, Inc. (Class A Stock) *	$438,837
2,080	J2 Global Communications, Inc. *	102,107
2,330	NetFlix, Inc. *	69,061
1,440	Nutri/System, Inc. *	97,718
6,080	Online Resources Corp. *	78,858
3,100	Openwave Systems, Inc. *	57,691
3,620	Radvision Ltd. (Israel)*	63,169
2,300	Symantec Corp. *	37,674
950	Vignette Corp.	15,058

		1,113,400

IT Services 0.2%

17,900	Electronic Data Systems Corp.	484,732

Leisure Equipment & Products

2,700	Eastman Kodak Co.	72,792

Machinery 0.4%

4,697	Deere & Co.	412,303
800	Gardner Denver, Inc.	59,624
1,840	Gehl Co. *	66,019
1,540	Regal-Beloit Corp.	71,856
4,100	SPX Corp.	224,475

		834,277

Machinery & Equipment 0.6%

1,200	Briggs & Stratton Corp.	40,488
12,592	Caterpillar, Inc.	953,718
3,750	Flow International Corp. *	50,700
2,170	Intevac, Inc. *	60,977
1,075	Nordson Corp.	57,459

		1,163,342

Manufacturing 0.7%

100	Danaher Corp.	6,411
1,400	Eaton Corp.	107,310
30,300	General Electric Co.	1,048,077
2,200	Harsco Corp.	183,370
5,500	Hexcel Corp. *	121,495
3,275	Jacuzzi Brands, Inc. *	31,997

		1,498,660

Media 0.7%

8,331	Comcast Corp. (Class A Stock)	257,844
500	E.W. Scripps Co. (Class A Stock)	23,040
200	EchoStar Communications Corp. (Class A Stock)	6,180
6,700	Gannett Co., Inc.	368,500
200	Knight-Ridder, Inc.	12,400
22,900	Liberty Media Corp. (Class A Stock) *	191,215
9,500	News Corp. (Class A Stock)	163,020
15,700	Time Warner, Inc. *	273,180
4,400	Viacom Inc. (Class B Stock) *	175,252

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Media (cont’d.)

3,100	Walt Disney Co.	$86,676

		1,557,307

Media & Communications 0.1%

4,800	McGraw-Hill Cos., Inc.	267,168

Medical Products

1,000	Becton Dickinson & Co.	63,040

Medical Supplies & Equipment 1.2%

2,990	Adeza Biomedical Corp. *	51,219
1,660	Angiodynamics, Inc. *	51,576
100	Baxter International, Inc.	3,770
1,679	Boston Scientific Corp. *	39,020
200	Charles River Laboratories International, Inc. *	9,450
1,700	Cooper Cos, Inc. (The)	93,194
2,500	Cytyc Corp. *	64,625
2,080	Immucor, Inc. *	60,424
1,000	Invacare Corp.	30,650
13,200	Johnson & Johnson	773,652
910	LCA-Vision, Inc.	51,106
650	Medical Action Industries, Inc.	15,548
12,101	Medtronic, Inc.	606,502
800	Neurometrix, Inc. *	30,176
3,300	NuVasive, Inc. *	65,736
11,760	Orthovita, Inc.	46,452
1,794	PolyMedica Corp.	74,110
1,490	Resmed, Inc. *	64,293
800	Sepracor, Inc. *	35,712
1,240	SonoSite, Inc.	46,810
7,100	Spectranetics Corp.	91,235
4,200	St. Jude Medical, Inc. *	165,816
1,630	Vital Signs, Inc.	81,011
200	Zimmer Holdings, Inc. *	12,580

		2,564,667
Metals & Mining 1.0%

13,200	Alcoa, Inc.	445,896
1,600	Bucyrus International, Inc. (Class A Stock)	83,056
1,200	Century Aluminum Co.	57,132
3,617	Companhia Vale Do Rio Doce, ADR (Brazil)	186,348
940	Dynamic Materials Corp.	35,899
1,475	Gibraltar Industries, Inc.	40,990
450	Joy Global, Inc.	29,560
1,720	Ladish Co., Inc. *	61,352
1,400	Nucor Corp.	152,348
3,666	Peabody Energy Corp.	234,111
3,000	Phelps Dodge Corp.	258,570
2,400	Southern Copper Corp.	237,720
2,300	Timken Co.	80,270
1,500	United States Steel Corp.	102,750

		2,006,002

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Multi-Utilities 0.1%

2,300	Public Service Enterprise Group, Inc.	$144,210
Office Equipment

1,200	School Specialty, Inc.	43,644

Oil & Gas 0.7%

5,800	Apache Corp. *	412,090
4,600	Occidental Petroleum Corp.	472,604
7,700	Valero Energy Corp.	498,498

		1,383,192

Oil, Gas & Consumable Fuels 2.5%

700	Anadarko Petroleum Corp.	73,374
1,150	Arena Resources, Inc.	41,170
300	Ashland, Inc.	19,746
3,575	Birch Mountain Resources Ltd. *	26,562
2,600	Cabot Oil & Gas Corp.	128,076
5,100	Chevron Corp.	311,202
11,000	ConocoPhillips	735,900
4,900	Devon Energy Corp.	294,539
3,600	EOG Resources, Inc.	252,828
15,500	Exxon Mobil Corp.	977,740
1,900	GlobalSantaFe Corp.	116,299
275	GMX Resources, Inc.	11,580
2,500	Gulfport Energy Corp.	35,025
6,417	Halliburton Co.	501,489
2,000	Helmerich & Payne, Inc.	145,480
1,200	Houston Exploration Co. *	67,104
30	Hugoton Royalty Trust *	824
730	Hydril Co. *	58,517
200	Kerr-McGee Corp.	19,972
1,220	Maverick Tube Corp. *	66,392
1,400	Oceaneering International, Inc. *	85,442
1,790	Oil States International, Inc. *	72,262
1,600	ONEOK, Inc.	52,816
750	Petrohawk Energy Corp.	9,435
6,098	Schlumberger Ltd.	421,616
975	Southwestern Energy Co. *	35,120
2,700	Sunoco, Inc.	218,808
2,470	Superior Energy Services, Inc.	79,411
1,500	Swift Energy Co. *	63,540
1,100	Tesoro Corp.	76,912
1,100	Unit Corp. *	63,525
1,675	Universal Compression Holdings, Inc. *	93,632
2,230	Warrior Energy Service Corp. *	66,900
1,000	Weatherford International, Inc. Ltd.	52,930
400	XTO Energy, Inc.	16,940

		5,293,108

Other Technology

1,200	Sybase, Inc.	26,124

Paper & Forest Products 0.1%

300	Bowater, Inc.	8,181

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
1,200	International Paper Co.	$43,620
300	Smurfit-Stone Container Corp. *	3,885
300	Temple-Inland, Inc.	13,932
1,500	Weyerhaeuser Co.	105,705

		175,323

Personal Services 0.1%

3,590	AMN Healthcare Services, Inc. *	69,000
3,350	Barrett Business Services *	88,507

		157,507

Pharmaceuticals 1.4%

1,600	Abbott Laboratories	68,384
2,200	Allergan, Inc.	225,984
6,292	Amylin Pharmaceuticals, Inc. *	274,017
1,200	Barr Pharmaceuticals, Inc. *	72,660
1,000	Celgene Corp. *	42,160
1,200	Eli Lilly & Co.	63,504
6,800	Endo Pharmaceuticals Holdings, Inc. *	213,860
1,700	Express Scripts, Inc. *	132,838
2,200	Hospira, Inc.	84,810
3,690	I-Flow Corp. *	50,479
2,400	Kos Pharmaceuticals, Inc. *	116,160
14,300	Merck & Co., Inc.	492,206
31,800	Pfizer, Inc.	805,494
970	United Therapeutics Corp. *	57,763
200	Watson Pharmaceuticals, Inc. *	5,688
3,800	Wyeth	184,946

		2,890,953

Pipelines

1,000	Dynegy, Inc. (Class A Stock) *	4,970

Publishing

500	Wiley, (John) & Sons, Inc. (Class A Stock)	18,320

Real Estate 0.1%

2,860	St. Joe Co. (The)	160,618

Real Estate Investment Trust 0.8%

3,000	Apartment Investment & Management Co. (Class A Stock)	134,070
2,025	Ashford Hospitality Trust, Inc. *	23,571
1,100	Crescent Real Estate Equities Co.	22,000
7,300	Equity Office Properties Trust	235,790
975	Healthcare Realty Trust, Inc.	36,923
2,525	Highland Hospitality Corp.	32,572
1,000	Hospitality Properties Trust	43,100
6,000	Host Marriot Corp.	126,120
400	Kilroy Realty Corp.	28,528
2,840	KKR Financial Corp. *	61,344
600	Liberty Property Trust	26,820
600	Mack-Cali Realty Corp.	27,132
4,125	MFA Mortgage Investments, Inc.	28,298
4,100	New Century Financial Corp.	210,002

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Real Estate Investment Trust (cont’d.)
2,100	Plum Creek Timber Co.	$76,230
2,900	Prologis	145,638
1,100	Realty Income Corp.	24,937
475	Redwood Trust, Inc.	20,173
3,200	Simon Property Group, Inc.	262,016
700	SL Green Realty Corp.	69,300

		1,634,564
Retail & Merchandising 1.8%

600	Abercrombie & Fitch Co. (Class A Stock)	36,438
2,100	Brinker International, Inc. *	82,236
4,630	Cache, Inc. *	91,998
1,100	CEC Entertainment, Inc. *	38,610
4,800	Chico’s FAS, Inc. *	177,888
8,400	Circuit City Stores, Inc.	241,500
5,400	Darden Restaurants, Inc.	213,840
3,500	Dillard’s, Inc. (Class A Stock)	91,280
100	Federated Department Stores, Inc.	7,785
1,000	J. C. Penney Co., Inc.	65,460
1,402	Jos. A. Bank Clothiers, Inc *	58,884
500	Kohl’s Corp. *	27,920
9,650	Lowe’s Cos., Inc.	608,432
2,100	Men’s Wearhouse, Inc. (The) *	74,424
100	Mills Corp. (The)	3,191
600	Nordstrom, Inc.	22,998
600	Office Depot, Inc. *	24,348
625	Regis Corp.	21,919
3,400	Safeway, Inc.	85,442
2,325	Sonic Corp. *	78,841
1,100	Staples, Inc.	29,051
8,576	Starbucks Corp. *	319,627
2,200	Stein Mart, Inc.	34,760
1,200	Supervalu, Inc.	34,812
6,039	Target Corp.	320,671
2,650	Triarc Cos., Inc. (Class B Stock)	43,778
775	United Auto Group, Inc.	32,782
4,600	Wal-Mart Stores, Inc.	207,138
5,500	Walgreen Co.	230,615
9,117	Yum! Brands, Inc.	471,167

		3,777,835
Semiconductors 0.7%

3,000	Advanced Mirco Devices, Inc. *	97,050
700	Altera Corp. *	15,288
5,200	Anadigics, Inc. *	46,540
700	ATMI, Inc. *	19,880
500	Broadcom Corp. (Class A Stock) *	20,555
1,700	Freescale Semiconductor, Inc. (Class B Stock)	53,839
5,730	GSI Group, Inc. *	57,357
17,900	Intel Corp.	357,642
300	KLa-Tencor Corp.	14,448
100	Linear Technology Corp.	3,550
300	Maxim Integrated Products, Inc.	10,578
1,890	Microsemi Corp. *	51,635

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Semiconductors (cont’d.)
6,930	O2Micro International Ltd., ADR (China)*	$74,428
400	Teradyne, Inc.	6,744
17,675	Texas Instruments, Inc.	613,499
3,220	Volterra Semiconductor Corp.	52,905
800	Xilinx, Inc.	22,136

		1,518,074

Semiconductors/Semi Cap 0.2%

3,900	Lam Research Corp.	190,632
14,400	Micron Technology, Inc.	244,368

		435,000

Software 0.9%

9,200	BMC Software, Inc. *	198,168
14,900	CA, Inc.	377,864
2,770	Concur Technologies, Inc. *	43,184
2,600	Fair Isaac Corp.	96,486
6,156	Global Payments, Inc.	291,979
31,000	Microsoft Corp.	748,650
100	MoneyGram International, Inc.	3,390
200	NCR Corp. *	7,880
4,000	PDF Solutions, Inc *	62,400
2,370	Retalix Ltd.	58,255
2,040	Ultimate Software Group, Inc. *	52,163

		1,940,419

Specialty Retail 0.4%

1,000	Claire’s Stores, Inc.	35,220
12,900	Home Depot, Inc.	515,097
9,300	Limited Brands, Inc.	238,452

		788,769

Telecom - Integrated/Services

14,992	Netia Holdings (Poland)	27,592

Telecommunications 1.7%

9,169	America Movil SA de CV, ADR (Mexico)	338,428
4,500	AmerisourceBergen Corp.	194,175
100	BellSouth Corp.	3,378
1,700	CenturyTel, Inc.	64,090
40,098	Cisco Systems, Inc. *	840,053
13,900	Corning, Inc. *	384,057
2,280	ID Systems, Inc. *	53,808
2,000	Juniper Networks, Inc. *	36,960
2,600	Lucent Technologies, Inc. *	7,254
29,743	Motorola, Inc.	635,013
475	NETGEAR, Inc. *	10,664
201	NTL, Inc. *	5,523
13,525	QUALCOMM, Inc.	694,373
7,467	Sprint Nextel Corp.	185,182
2,050	Tekelec *	29,274
900	Tellabs, Inc. *	14,265

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)
1,700	West Corp. *	$78,744

		3,575,241
Textiles, Apparel & Luxury Goods 0.1%

4,400	Jones Apparel Group, Inc.	151,140

Thrifts & Mortgage Finance 0.2%

5,900	Freddie Mac	360,254

Tobacco 0.5%

15,400	Altria Group, Inc.	1,126,664

Transportation 1.5%

500	Amerco *	52,220
1,490	American Commercial Lines, Inc. *	80,356
1,730	American Railcar Industries, Inc.	61,761
1,850	Arlington Tankers Ltd.	41,699
10,863	Burlington North Santa Fe Corp.	863,934
1,900	CSX Corp.	130,131
6,817	FedEx Corp.	784,841
600	Genesee & Wyoming, Inc. (Class A Stock) *	19,662
725	Landstar System, Inc. *	30,805
4,800	Norfolk Southern Corp.	259,200
2,202	Old Dominion Freight Line *	70,905
1,100	Swift Transportation Co., Inc. *	32,945
6,228	Union Pacific Corp.	568,056
3,820	Vitran Corp., Inc. (Canada)	76,935

		3,073,450

Utilities 0.5%

1,100	American Electric Power Co., Inc.	36,806
2,100	Consolidated Edison, Inc.	90,552
1,400	Dominion Resources, Inc.	104,818
4,400	Duke Energy Corp.	128,128
2,800	Edison International	113,148
2,101	Headwaters, Inc. *	70,762
2,500	Northeast Utilities	50,375
4,200	PG&E Corp.	167,328
1,100	Pinnacle West Capital Corp.	44,110
1,700	PNM Resources, Inc.	43,027
3,800	PPL Corp.	110,352
1,100	Scana Corp.	43,054
1,050	Westar Energy, Inc.	21,987
800	Wisconsin Energy Corp.	31,240
3,400	Xcel Energy, Inc. *	64,056

		1,119,743
Wireless Telecommunication Services

2,300	American Tower Corp. (Class A Stock) *	78,522

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Description	Value

COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Total Common Stocks (cost $75,205,379)	$87,760,474

Moody’s Ratings	Principal Amount (000)#

ASSET-BACKED SECURITIES 0.8%

		Argent Securities Inc., Series 2005-W3, Class A2A
Aaa	$382	5.059%, 11/25/35	381,608
		Federal National Mortgage Assoc., Series 2005-73, Class A1A
Aaa	204	4.999%, 07/25/35	203,652
		Nissan Auto Receivables Owner Trust, Series 2006-B Class A2
Aaa	900	5.18%, 08/15/08	899,437
		Quest Trust, Series 2004-X2, Class A1
Aaa	87	5.519%, 06/25/34	86,964

		Total Asset-Backed Securities (cost $1,571,573)	1,571,661

COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 (c)
Aaa	383	5.416%, 05/25/35	380,013
		Federal Home Loan Mortgage Corp.,
		Structured Pass Through Securities, Series T-61, Class 1A1
Aaa	1,856	5.018%, 07/25/44(c)	1,870,031
		Series 41, Class F
Aaa	193	10.00%, 05/15/20	192,946
		Federal National Mortgage Assoc., Series 1992-146, Class PZ
Aaa	37	8.00%, 08/25/22	39,306
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
Aaa	456	4.541%, 10/01/35	445,600
		Mellon Residential Funding Corp., Series 1999-TBCZ, Class A3 (c)
AAA(d)	45	4.354%, 07/25/29	45,192
		Vendee Mortgage Trust, Series 2001-1, Class 1A
Aaa	235	6.814%, 01/15/30	239,384
		Washington Mutual, Inc., Series 2003-R1, Class A1 (c)
Aaa	1,254	5.229%, 12/25/27	1,253,091

		Total Collateralized Mortgage Obligations (cost $4,476,108)	4,465,563

CORPORATE BONDS 13.9%

Aerospace 0.2%

		Alliant Techsystems, Inc., Sr. Sub Notes
B2	62	6.75%, 04/01/16	61,225
		BE Aerospace, Inc., Sr. Sub. Notes
Caa2	125	8.875%, 05/01/11	130,625
		DRS Technologies, Inc., Gtd. Notes
B3	62	7.625%, 02/01/18	63,628

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Aerospace (cont’d.)
		Esterline Technologies Corp., Sr. Sub. Notes
B1	125	7.75%, 06/15/13	128,437
		Sequa Corp., Sr. Notes
B1	125	8.875%, 04/01/08	130,312

			514,227

Airlines

		Continental Airlines, Inc., Pass Thru Certs.
Ba2	35	6.748%, 03/15/17	32,121

Automobile Manufacturers 0.5%

		DaimlerChrysler NA Holding Co., Notes (c)
A3	200	5.38%, 05/24/06	200,012
		DaimlerChrysler NA Holding Corp. (c)
A3	100	5.715%, 08/08/06	100,205
		DaimlerChrysler NA, Gtd. Notes (c)
A3	700	5.10%, 03/07/07	700,224
		Ford Motor Co., Notes
Ba3	62	7.45%, 07/16/31	45,260
		General Motors Corp., Debs.
B3	62	8.375%, 07/15/33	46,190

			1,091,891

Automotive - OEM 0.2%

		Ford Motor Credit Corp., Notes
Baa3	125	7.25%, 10/25/11	112,183
		General Motors Acceptance Corp.,
		Notes
Baa1	125	6.75%, 12/01/14	113,928
Ba1	125	6.875%, 09/15/11	117,100
Ba1	62	8.00%, 11/01/31	58,789

			402,000

Automotive Parts 0.1%

		Affinia Group, Inc., Sr. Sub. Notes
Caa1	62	9.00%, 11/30/14	55,025
		Goodyear Tire & Rubber Co., Notes
B3	125	7.857%, 08/15/11	123,125
		Tenneco Co., Co. Gtd. Notes
B3	50	8.625%, 11/15/14	50,625
		TRW Automotive, Inc., Sr. Notes
Ba3	59	9.375%, 02/15/13	63,425

			292,200

Building Materials - Fixtures & Fittings 0.1%

		Grohe Holding GmbH, Gtd. Notes (Germany)
NR	125	8.625%, 10/01/14	157,701
		Panolam Industries International, Inc., Sr. Sub. Notes
Caa1	62	10.75%, 10/01/13	60,760

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Building Materials - Fixtures & Fittings (cont’d.)
		Ply Gem Industries, Inc., Sr. Sub. Notes
B3	62	9.00%, 02/15/12	$59,675

			278,136

Capital Goods - Others 0.2%

		D.R. Horton, Inc., Sr. Notes
Ba1	100	7.875%, 08/15/11	107,221
		Mueller Group, Inc., Sr. Sub. Notes
Caa1	62	10.00%, 05/01/12	67,890
		Nortek, Inc., Sr. Sub. Notes
Caa1	125	8.50%, 09/01/14	128,125
		Rexnord Corp., Gtd. Notes
B3	125	10.125%, 12/15/12	137,188

			440,424

Chemicals 0.8%

		Equistar Chemicals LP, Gtd. Notes
B2	105	10.125%, 09/01/08	112,481
		Hercules, Inc., Debs. Notes
Ba1	150	6.60%, 08/01/27	150,375
		Hexion US Financecorp / Nova Scotia Finance ULC, Sec’d. Notes
B3	50	9.00%, 07/15/14	51,625
		Huntsman ICI International LLC,
		Co. Gtd. Notes
B2	125	9.875%, 03/01/09	130,625
B3	14	10.125%, 07/01/09	14,245
		IMC Global, Inc., Co. Gtd. Notes
Ba3	90	11.25%, 06/01/11	95,175
		Ineos Group Holdings, PLC., Notes (United Kingdom)
B2	125	8.50%, 02/15/16	118,750
		Invista, Notes, 144A
Ba3	62	9.25%, 05/01/12	66,185
		KRATON Polymers LLC, Co., Gtd. Notes
Ba3	125	8.125%, 01/15/14	124,375
		Lyondell Chemical Co.,
		Gtd. Notes
B1	44	9.50%, 12/15/08	45,870
		Sec’d. Notes
B1	25	11.125%, 07/15/12	27,625
		MC Global, Inc., Debs. Notes
B1	125	6.875%, 07/15/07	125,625
		Nell AF SARL, Sr. Notes, 144A (Luxembourg)
B2	125	8.375%, 08/15/15	123,906
		PQ Corp., Co., Gtd. Notes, 144A
B3	75	7.50%, 02/15/13	71,250
		Rhodia SA,
		Sr. Sub. Notes
Caa1	59	8.875%, 06/01/11	60,918
		Sr. Notes
B3	130	10.25%, 06/01/10	145,275

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings		Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Chemicals (cont’d.)
			Rockwood Specialties Group, Inc., Gtd. Notes
NR	EUR	125	7.625%, 11/15/14	$162,432
			Rockwood Specialties, Inc., Sr. Sub. Notes
B3		$ 87	10.625%, 05/15/11	94,395

				1,721,132

Commercial Services

			Iron Mountain, Inc., Gtd. Notes
Caa1		75	8.625%, 04/01/13	78,094

Conglomerates 0.1%

			Blount, Inc., Sr. Sub. Notes
B3		75	8.875%, 08/01/12	78,000
			Bombardier, Inc., Notes (Canada)
Ba2		62	6.75%, 05/01/12	59,365
			GenTek Escrow, Bond (i)
NR		75	Zero Coupon, 11/10/33	—
			Invensys PLC, Sr. Notes, 144A (United Kingdom)
B3		40	9.875%, 03/15/11	42,200
			Manitowoc Co., Co. Gtd. Notes
B2		100	10.50%, 08/01/12	109,000

				288,565

Consumer Cyclical - Services 0.2%

			Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)
Caa2		125	10.125%(v), 10/01/14	98,750
			Goodman Global Holdings,(c)
			Sr. Notes
B3		150	7.491%, 06/15/12	153,000
			Sr. Sub. Notes
B3		187	7.875%, 12/15/12	187,000

				438,750

Consumer Products & Services 0.2%

			Clorox Co., Sr. Notes (c)
A3		500	5.025%, 12/14/07	500,476

Consumer Products - 0.1%

			Jostens Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08), 144A
Caa2		125	10.25%(v), 12/01/13	96,562
			Solo Cup Co., Sr. Sub. Notes
Caa1		62	8.50%, 02/15/14	58,900
			Visant Holding Corp., Sr. Notes
Caa2		125	8.75%, 12/01/13	121,875

				277,337

Consumer Products - Household & Leisure 0.1%

			Affinion Group, Inc., Gtd. Notes
B3		63	10.125%, 10/15/13	65,048
			Spectrum Brands, Inc., Co., Gtd. Notes
Caa1		125	7.375%, 02/01/15	105,000

				170,048

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Consumer Products - Industrial 0.1%

		Johnsondiversified Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)
Caa1	$75	10.67%(v), 05/15/13	$64,875
		Johnsondiversified, Inc., Gtd. Notes
B3	75	9.625%, 05/15/12	76,594

			141,469
Consumer Products - Non Durable 0.1%

		Church & Dwight Co., Inc., Co. Gtd. Notes
Ba3	125	6.00%, 12/15/12	120,625
		Playtex Products, Inc., Co., Gtd. Notes
Caa1	125	9.375%, 06/01/11	130,312

			250,937

Defense 0.1%

		L-3 Communications Corp.,
		Sr. Sub. Notes
Ba3	125	6.375%, 10/15/15	121,250
		Co. Gtd. Notes
Ba3	100	7.625%, 06/15/12	103,000

			224,250

Diversified Financial Services 0.1%

		K & F Acquisition, Inc., Co., Gtd. Notes
Caa1	125	7.75%, 11/15/14	127,813
		Standard Aero Holdings, Inc., Co., Gtd. Notes
Caa1	25	8.25%, 09/01/14	22,125

			149,938

Electronic Components 0.1%

		PPL Capital Funding, Inc., Trust I, Co., Gtd. Notes
BB+(d)	300	7.29%, 05/18/06	299,701

Energy - Coal 0.1%

		Arch Western Finance LLC, Sr. Notes
Ba3	50	6.75%, 07/01/13	49,500
		Foundation PA Coal Co., Sr. Notes
B1	50	7.25%, 08/01/14	50,125
		Massey Energy Co., Sr. Notes
B1	63	6.875%, 12/15/13	60,638

			160,263

Energy - Exploration & Production 0.3%

		Chesapeake Energy Corp.,
		Sr. Notes
Ba2	150	6.375%, 06/15/15	143,625
Ba2	125	6.875%, 01/15/16	123,125
		El Paso Production Holding Co., Co., Gtd. Notes
B3	125	7.75%, 06/01/13	128,906

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Energy - Exploration & Production (cont’d.)
		Encore Acquisition Co.,
		Sr. Sub. Notes
B2	$62	6.00%, 07/15/15	$57,350
		Sr. Sub. Notes
B2	25	6.25%, 04/15/14	23,750
		Forest Oil Corp., Sr. Notes
Ba3	30	8.00%, 12/15/11	31,913
		Magnum Hunter Resources, Inc., Co. Gtd. Notes
Ba3	8	9.60%, 03/15/12	8,540
		Newfield Exploration Co., Sr. Sub. Notes
NR	50	8.375%, 08/15/12	53,625
		Vintage Petroleum, Inc., Sr. Notes
A3	50	8.25%, 05/01/12	53,222
		Vintage Petroleum, Inc., Sr. Sub. Notes
A3	25	7.875%, 05/15/11	25,985

			650,041

Energy - Refining 0.1%

		Premcor Refining Group, Inc.,
		Sr. Notes
Baa3	25	6.75%, 02/01/11	25,981
		Gtd. Notes
Baa3	75	6.75%, 05/01/14	77,421

			103,402

Energy - Services 0.1%

		Hanover Compressor Co., Gtd. Notes
B3	75	8.625%, 12/15/10	78,187
		Hanover Equipment Trust, Sr. Notes
B2	50	8.75%, 09/01/11	52,125
		Parker Drilling Co., Sr. Notes
B2	100	9.625%, 10/01/13	110,500
		Pride International, Inc., Sr. Notes
Ba2	25	7.375%, 07/15/14	25,938

			266,750

Entertainment & Leisure 0.4%

		AMC Entertainment, Inc., Gtd. Notes
B2	100	8.625%, 08/15/12	104,500
		Harrah’s Operating Co., Inc., Notes (c)
Baa3	500	5.315%, 02/08/08	500,925
		Intrawest Corp., Sr. Notes (Canada)
B1	75	7.50%, 10/15/13	75,937
		Six Flags, Inc., Sr. Notes
Caa1	45	9.625%, 06/01/14	45,563
		Universal City Florida, Holding Co., Sr. Notes
B3	50	8.375%, 05/01/10	51,500
		Warner Music Group, Sr. Sub. Notes
B2	125	7.375%, 04/15/14	123,125

			901,550

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Environmental 0.2%

			Alliance One International, Notes, 144A
B2		$62	11.00%, 05/15/12	$58,900
			Allied Waste North America, Inc.,
			Sr. Notes
B2		25	7.875%, 04/15/13	26,000
			Sr. Notes, Ser. B
B2		220	8.50%, 12/01/08	231,550

				316,450

Finance

			E*Trade Group Corp., Sr. Notes, 144A
B1		62	7.375%, 09/15/13	63,085

Financial - Bank & Trust 0.2%

			HSBC Bank USA NA, Sr. Notes (c)
Aa2		400	5.00%, 09/21/07	400,252

Financial Services 0.3%

			General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)
Aaa	JPY	67,000	1.40%, 11/02/06	592,028

Food 0.1%

			Agrilink Foods, Inc., Gtd. Notes, 144A
B3		8	11.875%, 11/01/08	8,180
			Dole Foods Co., Inc.,
			Sr. Notes
B2		38	8.625%, 05/01/09	37,525
			Sr. Notes
B2		18	8.875%, 03/15/11	17,550
			Pinnacle Foods Holding Corp., Sr. Sub. Notes
B3		63	8.25%, 12/01/13	63,157
			United Biscuits Co., Co. Gtd. Notes (United Kingdom)
B3	EUR	125	10.625%, 04/15/11	166,769

				293,181

Food & Beverage

			Smithfield Foods, Inc., Sr. Notes
Ba2		80	8.00%, 10/15/09	82,000

Gaming 0.8%

			Boyd Gaming Corp., Sr. Sub. Notes
B1		175	8.75%, 04/15/12	185,500
			Caesars Entertainment, Inc., Sr. Sub. Notes
Ba1		35	8.125%, 05/15/11	37,669
			Codere Finance SA, Sr. Notes, 144A (Luxembourg)
B2	EUR	62	8.25%, 06/15/15	83,695
			Isle of Capri Casinos, Inc., Sr. Sub. Notes
B2		50	7.00%, 03/01/14	49,125
			MGM Mirage, Inc.,
			Co. Gtd. Notes
Ba2		250	6.00%, 10/01/09	246,562
Ba2		125	6.625%, 07/15/15	121,094

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Gaming (cont’d.)
		Sr. Notes, 144A
Ba2	$125	6.75%, 04/01/13	$123,125
		Co. Gtd. Notes
Ba3	130	9.75%, 06/01/07	134,875
		Mohegan Tribal Gaming Authority, Sr. Sub. Notes
Ba3	100	8.00%, 04/01/12	104,000
		Park Place Entertainment Corp.,
		Sr. Notes
Baa3	130	7.50%, 09/01/09	136,914
		Sr. Sub. Notes
Ba1	20	8.875%, 09/15/08	21,200
Ba1	20	9.375%, 02/15/07	20,525
		Penn National Gaming, Inc., Sr. Sub. Notes
B1	25	6.75%, 03/01/15	24,563
		Seneca Gaming Corp., Unsec’d. Notes
B1	62	7.25%, 05/01/12	61,690
		Station Casinos, Inc.,
		Sr. Notes, 144A
Ba2	90	6.00%, 04/01/12	87,525
		Sr. Sub. Notes
Ba3	125	6.875%, 03/01/16	122,812
		Wynn Las Vegas LLC, 1st Mortgage
B2	118	6.625%, 12/01/14	114,755

			1,675,629

Health Care 0.1%

		VWR International, Inc., Sr. Sub. Notes, 144A
Caa1	125	8.00%, 04/15/14	125,000

Health Care - Services 0.4%

		Accellant, Inc., Co. Gtd. Notes
Caa1	125	10.50%, 12/01/13	134,375
		Alliance Imaging, Inc., Sr. Sub. Notes
B3	25	7.25%, 12/15/12	21,750
		Concentra Operating Corp., Sr. Sub. Notes
B3	125	9.125%, 06/01/12	131,250
		Coventry Health Care, Inc., Sr. Notes
Ba1	45	8.125%, 02/15/12	47,306
		HCA, Inc., Debs.
Ba2	180	7.50%, 12/15/23	173,438
Ba2	60	9.00%, 12/15/14	67,209
		Select Medical Corp., Co. Gtd. Notes
B3	50	7.625%, 02/01/15	45,125
		Tenet Healthcare Corp.,
		Sr. Notes, 144A
B3	35	6.50%, 06/01/12	32,113
B3	50	9.25%, 02/01/15	51,000
		Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes
Caa1	75	9.00%, 10/01/14	77,438

			781,004

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Healthcare - Pharma 0.2%

			Biovail Corp., Sr. Sub. Notes (Canada)
B2		$125	7.875%, 04/01/10	$126,250
			Elan Finance PLC, Co. Gtd. Notes (Ireland)
B3		25	7.75%, 11/15/11	24,000
			Mylan Laboratories, Inc., Co. Gtd. Notes
Ba1		62	6.375%, 08/15/15	60,760
			Nycomed A/S, Sr. Notes (Denmark)
NR	EUR	66	11.75%, 09/15/13	87,577
			Warner Chilcott Corp., Co. Gtd. Notes
Caa1		125	8.75%, 02/01/15	124,375

				422,962

Home Construction 0.1%

			Hovnanian Enterprises, Inc., Co. Gtd. Notes
Ba1		25	6.25%, 01/15/15	22,997
Ba1		63	7.50%, 05/15/16	61,767
			KB Home, Sr. Sub. Notes
Ba2		65	8.625%, 12/15/08	68,668
			Meritage Homes Corp., Sr. Notes
Ba2		125	6.25%, 03/15/15	112,500

				265,932

Lodging 0.2%

			HMH Properties, Inc., Co. Gtd. Notes, Series B
Ba2		14	7.875%, 08/01/08	14,018
			ITT Corp., Debs.
Ba1		175	7.375%, 11/15/15	185,500
			Royal Caribbean Cruises Ltd., Sr. Notes
Ba1		125	8.00%, 05/15/10	133,503
			Starwood Hotels & Resorts Worldwide, Inc., Co. Gtd. Notes
Ba1		125	7.875%, 05/01/12	134,375

				467,396

Machinery 0.1%

			Terex Corp., Co. Gtd. Notes
Caa1		20	9.25%, 07/15/11	21,300
Caa1		90	10.375%, 04/01/11	94,725

				116,025

Media 0.1%

			DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes
Ba2		43	8.375%, 03/15/13	45,956
			Echostar DBS Corp., Co. Gtd. Notes
Ba3		125	6.625%, 10/01/14	120,469

				166,425

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)

Media - Broadcasting & Radio 0.1%
			Emmis Operating Co., Sr. Sub. Notes
B2		$125	6.875%, 05/15/12	$121,719
			Lin Television Corp., Co. Gtd. Notes
B1		62	6.50%, 05/15/13	57,350

				179,069

Media - Cable 0.2%

			Callahan Nordrhein-Westfalen GmbH, Sr. Disc. Notes (Germany) (i)
NR		50	16.00%, 07/15/10	1
			Charter Communications Holdings II, Sr. Notes
Caa1		100	10.25%, 09/15/10	100,750
			Charter Communications, Inc., Holdings LLC, Co. Gtd. Notes
Ca		121	Zero Coupon, 05/15/11	77,440
			CSC Holdings, Inc., Sr. Notes
B2		50	7.25%, 07/15/08	50,562
			Sr. Notes, 144A
B2		50	7.25%, 04/15/12	49,750
			Sr. Notes
B2		25	7.625%, 04/01/11	25,438
B2		30	7.875%, 12/15/07	30,637
			Kabel Deutschland GmbH, Co. Gtd. Notes (Germany)
B2		60	10.625%, 07/01/14	64,800
			Ono Finance PLC, Sr. Notes (United Kingdom)
B3	EUR	63	8.00%, 05/16/14	76,501

				475,879

Media - Diversified 0.1%

			Quebecor Media, Sr. Notes (Canada)
B2		62	7.75%, 03/15/16	63,550
			Sun Media Corp., Co. Gtd. Notes (Canada)
Ba3		150	7.625%, 02/15/13	153,375

				216,925

Metals 0.5%

			AK Steel Corp., Co. Gtd. Notes
B1		100	7.875%, 02/15/09	100,000
			AK Steel Corp., Co. Gtd. Notes Co. Gtd. Notes
B1		50	7.75%, 06/15/12	50,625
			Ispat Inland ULC, Sec’d Notes, 144A (Canada)
Ba1		125	9.75%, 04/01/14	140,625
			Kloeckner Investment SCA, Notes (Germany)
B2	EUR	62	10.50%, 05/15/15	92,495
			Novelis, Inc., Sr. Notes (Canada)
B1		125	7.25%, 02/15/15	121,250
			Oregon Steel Mills, Inc., Co. Gtd. Notes
Ba3		55	10.00%, 07/15/09	58,163
			Pemex Project Funding Master Trust, Co. Gtd. Notes
Baa1		250	9.25%, 03/30/18	300,625

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Metals (cont’d.)
			United States Steel Corp. LLC, Sr. Notes
Ba1		$89	10.75%, 08/01/08	$97,232

				961,015

Mining

			OM Group, Inc., Co. Gtd. Notes
Caa1		45	9.25%, 12/15/11	46,463

Oil & Gas 0.2%

			Petroleum Export Ltd., Sr. Notes, 144A (Cayman Island)
Baa1		492	5.265%, 06/15/11	479,887

Packaging 0.4%

			Crown Americas LLC, Sr. Notes
B1		125	7.75%, 11/15/15	128,438
			Graham Packaging Co.,
			Gtd. Notes
Caa1		62	8.50%, 10/15/12	63,240
			Sub. Notes, 144A
Caa2		200	9.875%, 10/15/14	205,500
			Graham Packaging International Corp., Sr. Sub. Notes
B3		125	9.50%, 08/15/13	121,250
			Impress Group BV, Sr. Notes (Netherlands)
B2	EUR	100	10.50%, 05/25/07	130,103
			Owens Brockway Glass Container, Inc., Sec’d. Notes
B1		180	8.75%, 11/15/12	192,150
			Plastipak Holdings, Inc., Sr. Notes
B2		63	8.50%, 12/15/15	63,630

				904,311

Paper 0.5%

			Abitibi-Consolidated, Inc., Notes (Canada)
Ba3		125	5.25%, 06/20/08	120,000
			Ainsworth Lumber Co. Ltd., Sr. Notes
B2		85	6.75%, 03/15/14	72,463
			Gtd. Notes
B2		62	7.25%, 10/01/12	55,645
			Cellu Tissue Holdings, Inc., Sec’d. Notes
B2		100	9.75%, 03/15/10	100,000
			Georgia-Pacific Corp., Notes
B2		125	8.125%, 05/15/11	129,687
B2		75	8.875%, 05/15/31	78,562
			Jefferson Smurfit Corp.,
			Co. Gtd. Notes
B2		125	7.50%, 06/01/13	116,562
			Co. Gtd. Notes
B2		50	8.25%, 10/01/12	48,500
			JSG Funding PLC, Sr. Notes (Ireland)
B3		125	9.625%, 10/01/12	131,875
			JSG Holding PLC, Sr. Notes (Ireland)
Caa2	EUR	66	11.50%, 10/01/15	86,026

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Paper (cont’d.)

			Mercer International, Inc., Sr. Notes Sr. Notes
Caa1		25	9.25%, 02/15/13	23,188

				962,508

Printing

			Vertis, Inc., Co. Gtd. Notes, Series B Co. Gtd. Notes, Series B
Caa2		55	10.875%, 06/15/09	52,525

Publishing 0.4%

			Dex Media East LLC, Gtd. Notes
B1		107	12.125%, 11/15/12	121,044
			Dex Media West Finance, Sr. Sub. Notes
B2		142	9.875%, 08/15/13	156,377
			Houghton Mifflin Co., Sr. Sub. Notes
Caa1		125	9.875%, 02/01/13	133,750
			Lighthouse International Co. SA, Sr. Notes (Luxembourg)
B3	EUR	125	8.00%, 04/30/14	169,134
			Medianews Group, Inc., Sr. Sub. Notes
B2		75	6.875%, 10/01/13	68,625
			Primedia, Inc., Sr. Notes
B2		50	8.875%, 05/15/11	48,125
			WDAC Subsidiary Corp., Sr. Notes
Caa1	EUR	125	8.50%, 12/01/14	160,855

				857,910

Real Estate Investment Trust 0.1%

			Omega Healthcare Investors, Inc., Sr. Notes, 144A
Ba3		25	7.00%, 04/01/14	24,500
			Senior Housing Properties Trust, Sr. Notes
Ba2		60	8.625%, 01/15/12	65,700
			Ventas Realty LP Ventas Capital Corp., Co. Gtd.
Ba2		110	9.00%, 05/01/12	121,687

				211,887

Real Estate Investment Trust - Hotels 0.1%

			Host Marriott LP,
			Sr. Notes
Ba3		75	7.00%, 08/15/12	75,750
Ba3		40	7.125%, 11/01/13	40,600
			Gtd. Notes
Ba3		125	9.50%, 01/15/07	127,812

				244,162

Real Estate Investment Trust - Office Industrial

			Crescent Real Estate Equities LP, Sr. Notes
B1		62	9.25%, 04/15/09	64,790

Restaurants 0.1%

			Landry’s Restaurants, Inc., Gtd. Notes
B2		125	7.50%, 12/15/14	120,000

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Retail & Merchandising 0.1%

			General Nutrition Center, Inc., Co. Gtd. Notes
B3		$125	8.625%, 01/15/11	$128,125

Retailers

			Neiman Marcus Group, Inc., Sr. Unsec’d. Notes, 144A
B2		63	9.00%, 10/15/15	66,938

Retailers - Food & Drug 0.1%

			Ahold Finance USA, Inc., Sr. Notes
Ba1		25	8.25%, 07/15/10	26,344
			Jean Coutu Group PJC, Inc., Sr. Notes (Canada)
B2		25	7.625%, 08/01/12	24,562
			Jean Coutu Group PJC, Inc., Sr. Sub. Notes (Canada)
B3		50	8.50%, 08/01/14	46,875

				97,781

Services Cyclical - Distribution/Logistical 0.2%

			Ray Acquisition SCA. Sr. Sub. Notes, 144A (France)
Caa1	EUR	312	9.375%, 03/15/15	425,111

Services Cyclical - Rental Equipment 0.2%

			Hertz Corp.,
			Sr. Notes
B1		250	8.875%, 01/01/14	265,625
			Sr. Sub. Notes
B3		62	10.50%, 01/01/16	68,587
			United Rentals NA, Inc.,
			Co. Gtd. Notes
B3		25	6.50%, 02/15/12	24,500
			Sr. Sub. Notes 144A
Caa1		50	7.75%, 11/15/13	50,250

				408,962

Technology - Hardware 0.1%

			Avago Technologies Financial, Sr. Notes
B3		62	10.125%, 12/01/13	67,115
			Flextronics International Ltd., Sr. Sub. Notes
Ba2		75	6.25%, 11/15/14	72,938
			Nortel Networks Corp., Co. Gtd. Notes
B3		20	4.25%, 09/01/08	18,950
			Xerox Corp., Sr. Notes
Ba2		75	7.625%, 06/15/13	77,437

				236,440

Technology - Software/Services 0.3%

			Sungard Data Systems, Inc., Sr. Unsec’d. Notes
B3		125	9.125%, 08/15/13	133,437
			Sungard Data Systems, Inc., Sr. Sub. Notes, 144A
Caa1		125	10.25%, 08/15/15	134,375

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Technology - Software/Services (cont’d.)
		UGS Corp., Co. Gtd. Notes
B3	$250	10.00%, 06/01/12	$273,125

			540,937

Telecommunications 0.4%

		AT&T Corp., Sr. Notes
A2	73	7.30%, 11/15/11	78,718
		Cincinnati Bell, Inc., Sr. Sub. Notes
B3	50	8.375%, 01/15/14	51,125
		Citizens Communications Co., Notes
Ba3	125	9.25%, 05/15/11	137,344
		Citizens Communications Co., Sr. Notes
Ba3	100	6.25%, 01/15/13	97,125
		Eircom Funding, Gtd. Notes (Ireland)
B1	50	8.25%, 08/15/13	53,750
		Nordic Tel Co. Holdings., Bonds, 144A (Denmark)
B2	62	8.25%, 05/01/16	78,219
		Qwest Capital Funding, Co. Gtd. Notes
B3	125	7.00%, 08/03/09	125,469
		Qwest Corp., Sr. Notes
Ba3	100	7.875%, 09/01/11	104,875

			726,625
Telecommunications - Cellular 0.9%

		Alamosa Delaware, Inc., Sr. Notes
Caa1	75	8.50%, 01/31/12	80,344
Caa1	50	11.00%, 07/31/10	55,313
		American Tower Corp., Sr. Notes
B1	125	7.50%, 05/01/12	128,125
		Centennial Communications Corp., Notes
B3	100	8.125%, 02/01/14	103,000
		Dobson Cellular Systems, Sec’d. Notes
B1	25	9.43%, 11/01/11	25,875
		Dobson Communications Corp., Sr. Notes
Caa2	125	8.875%, 10/01/13	127,812
		Qwest Corp., Sr. Notes
Ba3	1,000	7.625%, 06/15/15	1,040,000
		Rogers Wireless, Inc.,
		Sec’d. Notes
Ba2	75	7.50%, 03/15/15	78,937
		Sr. Sub. Notes
Ba3	75	8.00%, 12/15/12	78,750
		US Unwired, Inc., Sec’d. Notes
Baa2	25	9.16%, 06/15/10	25,625
		Wind Acquisition Finance SA, Co. Gtd. Notes
B3	125	10.75%, 12/01/15	138,125

			1,881,906

Telecommunications - Satellites 0.1%

		Intelsat Bermuda Ltd., Sr. Notes
B2	125	8.25%, 01/15/13	127,344

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Telecommunications - Satellites (cont’d.)
		PanAmSat Corp., Gtd. Notes
B1	$125	9.00%, 08/15/14	$131,406

			258,750

Textiles & Apparel 0.1%

		Propex Fabrics, Inc., Co. Gtd. Notes
B3	75	10.00%, 12/01/12	70,500
		Quicksilver, Inc., Co. Gtd. Notes
B1	125	6.875%, 04/15/15	120,625

			191,125

Transportation 0.1%

		Progress Rail Services Corp., Sr. Notes
B2	62	7.75%, 04/01/12	64,558
		Stena AB, Sr. Notes, 144A
Ba3	75	7.50%, 11/01/13	74,437

			138,995

Utilities - Distribution 0.1%

		Inergy LP Inergy Finance Corp., Sr. Notes
B1	50	6.875%, 12/15/14	47,250
		Suburban Propane Partners LP, Sr. Notes
B1	125	6.875%, 12/15/13	118,437
		Transmontaigne, Inc., Sr. Sub. Notes
B3	40	9.125%, 06/01/10	43,100

			208,787

Utilities - Electric 0.8%

		AES Corp., Sr. Notes
B1	195	9.375%, 09/15/10	212,550
		AES Eastern Energy LP, Pass Thru Certs
Ba1	129	9.00%, 01/02/17	144,926
		Allegheny Energy Supply Co. LLC, Notes, 144A
Ba3	30	8.25%, 04/15/12	32,625
		Calpine Corp., Sec’d. Notes
NR	125	8.75%, 07/15/13	114,375
		CMS Energy Corp., Sr. Notes
B1	50	8.50%, 04/15/11	53,687
		Dynegy Holdins, Inc., Sr. Unsec’d. Notes
B2	62	8.375%, 05/01/16	61,690
		Edison Mission Energy, Sr. Notes
B1	75	7.73%, 06/15/09	76,781
		Homer City Funding LLC, Co. Gtd. Notes
Ba2	69	8.137%, 10/01/19	74,175
		Midwest Generation LLC, Pass Thru Certificates
B1	30	8.30%, 07/02/09	30,812
B1	53	8.56%, 01/02/16	57,704
Ba3	125	8.75%, 05/01/34	135,000
		Mirant North America LLC, Sr. Notes, 144A
B1	125	7.375%, 12/31/13	125,469

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Utilities - Electric (cont’d.)

		Mission Energy Holding Co., Sec’d. Notes
B2	$35	13.50%, 07/15/08	$39,769
		Nevada Power Co., Notes
Ba1	60	6.50%, 04/15/12	60,432
Ba1	5	10.875%, 10/15/09	5,371
		NRG Energy, Inc., Co. Gtd. Notes
B1	125	7.375%, 02/01/16	126,094
		Orion Power Holdings, Inc., Sr. Notes
B3	50	12.00%, 05/01/10	57,000
		Reliant Energy Mid-Atlantic Power Holdings LLC, Ser. B, Pass Thru Certificates
B2	66	9.237%, 07/02/17	71,888
		Reliant Energy, Inc., Sec’d. Notes
B2	60	9.50%, 07/15/13	60,900
		Sierra Pacific Resources, Sr. Notes
B1	40	8.625%, 03/15/14	43,314

			1,584,562

Utility- Pipelines 0.6%

		El Paso Corp., Notes
Caa1	125	7.875%, 06/15/12	129,375
		El Paso Corp., Sr. Notes
Caa1	125	7.80%, 08/01/31	123,750
		El Paso Natural Gas Co., Bonds
B1	125	8.375%, 06/15/32	137,665
		Great Lakes Dredge & Dock Corp., Sr. Sub. Notes
Caa2	35	7.75%, 12/15/13	32,987
		Pacific Energy Partners LP, Sr. Notes, 144A
Ba2	50	7.125%, 06/15/14	50,500
		Southern Natural Gas Co., Unsub. Notes
B1	50	8.875%, 03/15/10	53,075
		Tennessee Gas Pipeline Co., Debs.
B1	160	7.00%, 03/15/27-10/15/28	159,045
B1	125	7.625%, 04/01/37	127,084
		Williams Cos., Inc.,
		Unsec’d. Notes
B1	150	7.125%, 09/01/11	154,125
B1	125	7.625%, 07/15/19	131,250
B1	45	8.125%, 03/15/12	48,319

			1,147,175

		Total Corporate Bonds (cost $28,774,920)	29,260,621

FOREIGN GOVERNMENT BONDS 5.4%

		Brazilian Government International Bond
B1	45	8.25%, 01/20/34	48,938
		Federal Republic of Brazil
Ba3	50	8.875%, 10/14/19-04/15/24	57,376
B1	55	10.00%, 08/07/11	64,487

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

FOREIGN GOVERNMENT BONDS (Continued)
			Federal Republic of Germany
Aaa	EUR	8,000	2.50%, 09/22/06	$10,077,210
			Federal Republic of Italy
Aa2	JPY	5,000	0.375%, 10/10/06	43,972
Aa2	JPY	3,000	3.80%, 03/27/08	27,874
			Republic of Panama
Ba1		180	9.625%, 02/08/11	205,200
			Russian Government Bond
Baa3		450	5.00%, 03/31/30	487,575
			United Kingdom Treasury Bond
Aaa	GBP	200	5.75%, 12/07/09	377,548

			Total Foreign Government Bonds (cost $11,044,711)	11,390,180

MUNICIPAL BONDS 0.9%

			Georgia State Road & Tollway Authority Revenue Bonds
Aaa		200	5.00%, 03/01/21	208,696
			Golden State Tobacco Settlement Revenue Bonds
			Series 2003-A-1
Baa3		250	6.25%, 06/01/33	270,935
Baa3		100	6.75%, 06/01/39	111,281
			New York State Dormitory Authority, Revenue Bonds
Aa2		500	6.65%, 08/15/30	567,585
			South Carolina State Highway, Series B
Aaa		200	5.00%, 04/01/17	209,196
			Tobacco Settlement Financing Corp., New Jersey
Baa3		300	6.00%, 06/01/37	313,968
Baa3		250	6.375%, 06/01/32	270,765

			Total Municipal Bonds (cost $1,767,571)	1,952,426

Principal Amount (000)#	Description	Value

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 19.1%

	Federal Home Loan Mortgage Corp.
990	5.00%, 11/01/35-01/01/36	935,928
20	5.506%, 08/01/23	20,123
263	6.00%, 09/01/22	264,455
	Federal National Mortgage Assoc.
1,020	4.00%, 08/01/18-06/01/19	951,880
99	4.50%, 11/01/35	90,927
114	4.63%, 05/01/36	114,403
81	5.00%, 01/01/19	79,006
37,331	5.50%, 09/01/33-04/01/36	36,291,123
1,000	5.50%, TBA	971,374
195	6.00%, 05/01/16-12/01/17	197,548
50	6.50%, 01/01/16	51,199
171	7.50%, 01/01/32	178,399

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

	Principal Amount (000)#	Description	Value

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (Continued)
		Government National Mortgage Assoc.
	$67	4.50%, 08/15/33-09/15/33	$62,480
	12	4.75%, 09/20/22	11,868
	105	8.50%, 02/20/30-06/15/30	112,627

		Total U.S. Government Mortgage Backed Obligations (cost $41,540,866)	40,333,340

U.S. TREASURY OBLIGATIONS 19.4%

		United States Treasury Bonds
	3,800	4.25%, 11/15/14	3,592,037
	7,100	6.00%, 02/15/26	7,690,741
	1,750	6.50%, 11/15/26	2,006,758
	400	12.00%, 08/15/13	461,078
		United States Treasury Inflation Index Bonds
	700	2.375%, 04/15/11	705,117
	190	3.875%, 04/15/29	288,193
		United States Treasury Notes
	7,800	3.375%, 09/15/09	7,434,983
	5,600	3.50%, 02/15/10	5,330,282
	2,600	3.875%, 09/15/10-02/15/13	2,469,011
	1,000	4.00%, 06/15/09	974,375
	5,300	4.25%, 10/15/10-01/15/11	5,151,052
	1,000	4.375%, 12/15/10	977,617
	1,000	4.50%, 11/15/10	983,320
	1,400	4.75%, 03/31/11	1,388,953
	300	5.00%, 08/15/11	301,172
	900	6.00%, 08/15/09	930,023
		United States Treasury Strip Coupon
	500	Zero, 02/15/22	215,577

		Total U.S. Treasury Obligations (cost $41,749,813)	40,900,289

Units
WARRANTS*

776		Mcleodusa, Inc., expiring 4/16/07	1
300,000		United Mexican States Ser. D, expiring 06/30/06	2,100
300,000		United Mexican States Ser. E, expiring 06/30/07	8,025

		Total Warrants (cost $58)	10,126

		Total Long-Term Investments (cost $206,130,999)	217,644,680

Contracts/Notional Amount
SHORT-TERM INVESTMENTS 13.0%

OUTSTANDING OPTIONS PURCHASED

Call Options
		Swap option 3 month LIBOR
	500,000	expiring 04/27/2009 @ 6.25%	29,611
		Swap option 3 month LIBOR
	2,700,000	expiring 10/12/2006 @ 4.25%	38

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Contracts/ Notional Amount		Description	Value

OUTSTANDING OPTIONS PURCHASED (Continued)
Call Options (cont’d.)
		Swap option 3 month LIBOR
	5,900,000	expiring 10/18/2006 @ 4.50%	$602
		Swap option 3 month LIBOR
	2,400,000	expiring 10/19/2006 @ 4.25%	43
		Swap option 3 month LIBOR
	1,200,000	expiring 08/08/2006 @ 4.75%	134
		Euro Futures
	23	expiring 06/19/2006 @$95.25	144

			30,572
Put Options
		Swap option 3 month LIBOR
	500,000	expiring 04/27/2009 @ 5.75%	20,408
		Euro Futures
	450	expiring 12/18/2006 @$91.75	2,813
		Euro Futures
	1	expiring 05/26/2006 @ $115.00	5,722

			28,943

		Total Outstanding Options Purchased (cost $130,811)	59,515

Principal Amount (000)#

U.S. TREASURY OBLIGATIONS 0.2%

		U.S. Treasury Bills(n)
	20	4.476%, 06/01/06	19,923
	320	4.50%, 06/15/06	318,114
	20	4.553%, 06/15/06	19,886

		Total U.S. Treasury Obligations (cost $358,009)	357,923

CERTIFICATES OF DEPOSIT 0.4%

		Countrywide Bank NA
	900	4.911%, 10/18/06(cost $900,000)	899,880

COMMERCIAL PAPER 0.8%

		UBS Finance
	1,600	4.99%, 08/22/06(cost $1,574,939)	1,572,056

FOREIGN TREASURY OBLIGATIONS 3.8%

		Belgium Treasury Bill(n)
EUR	1,370	2.583%, 07/13/06	1,719,759
EUR	170	2.556%, 06/15/06	213,822
		France Treasury Bill(n)
EUR	50	2.585%, 07/13/06	62,765
EUR	1,200	2.465%, 05/24/06	1,511,657
EUR	50	2.549%, 07/20/06	62,727

Strategic Partners Conservative Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Principal Amount (000)#		Description	Value

FOREIGN TREASURY OBLIGATIONS (Continued)
EUR	550	2.583%, 09/28/06	$686,112
		German Treasury Bill(n)
EUR	300	2.661%, 08/16/06	375,511
EUR	740	2.77%, 09/13/06	924,300
		Spain Treasury Bill (n)
EUR	2,000	2.548%, 08/18/06	2,503,280

		Total Foreign Treasury Obligations (cost $7,664,927)	8,059,933

Shares

AFFILIATED MONEY MARKET MUTUAL FUND 7.8%

16,540,505		Dryden Core Investment Fund - Taxable Money Market Series (cost $16,540,505) (w)	16,540,505

		Total Short-Term Investments (cost $27,169,191)	27,489,812

		Total Investments, Before Outstanding Options Written and Securities Sold Short—116.2% (cost $233,300,190)(p)	245,134,492

Principal Amount (000)#

INVESTMENTS SOLD SHORT (15.1)%

		Federal National Mortgage Assoc.
	7,000	5.50%, TBA	(6,797,002)
		United States Treasury Notes
	7,800	3.375%, 09/15/09	(7,434,983)
	5,600	3.50%, 02/15/10	(5,330,282)
	3,600	4.25%, 11/15/14	(3,402,983)
	300	5.00%, 08/15/11	(301,172)
	7,100	6.00%, 02/15/26	(7,690,741)
	900	6.00%, 08/15/09	(930,023)

		Total Investments Sold Short (proceeds received $33,284,259)	(31,887,186)

Contracts / Notional Amount		Description	Value

OUTSTANDING OPTIONS WRITTEN

CALL OPTIONS

		Euro Futures
	46	expiring 06/19/2006 @ $95.50	(287)
		Swap option 3 month LIBOR
	2,900,000	expiring 07/03/2006 @ 4.00%	—

Strategic Partners Conservative Allocation Fund (Continued)
Schedule of Invesments
April 30, 2006 (Unaudited)

Contracts/ Notional Amount	Description	Value

OUTSTANDING OPTIONS WRITTEN (Continued)
Call options (cont’d.)

	Swap option 3 month LIBOR
1,200,000	expiring 10/12/2006 @ 4.30%	$(52)
	Swap option 3 month LIBOR
2,500,000	expiring 10/18/2006 @ 4.56%	(703)
	Swap option 3 month LIBOR
1,000,000	expiring 10/19/2006 @ 4.31%	(57)
	Swap option 3 Month LIBOR
500,000	expiring 08/08/2006 @ 4.78%	(116)

	Total Call Options (premium received $129,201)	(1,215)

PUT OPTIONS

	Euro Futures
1	expiring 05/26/2006 @ $112.00	(5,495)
	Swap option 3 month LIBOR
2,900,000	expiring 07/03/2006 @ 6.00%	(1,189)

	Total Put Options (cost $(83,960))	(6,684)

	Total Outstanding Options Written (premium received $213,161)	(7,899)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—101.1% (cost $199,802,770)	213,239,407
	Other liabilities in excess of other assets (u)—(1.1)%	(2,354,849)

	NET ASSETS —100%	$210,884,558

The following abbreviations are used in portfolio descriptions:
144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

	ADR	American Depositary Receipt
	NR	Not Rated by Moodys or Standard & Poor’s
	TBA	To Be Announced
	EUR	Euro
	GBP	British Pound
	JPY	Japanese Yen
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.
(p)

The United States federal income tax basis of the Fund’s investments was $234,632,251; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,502,241 (gross unrealized appreciation - $14,580,439; gross unrealized depreciation - $(4,078,198). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(u)

Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open Future contracts outstanding at April 30, 2006:

Number of Contracts	Type	Expiration Date	Value at April 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)

Long Positions:
142	5 Yr. U.S. Treasury Notes	Jun. 2006	$14,790,187	$14,923,710	$(133,523)
11	30 Yr. U.S. Treasury Bonds	Jun. 2006	1,175,281	1,241,453	(66,172)
217	90 Day Euro	Dec. 2006	51,404,588	51,433,926	(29,338)
99	90 Day Euro	Mar. 2007	23,460,525	23,449,800	10,725
32	90 Day Euro	Sept. 2007	7,585,200	7,599,600	(14,400)
50	90 Day Euro	Dec. 2008	11,835,000	11,881,250	(46,250)

			$110,250,781	$110,529,739	$(278,958)

Short Positions:
9	10yr. Euro-Bond	June 2006	$1,312,349	$1,346,867	$34,518
43	10 Yr. U.S. Treasury Notes	June 2006	4,539,859	4,620,656	80,797

			$5,852,208	$5,967,523	$115,315

Foreign currency exchange contracts outstanding at April 30, 2006

Purchase Contracts	Notional Amount	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Chinese Yuan,
Expiring 03/16/07	1,544,000	$200,000	$199,544	$(456)
Japanese Yen,
Expiring 05/15/06	202,150,000	1,723,183	1,779,666	56,483

		$1,923,183	$1,979,210	$56,027

Sale Contracts	Notional Amount	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation

Euros,
Expiring 05/25/06	4,159,000	$5,187,689	$5,247,023	$(59,334)
Expiring 06/30/06	1,823,000	2,227,352	2,309,248	(81,896)
Expiring 07/31/06	533,000	686,044	701,827	(15,783)
Pound Stering,
Expiring 06/15/06	220,000	396,563	401,452	(4,889)

		$8,497,648	$8,659,550	$(161,902)

Interest rate swap agreements outstanding at April 30, 2006:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Barclays Capital (1)	12/15/2007	EUR	500	4.00%	3 Month LIBOR	5,956
Merrill Lynch & Co. (1)	12/15/2014	EUR	2,600	4.00%	6 Month LIBOR	30,021
Goldman Sachs (1)	12/15/2007	USD	1,500	4.00%	3 Month LIBOR	(29,872)
Morgan Stanley & Co. (2)	06/21/2006	USD	800	5.00%	3 Month LIBOR	(79,617)
Goldman Sachs (2)	06/21/2006	USD	600	5.00%	3 Month LIBOR	(57,517)
UBS AG (2)	10/15/2010	EUR	100	2.15%	6 Month LIBOR	149
Merrill Lynch & Co. (1)	06/15/2015	JPY	50,000	1.50%	6 Month LIBOR	22,066
Goldman Sachs (2)	06/21/2011	USD	2,300	5.00%	3 Month LIBOR	(41,474)
Bank of America Securities LLC (2)	06/21/2016	USD	1,000	5.00%	3 Month LIBOR	(41,469)
Morgan Stanley & Co. (2)	06/21/2006	USD	300	5.00%	3 Month LIBOR	(2,359)
Barclays Capital (1)	06/15/2012	JPY	20,000	2.00%	6 Month LIBOR	8,860
Barclays Capital (1)	09/15/2010	GBP	400	5.00%	6 Month LIBOR	(6,156)

						$(191,412)

(1) Fund pays the fixed rate and receives the floating rate.
(2) Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2006:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co.(1)	12/20/2008	$200	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(708)
UBS AG(1)	12/20/2008	300	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(527)
Lehman Brothers (1)	12/20/2008	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(354)
Bear Stearns International Ltd. (1)	7/25/2045	1,800	0.54%	Dow Jones CDX IG4 Index	(5,564)
Bank of America Securities LLC (1)	12/20/2008	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(165)
Citigroup (1)	12/20/2008	200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(888)
Barclays Bank PLC(1)	12/20/2008	200	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(669)
Morgan Stanley & Co.(1)	12/20/2008	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(155)
Citigroup (1)	12/20/2008	100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(554)
Lehman Brothers (1)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,044)
Bear Stearns International Ltd. (1)	12/20/2008	200	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(1,357)
Lehman Brothers (1)	12/20/2008	200	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	(419)
Merrill Lynch & Co.(1)	12/20/2008	100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(639)
Lehman Brothers (1)	12/20/2008	200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(494)
Lehman Brothers (1)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,112)
Lehman Brothers (1)	12/20/2008	100	0.30%	Masco Corp., 5.875%, due 7/15/12	(424)
Lehman Brothers (1)	12/20/2008	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,028)
Lehman Brothers (1)	6/20/2009	500	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(3,632)
Lehman Brothers (1)	12/20/2008	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	339
Morgan Stanley & Co. (1)	9/20/2010	200	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(11,261)
Merrill Lynch & Co. (2)	3/20/2007	400	0.61%	Russian Federation, 2.25%, due 03/31/30	1,098
Citigroup (1)	12/20/2008	300	0.15%	Walmart Stores, Inc., 6.875%, due 8/10/09	(704)
Barclays Bank PLC (1)	12/20/2008	100	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,365)
Lehman Brothers (1)	12/20/2008	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(444)

					$(33,070)

(1) Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2) Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Strategic Partners Growth Allocation Fund
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 91.5%
COMMON STOCKS 91.5%

Advertising — 0.2%

20,000	JC Decaux SA (France)	$598,002
4,600	Marchex, Inc. (Class B Stock)	100,096

		698,098

Aerospace — 2.4%

750	Alliant Techsystems, Inc. *	59,993
35,200	BAE Systems PLC (United Kingdom) *	267,989
11,200	Boeing Co. (The)	934,640
775	DRS Technologies, Inc.	43,036
21,400	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	830,962
1,150	Esterline Technologies Corp. *	50,968
15,239	General Dynamics Corp.	999,983
21,177	Lockheed Martin Corp.	1,607,334
7,950	Moog, Inc. (Class A Stock) *	297,727
19,100	Northrop Grumman Corp.	1,277,790
12,300	Raytheon Co.	544,521
10,565	United Technologies Corp.	663,588

		7,578,531

Airlines — 0.1%

95,900	Qantas Airways Ltd. (Australia)	252,096

Auto Components — 0.2%

2,000	Magna International, Inc. (Class A Stock)	156,900
6,100	Paccar, Inc.	438,773

		595,673

Auto Related — 0.1%

6,300	Navistar International Corp. *	166,194

Automobile Manufacturers — 1.7%

8,300	Honda Motor Co. Ltd. (Japan)	589,707
28,200	Nissan Motor Co. Ltd. (Japan)	370,749
15,100	PSA Peugeot Citroen SA (France)	992,519
2,000	Renault SA (France) *	232,136
31,900	Toyota Motor Corp. (Japan)	1,865,841
12,110	Toyota Motor Corp. ADR (Japan)	1,418,444

		5,469,396

Automotive Parts — 0.5%

7,500	Autoliv, Inc.	414,750
3,900	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	281,439
500	Georg Fischer AG (Switzerland) *	243,106
49,200	GKN PLC (United Kingdom) *	281,268
6,000	Valeo SA (France)	257,065
30,000	Yokohama Rubber Co. Ltd. (Japan)	157,292

		1,634,920

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

Banks — 0.7%

2,300	Bank of New York Co., Inc. (The)	$80,845
21,000	Rogers Communications, Inc. (Class B Stock) (Canada)	890,112
26,900	Washington Mutual, Inc.	1,212,114

		2,183,071

Beverages — 0.5%

4,800	Anheuser-Busch Cos., Inc.	213,984
14,900	Asahi Breweries Ltd. (Japan)	213,166
10,900	Coca-Cola Co. (The)	457,364
20,400	Coca-Cola Enterprises, Inc.	398,412
3,800	PepsiCo, Inc.	221,312

		1,504,238

Biotechnology — 0.3%

1,500	Applera Corp. - Applied Biosystems Group	43,260
3,400	Celgene Corp. *	143,344
6,000	Genzyme Corp. *	366,960
3,950	Illumina, Inc. *	124,939
4,300	Millennium Pharmeceuticals, Inc. *	39,044
6,800	Serologicals Corp. *	211,616
600	Syngenta AG (Switzerland)	83,696

		1,012,859

Broadcasting — 0.9%

39,400	CBS Corp. (Class B Stock)	1,003,518
16,100	Clear Channel Communications, Inc.	459,333
48,700	Liberty Media Corp. *	406,645
5,900	McGraw-Hill Cos., Inc.	328,394
34,000	Time Warner, Inc. *	591,600

		2,789,490

Building Materials — 0.1%

4,620	Building Material Holding Corp.	154,400
13,080	Rollins, Inc.	264,870

		419,270

Business Services — 0.5%

4,800	Administaff, Inc.	277,200
10,970	Barrett Business Services, Inc.	289,827
4,280	Ctrip.com International Ltd., ADR (China) *	192,579
3,200	Fair Isaac Corp.	118,752
6,500	MPS Group, Inc. *	103,740
15,750	Optimal Group, Inc. (Class A Stock) (Canada)	242,393
5,700	URS Corp. *	245,499
575	WESCO International, Inc. *	43,125

		1,513,115

Cable Television — 0.3%

28,870	Comcast Corp. (Class A Stock)	893,527

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

Chemicals — 1.6%

7,288	Air Products & Chemicals, Inc.	$499,374
26,000	Asahi Kasei Corp. (Japan)	192,263
6,800	BASF AG (Germany)	583,024
7,300	Bayer AG (Germany)	337,168
400	Cytec Industries, Inc.	24,188
35,700	Denki Kagaku Kogyo KK (Japan)	163,662
100	Du Pont (E.I.) de Nemours	4,410
8,100	Eastman Chemical Co.	440,235
1,200	Givaudan SA (Switzerland)	1,007,257
33,100	Mitsubishi Chemical Holdings Corp. (Japan)	209,300
8,300	PPG Industries, Inc.	557,096
13,827	Praxair, Inc. *	776,110
3,800	Rohm and Haas Co.	192,280
4,100	Valspar Corp.	116,030

		5,102,397

Clothing & Apparel — 0.7%

4,700	Adidas-Salomon AG (Germany)	992,311
13,800	Coach, Inc. *	455,676
11,310	Iconix Brand Group, Inc. *	194,532
4,400	Jos. A. Bank Clothiers, Inc. *	184,800
2,100	NIKE, Inc. (Class B Stock)	171,864
8,300	Phillips-Van Heusen Corp.	333,660

		2,332,843

Commercial Banks — 1.7%

10,400	Alliance & Leicester PLC (United Kingdom)	212,976
59,907	Bank of America Corp.	2,990,558
12,300	Commonwealth Bank of Australia (Australia)	439,212
26,300	KeyCorp	1,005,186
1,100	Societe Generale (France)	168,059
6,300	UnionBanCal Corp.	441,567
900	Verwaltungs & Privat Bank AG (Switzerland) *	207,547

		5,465,105

Commercial Services — 1.0%

1,075	Aaron Rents, Inc.	28,875
9,100	Accenture Ltd. (Class A Stock)	264,537
1,300	Ace Cash Express, Inc. *	35,100
1,300	Dollar Thrifty Automotive Group, Inc. *	63,284
11,300	FirstService Corp. (Canada)	281,822
1,850	Healthcare Services Group, Inc.	39,497
19,800	Interserve PLC (United Kingdom) *	137,926
9,845	McGrath Rentcorp	264,732
10,400	McKesson Corp.	505,336
575	Monro Muffler Brake, Inc.	20,901
8,300	Moody’s Corp.	514,683
69,900	Pilkington PLC (United Kingdom)	207,451
5,800	Steiner Leisure Ltd.	250,096
400	Strayer Education, Inc.	41,596
7,255	Team, Inc.	227,807
4,000	Toppan Printing Co, Ltd. (Japan)	53,432

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Commercial Services (cont’d.)

2,500	United Rentals, Inc. *	$89,175
13,430	US Concrete, Inc.	184,260

		3,210,510

Commercial Services & Supplies — 0.3%

22,200	Cendant Corp.	386,946
13,300	Waste Management, Inc.	498,218

		885,164

Computer Hardware — 1.2%

4,300	Advanced Mirco Devices, Inc. *	139,105
1,500	Affiliated Computer Services, Inc. (Class A Stock)	83,640
3,000	Apple Computer, Inc. *	211,170
2,700	Computer Sciences Corp. *	158,085
1,500	Dell, Inc. *	39,300
36,700	Hewlett-Packard Co.	1,191,649
9,600	International Business Machines Corp.	790,464
7,040	M-Systems Flash Disk Pioneers (Israel) *	242,669
400	NCR Corp. *	15,760
1,100	Reynolds & Reynolds Co. (Class A Stock)	32,714
8,800	Sigma Designs, Inc. *	122,144
6,400	Synopsys, Inc.	139,712
26,280	Synplicity, Inc.	172,134
2,225	Tyler Technologies, Inc. *	24,542
18,300	Western Digital Corp. *	385,032

		3,748,120

Computer Networking

100	Network Appliance, Inc. *	3,707

Computer Services & Software — 1.0%

5,300	Autodesk, Inc.	222,812
13,400	Cadence Design System, Inc. *	253,662
8,740	Concur Technologies, Inc. *	136,257
15,780	Global Payments, Inc.	748,445
8,670	Neoware, Inc. *	187,879
3,600	Oracle Corp. *	52,524
12,590	PDF Solutions, Inc. *	196,404
9,140	Radware Ltd *	144,869
8,110	Retalix Ltd.	199,344
3,100	SAP AG (Germany)	677,382
5,540	The9 Ltd., ADR (Cayman Island) *	166,144
6,560	Ultimate Software Group, Inc. *	167,739

		3,153,461

Computer Systems/Hardware — 0.1%

16,370	Radiant Systems, Inc. *	212,810

Construction — 1.8%

1,700	Centex Corp.	94,520
12,220	Champion Enterprises, Inc. *	186,477
1,000	Ciments Francais SA (France) *	169,182
1,375	Dycom Industries, Inc. *	30,126

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Construction (cont’d.)

14,423	Fraport AG (Germany)	$1,091,223
25,000	Hanson PLC (United Kingdom)	333,938
7,500	Hovnanian Enterprises, Inc. (Class A Stock) *	298,275
5,100	JS Group Corp. (Japan)	113,542
9,786	KB Home	602,524
26,406	Lennar Corp. (Class A Stock)	1,450,482
1,200	Lennar Corp. (Class B Stock)	61,080
4,600	Meritage Homes Corp. *	301,668
8,600	Standard - Pacific Corp.	272,706
31,500	Taylor Woodrow PLC (United Kingdom)	220,003
9,079	Toll Brothers, Inc. *	291,890
3,300	Winnebago Industries	97,185

		5,614,821

Construction Materials — 0.1%

66,600	CSR Ltd. (Australia)	204,928

Consumer Products — 0.3%

9,300	Electrolux AB, Series B (Sweden)	278,655
41,100	Shiseido Co. Ltd. (Japan)	795,903

		1,074,558

Consumer Products & Services — 1.6%

1,500	American Greetings Corp.(Class A Stock)	33,780
5,570	Central Garden & Pet Co.	274,378
3,700	Colgate-Palmolive Co.	218,744
9,200	Elizabeth Arden, Inc. *	210,312
3,800	Harman International Industries, Inc.	334,362
56,180	Procter & Gamble Co.	3,270,238
4,400	Scotts Co. (The) (Class A Stock)	194,744
5,400	Snap-On, Inc.	224,100
2,400	Whirlpool Corp.	215,400

		4,976,058

Consumer Services — 0.1%

2,200	Corporate Executive Board Co. (The)	235,686

Distribution/Wholesale — 0.1%

26,800	Marubeni Corp. (Japan)	154,401
4,125	Watsco, Inc.	261,731

		416,132

Diversified — 0.8%

70,600	General Electric Co.	2,442,054

Diversified Financial Services — 0.8%

900	American Express Co.	48,429
120	Ameriprise Financial, Inc.	5,885
9,300	JPMorgan Chase & Co.	422,034
12,850	Lehman Brothers Holdings, Inc.	1,942,277
2,400	Schwab, (Charles) Corp.	42,960

		2,461,585

Diversified Operations — 0.7%

5,800	3M Co.	495,494

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Diversified Operations (cont’d.)

192,000	China Merchants Holdings International Co. Ltd. (China)	$654,998
38,000	IFIL - Investments SpA (Italy)	232,754
2,400	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	105,000
7,001	LVMH Moet Hennessy Louis Vuitton (France)	737,073

		2,225,319

Diversified Telecommunication Services — 0.2%

23,900	Koninklijke (Royal) KPN NV (Netherlands)	280,719
6,000	Lucent Technologies, Inc. *	16,740
73,000	Telestra Corp. Ltd. (Australia)	218,520

		515,979

Drugs & Medicine — 0.2%

15,300	Endo Pharmaceuticals Holdings, Inc. *	481,185

Education — 0.1%

3,870	Laureate Education, Inc.	193,848
2,000	Universal Technical Institute, Inc. *	49,300

		243,148

Electric Utilities — 0.4%

3,400	Entergy Corp.	237,796
4,300	FirstEnergy Corp.	218,053
20,900	FPL Group, Inc.	827,640
9,100	Sierra Pacific Resources *	128,492

		1,411,981

Electronic Components — 5.1%

15,257	Archer-Daniels-Midland Co.	554,439
54,400	AT&T, Inc.	1,425,824
1,500	Broadcom Corp. (Class A Stock) *	61,665
8,000	Checkpoint Systems, Inc.	210,800
55,800	Citigroup, Inc.	2,787,210
11,548	Deere & Co.	1,013,683
17,800	Dow Chemical Co.	722,858
1,650	EDO Corp.	43,115
2,700	Emerson Electric Co.	229,365
5,100	Energizer Holdings, Inc. *	260,865
10,500	Fannie Mae	531,300
13,300	FLIR Systems, Inc. *	325,185
34,000	Hitachi Ltd. (Japan)	252,914
9,400	Hosiden Corp. (Japan)	109,797
2,750	International Displayworks, Inc. *	15,455
2,370	Itron, Inc. *	158,908
14,100	Johnson Controls, Inc.	1,149,855
12,200	Kansai Electric Power Co., Inc. (The) (Japan)	285,540
8,000	Kimberly-Clark Corp.	468,240
21,000	Masco Corp.	669,900
15,600	McDonald’s Corp.	539,292
32,700	Merck & Co., Inc.	1,125,534
1,500	Novatel, Inc *	51,630
2,475	Pike Electric Corp. *	47,347

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Electronic Components (cont’d.)

47,200	Sanmina-SCI Corp. *	$244,968
13,500	Secom Co. Ltd. (Japan)	736,267
37,030	SRS Labs, Inc.	221,439
13,475	TT Electronics PLC (United Kingdom) *	44,476
16,700	TXU Corp.	828,821
16,500	Valero Energy Corp.	1,068,210
2,000	Xilinx, Inc.	55,340

		16,240,242

Electronic Components & Equipment — 0.2%

45,500	Sharp Corp. (Japan)	798,792

Electronic Equipment & Instruments — 0.1%

10,700	Alps Electric Co. Ltd. (Japan)	187,848

Electronics — 0.2%

10,800	Hoya Corp. (Japan)	437,255
7,300	Jabil Circuit, Inc. *	284,627

		721,882

Entertainment — 0.3%

14,300	Capcom Co. Ltd. (Japan)	148,193
22,200	OPAP SA (Greece)	820,625

		968,818

Entertainment & Leisure — 0.8%

2,400	Carnival Corp. (Panama)	112,368
19,120	Century Casinos, Inc.	193,303
300	K2, Inc. *	3,537
21,871	Las Vegas Sands, Inc. *	1,417,459
1,100	Mattel, Inc.	17,798
17,880	Progressive Gaming International, Corp. *	194,713
10,540	Scientific Games Corp. (Class A Stock)	401,469
29,760	Shanks Group PLC (United Kingdom)	97,684
7,200	TUI AG (Germany)	153,331

		2,591,662

Environmental Services — 0.2%

16,800	Allied Waste Industries, Inc. *	237,888
9,400	Republic Services, Inc.	413,694
1,600	Waste Connections, Inc. *	61,600

		713,182

Exchange Traded Funds — 0.1%

10	iShares Russell 1000 Value Index Fund	748
5,975	iShares Russell 2000 Value Index Fund	448,065

		448,813

Farming & Agriculture — 0.3%

25,100	AWB Ltd. (Australia)	84,860
207,300	Chaoda Modern Agriculture Holdings Ltd. *	144,380

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Farming & Agriculture (cont’d.)

8,384	Monsanto Co.	$699,226

		928,466

Financial - Bank & Trust — 6.1%

6,562	ABN AMRO Holding NV (Netherlands)	196,122
1,200	Amsouth Bancorporation	34,728
8,950	Astoria Financial Corp.	280,314
3,100	Banche Popolari Unite Scpa (Italy)	78,376
13,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	291,598
17,700	Banco Santander Central Hispano SA (Spain)	274,441
67,500	Bank of Fukuoka Ltd. (The) (Japan) *	581,544
93,204	Bank of Yokohama Ltd. (The) (Japan)	730,964
2,175	BankAtlantic Bancorp, Inc. (Class A Stock)	32,451
4,400	BankUnited Financial Corp., (Class A Stock)	135,036
117,500	Barclays PLC (United Kingdom)	1,467,732
1,200	BB & T Corp. *	51,528
7,700	BNP Paribas (France)	727,606
7,310	Boston Private Financial Holdings, Inc.	243,057
33,900	Bradford & Bingley PLC (United Kingdom)	299,201
500	Compass Banshares, Inc.	27,480
9,800	Credit Agricole SA (France)	394,898
7,200	Credit Suisse Group (Switzerland)	452,250
7,300	Danske Bank SA (Denmark)	290,415
5,000	Deutsche Bank AG (Germany) *	613,898
3,400	Dexia (Belgium)	89,693
12,300	Fortis (Belgium)	461,033
33,300	HBOS PLC (United Kingdom)	584,471
143,600	Lloyds TSB Group PLC (United Kingdom)	1,397,035
1,400	Marshall & Ilsley Corp.	64,008
1,050	MB Financial, Inc.	37,149
11,200	Mellon Financial Corp.	421,456
1,000	Natexis Banques Populaires (France) *	270,993
46,600	Nordea Bank AB (Sweden)	599,985
5,200	North Fork Bancorp, Inc.	156,676
3,400	Oriental Financial Group, Inc.	44,438
6,400	Pacific Capital Bancorp	214,656
6,000	Regions Financial Corp.	219,060
3,520	Republic Bancorp, Inc.	40,374
39,300	Royal Bank of Scotland Group PLC (United Kingdom)	1,283,531
18,400	San Paolo - IMI SpA (Italy)	345,650
3,800	State Street Corp.	248,216
6,500	Sterling Financial Corp. (WA)	208,975
24,600	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	261,847
1,200	SunTrust Banks, Inc.	92,796
4,200	TCF Financial Corp.	112,812
26,000	U.S. Bancorp	817,440
25,135	UBS AG (Switzerland)	2,953,314
2,400	UCBH Holdings, Inc.	42,456
2,600	Wachovia Corp.	155,610
14,800	Wells Fargo & Co.	1,016,612
1,400	Zions Bancorp	116,242

		19,460,167

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

Financial - Brokerage

5,000	TD Ameritrade Holding Corp.	$92,800

Financial Services — 4.3%

4,200	Accredited Home Lenders Holding Co. *	242,718
25,100	AmeriCredit Corp.	760,028
1,400	Capital One Financial Corp.	121,296
2,472	Chicago Mercantile Exchange Holdings, Inc.	1,132,176
5,400	CIT Group, Inc.	291,654
22,400	Countrywide Financial Corp.	910,784
5,900	Deutsche Boerse AG (Germany)	853,246
10,200	Eaton Vance Corp.	290,394
8,138	Euronext NV (Netherlands)	727,414
975	Financial Federal Corp.	27,690
4,260	GFI Group, Inc. *	242,309
18,741	Goldman Sachs Group, Inc.	3,003,995
140,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1,006,668
12,600	Irish Life & Permanent PLC (Ireland)	321,422
7,000	Jefferies Group, Inc.	465,150
9,000	Merrill Lynch & Co., Inc.	686,340
200	Moneygram International, Inc.	6,780
12,200	Morgan Stanley Dean Witter & Co.	784,460
19,800	Online Resources Corp. *	256,806
5,200	Portfolio Recovery Associates, Inc. *	267,540
6,895	PrivateBancorp, Inc.	305,104
12,772	Raymond James Financial, Inc.	387,630
4,500	Sanyo Electric Credit Co. Ltd. (Japan)	95,837
1,200	Student Loan Corp. (The)	249,900
4,100	Takefuji Corp. (Japan)	266,456
2,500	Virginia Commerce Bancorp., Inc. *	90,750

		13,794,547

Financials

5,800	E*trade Group Corp. *	144,304

Food & Staples Retailing

6,100	Albertson’s, Inc.	154,513

Food Products — 0.7%

77,300	Cadbury Schweppes PLC (United Kingdom)	766,826
20,900	ConAgra Foods, Inc.	474,012
12,100	Kraft Foods, Inc. (Class A Stock)	378,004
8,600	Sara Lee Corp.	153,682
7,100	Unilever PLC, ADR (United Kingdom)	303,383

		2,075,907

Foods — 1.0%

16,900	Carrefour SA (France)	980,347
1,825	Corn Products International, Inc.	51,100
11,800	Dairy Crest Group PLC (United Kingdom) *	101,349
1,000	Danisco AS (Denmark) *	84,893
8,700	Dean Foods Co. *	344,607
300	Kellogg Co.	13,893

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Foods (cont’d.)

2,500	Kroger Co. (The) *	$50,650
46,600	Northern Foods PLC (United Kingdom)	75,842
21,300	Safeway, Inc.	535,269
4,100	Supervalue, Inc.	118,941
1,600	Sysco Corp.	47,824
14,400	Tate & Lyle PLC (United Kingdom)	145,738
111,900	Tesco PLC (United Kingdom)	651,958

		3,202,411

Healthcare Providers & Services — 0.3%

1,700	CIGNA Corp.	181,900
6,400	Express Scripts, Inc. *	500,096
23,000	Tenet Healthcare Corp. *	191,360

		873,356

Healthcare Services — 1.8%

8,200	Aetna, Inc. *	315,700
425	Amedisys, Inc. *	14,093
8,600	AMERIGROUP Corp. *	222,138
11,740	AMN Healthcare Services, Inc. *	225,643
6,900	Covance, Inc.	402,615
21,770	Five Star Quality Care	224,231
8,900	HCA, Inc.	390,621
6,775	Healthsouth Rehabilitation Corp. *	31,029
6,600	Healthways, Inc. *	323,796
2,700	Humana, Inc.	121,986
1,800	LHC Group, Inc. *	31,320
1,300	Pediatrix Medical Group, Inc. *	65,806
6,150	Providence Service Corp. (The)	192,618
3,923	Quest Diagnostics, Inc.	218,629
7,400	Sunrise Senior Living, Inc.	275,280
1,000	Triad Hospitals, Inc. *	41,200
52,157	UnitedHealth Group, Inc.	2,594,289

		5,690,994

Healthcare-Products — 0.2%

4,710	ResMed, Inc. *	203,236
12,860	Solexa, Inc. *	121,013
5,380	Vital Signs, Inc.	267,386

		591,635

Home Furnishings

3,400	Furniture Brands International, Inc.	78,200

Hotels & Motels — 1.0%

5,100	Choice Hotels International, Inc.	273,003
3,600	Hilton Hotels Corp.	96,984
2,500	Hospitality Properties Trust	107,750
27,369	MGM Mirage *	1,228,868
5,839	Station Casinos, Inc.	450,070
14,627	Wynn Resorts Ltd. *	1,113,261

		3,269,936

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure — 0.4%

3,921	Harrah’s Entertainment, Inc.	$320,111
20,156	Yum! Brands, Inc.	1,041,662

		1,361,773

Household Durables — 0.1%

7,400	Alpine Electronics, Inc. (Japan)	105,283
2,700	Fortune Brands, Inc.	216,810

		322,093

Industrial Conglomerates — 0.4%

80,000	Citic Pacific Ltd. (Hong Kong)	287,877
32,000	Tyco International Ltd. (Bermuda)	843,200

		1,131,077

Industrial Products — 0.3%

2,050	Air Liquide (France)	443,549
5,400	Harsco Corp.	450,090
49,200	Kurabo Industries Ltd. (Japan)	165,923

		1,059,562

Insurance — 4.7%

11,800	Aegon NV (Netherlands)	215,414
300	AFLAC, Inc.	14,262
17,700	Allstate Corp. (The)	999,873
6,100	AMBAC Financial Group, Inc.	502,396
4,000	American International Group, Inc.	261,000
24,370	Amerisafe, Inc. *	285,129
900	Aon Corp.	37,719
5,100	Assurant, Inc.	245,667
28,400	Aviva PLC (United Kingdom)	414,829
3,500	Baloise Holding (Switzerland)	267,255
200	Chubb Corp.	10,308
1,800	CNP Assurances (France)	194,615
3,700	Commerce Group, Inc.	214,637
3,650	Delphi Financial Group, Inc. (Class A Stock)	191,224
27,894	Genworth Financial, Inc. (Class A Stock)	926,081
4,400	Hanover Insurance Group, Inc. (The)	232,760
5,400	Hartford Financial Service Group, Inc.	496,422
1,987	HCC Insurance Holdings, Inc.	66,545
1,075	Hilb, Rogal & Hobbs Co.	43,946
14,100	ING Groep NV, ADR (Netherlands)	573,862
91,200	Legal & General PLC (United Kingdom)	230,337
3,989	Lincoln National Corp.	231,704
4,500	Loews Corp. *	477,675
6,600	Marsh & McLennan Cos., Inc.	202,422
11,364	MBIA, Inc.	677,635
28,700	MetLife, Inc.	1,495,270
51	Millea Holdings, Inc. (Japan)	1,016,730
5,720	Navigators Group, Inc. *	270,613
69,600	Old Mutual PLC (United Kingdom) *	244,002
12,342	Philadelphia Consolidated Holding Corp. *	408,890
3,703	Progressive Corp. (The)	401,887

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)

4,100	Protective Life Corp.	$206,640
92,200	Royal & Sun Alliance Insurance Group PLC (United Kingdom)	232,022
30,700	St. Paul Travelers Cos., Inc. (The)	1,351,721
2,700	State Auto Financial Corp.	94,959
2,800	Torchmark Corp.	168,308
5,200	United Fire & Casualty Co.	155,688
18,900	UnumProvident Corp.	383,859
6,950	W.R. Berkely Corp.	260,069
1,300	XL Capital Ltd. (Class A Stock) (Cayman Island)	85,657
1,000	Zurich Financial Services AG (Switzerland) *	243,308

		15,033,340

Internet Services — 1.1%

16,290	Digitas, Inc.	229,852
800	eBay, Inc. *	27,528
3,350	Equinix, Inc.	220,765
2,200	Google, Inc. (Class A Stock) *	919,468
34,500	Intel Corp.	689,310
6,560	j2 Global Communications, Inc. *	322,031
7,360	Netflix, Inc. *	218,150
4,620	Nutri System, Inc. *	313,513
9,740	Openwave Systems, Inc. *	181,261
11,620	RADVision Ltd. *	202,769
4,500	Symantec Corp. *	73,710
1,075	Vignette Corp. *	17,039

		3,415,396

Investment Company — 0.2%

17,017	Korea Fund, Inc. (The) (Korea)	676,085

Iron / Steel — 0.2%

24,000	Tokyo Steel Manufacturing Co. Ltd. (Japan)	509,024

IT Services — 0.3%

38,100	Electronic Data Systems Corp.	1,031,748

Leisure Equipment & Products

5,500	Eastman Kodak Co.	148,280

Machinery — 0.4%

2,530	Gardner Denver, Inc.	188,561
5,910	Gehl Co. *	212,051
6,850	Intevac, Inc. *	192,485
4,890	Regal-Beloit Corp.	228,167
500	Rieter Holdings AG (Switzerland)	219,320
6,300	SPX Corp.	344,925

		1,385,509

Machinery & Equipment — 1.0%

1,325	Briggs & Stratton Corp.	44,705
6,400	Bucyrus International, Inc. (Class A Stock)	332,224
27,155	Caterpillar, Inc.	2,056,720
12,780	Flow International Corp. *	172,786
1,100	Joy Global, Inc.	72,259
3,900	MAN AG (Germany) *	295,659

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Machinery & Equipment (cont’d.)

1,200	Nordson Corp.	$64,140
1,600	Stork NV (Netherlands)	94,832

		3,133,325
Manufacturing — 0.3%

5,820	American Railcar Industries, Inc.	207,774
200	Danaher Corp.	12,822
3,400	Eaton Corp.	260,610
21,080	Hexcel Corp. *	465,657
3,650	Jacuzzi Brands, Inc. *	35,661
700	Parker Hannifin Corp.	56,735

		1,039,259

Media — 1.0%

18,300	Disney (Walt) Co.	511,668
300	EchoStar Communications Corp. (Class A Stock)	9,270
1,600	EW Scripps Co. (Class A Stock)	73,728
15,400	Gannett Co., Inc.	847,000
24,100	News Corp. (Class A Stock)	413,556
21,700	Shaw Communications, Inc. (Class B Stock) (Canada)	584,204
18,248	Sogecable SA (Spain)	691,345
1,200	Univision Communications, Inc. (Class A Stock) *	42,828

		3,173,599

Medical Equipment

2,550	Neurometrix, Inc. *	96,186

Medical Supplies & Equipment — 2.1%

9,400	Adeza Biomedical Corp. *	161,022
5,270	Angiodynamics, Inc. *	163,739
300	Baxter International, Inc.	11,310
3,400	Becton Dickinson & Co.	214,336
3,695	Boston Scientific Corp. *	85,872
400	Charles River Laboratories International, Inc. *	18,900
6,000	Cooper Cos., Inc.	328,920
4,300	Eli Lilly & Co.	227,556
11,830	I-Flow Corp. *	161,834
6,580	Immucor, Inc. *	191,149
1,125	Invacare Corp.	34,481
23,200	Johnson & Johnson	1,359,752
2,840	LCA-Vision, Inc.	159,494
650	Medical Action Industries, Inc. *	15,548
28,735	Medtronic, Inc.	1,440,198
6,000	Nipro Corp. (Japan)	102,016
10,390	NuVasive, Inc. *	206,969
36,910	Orthovita, Inc.	145,795
5,688	PolyMedica Corp.	234,971
2,500	Sepracor, Inc. *	111,600
3,910	SonoSite, Inc.	147,603
25,210	Spectranetics Corp.	323,948
9,900	St. Jude Medical, Inc. *	390,852
4,900	WellPoint, Inc. *	347,900

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment (cont’d.)

400	Zimmer Holdings, Inc. *	$25,160

		6,610,925

Metals & Mining — 2.3%

28,300	Alcoa, Inc.	955,974
3,975	Birch Mountain Resources Ltd. *	29,534
38,800	Bluescope Steel Ltd. (Australia)	226,394
1,000	Boehler-Uddeholm AG (Austria) *	226,850
1,325	Century Aluminum Co. *	63,083
8,213	Companhia Vale Do Rio Doce, ADR (Brazil)	423,134
2,970	Dynamic Materials Corp.	113,424
1,650	Gibraltar Industries, Inc.	45,853
5,510	Ladish Co., Inc. *	196,542
40,900	NSK Ltd. (Japan)	369,973
2,800	Nucor Corp.	304,696
15,607	Peabody Energy Corp.	996,663
6,000	Phelps Dodge Corp.	517,140
8,600	Rautaruukki Oyj (Finland)	301,625
17,100	Rio Tinto PLC (United Kingdom)	940,472
3,400	Salzgitter AG (Germany) *	269,807
4,600	Southern Peru Copper Corp.	455,630
11,200	ThyssenKrup AG (Germany)	369,217
8,600	Timken Co.	300,140
4,200	United States Steel Corp.	287,700

		7,393,851

Multi-Utilities — 0.1%

4,800	Public Service Enterprise Group	300,960

Multiline Retail — 0.3%

30,000	Next PLC (United Kingdom)	881,870

Multimedia — 0.2%

12,100	Viacom, Inc. (Class B Stock) *	481,943

Networking/Telecom Equipment — 0.3%

29,200	Corning, Inc. *	806,796

Office Equipment — 0.1%

8,700	Ricoh Co. Ltd. (Japan)	172,678

Oil & Gas — 0.1%

3,900	GlobalSantaFe Corp.	238,719

Oil, Gas & Consumable Fuels — 7.6%

1,900	Anadarko Petroleum Corp.	199,158
12,400	Apache Corp.	881,020
1,275	Arena Resources, Inc. *	45,645
1,600	Ashland, Inc.	105,312
31,900	BP PLC (United Kingdom)	393,529
15,200	BP PLC, ADR (United Kingdom)	1,120,544
10,350	Cabot Oil & Gas Corp.	509,841
7,200	Canadian Natural Resources Ltd. (Canada)	432,753
13,600	ChevronTexaco Corp.	829,872
721,694	China Petroleum & Chemical Corp. (China)	458,430
1,800	Compania Espanola de Petroleos, SA (CEPSA) (Spain)	108,571

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)

26,477	ConocoPhillips	$1,771,311
45,200	Cosmo Oil Co. Ltd. (Japan)	260,010
6,700	Devon Energy Corp.	402,737
18,300	Eni SpA (Italy)	558,715
8,800	EOG Resources, Inc.	618,024
40,400	ExxonMobil Corp.	2,548,432
300	GMX Resources, Inc. *	12,633
2,775	Gulfport Energy Corp. *	38,878
14,759	Halliburton Co.	1,153,416
7,859	Headwaters, Inc. *	264,691
4,100	Helmerich & Payne, Inc.	298,234
4,500	Houston Exploration Co. *	251,640
66	Hugoton Royalty Trust *	1,813
2,340	Hydril Co. *	187,574
400	Kerr-McGee Corp.	39,944
5,500	Lukoil, ADR (Russia)	497,750
3,920	Maverick Tube Corp. *	213,326
48,000	Nippon Oil Corp. (Japan)	379,818
2,400	Norsk Hydro ASA (Norway) *	369,428
10,500	Occidental Petroleum Corp.	1,078,770
5,300	Oceaneering International, Inc. *	323,459
5,750	Oil States International, Inc. *	232,127
6,000	Oneok, Inc.	198,060
67,000	Osaka Gas Co. Ltd. (Japan)	250,665
825	Petrohawk Energy Corp. *	10,379
14,200	Repsol YPF SA (Spain)	424,223
100	Rowan Cos., Inc.	4,433
14,200	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	486,925
9,900	Royal Dutch Shell PLC (Class B Stock) (Netherlands)	354,023
14,000	Santos Ltd. (Australia)	125,724
41,172	Schlumberger Ltd.	2,846,632
1,075	Southwestern Energy Co. *	38,722
5,200	Sunoco, Inc.	421,408
7,920	Superior Energy Services, Inc.	254,628
5,600	Swift Energy Co. *	237,216
2,100	Tesoro Corp.	146,832
173,000	Tokyo Gas Co. Ltd. (Japan)	837,158
1,200	Total SA (Class B Stock) (France)	331,853
3,570	Unit Corp. *	206,167
1,875	Universal Compression Holdings, Inc. *	104,813
7,910	Warrior Energy Service, Corp. *	237,300
2,900	Weatherford International Ltd.	153,497
1,200	XTO Energy, Inc.	50,820

		24,308,883

Paper & Forest Products — 0.3%

1,000	Bowater, Inc.	27,270
19,900	Hokuetsu Paper Mills Ltd. (Japan)	114,124
3,300	International Paper Co.	119,955
29,000	New Oji Paper Co., Ltd (Japan)	173,187
61	Nippon Unipac Group, Inc. (Japan)	260,897
23,900	Rengo Co. Ltd. (Japan)	188,488
1,700	Smurfit-Stone Container Corp. *	22,015
500	Temple-Inland, Inc.	23,220

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)

2,600	Weyerhaeuser Co.	$183,222

		1,112,378

Pharmaceuticals — 4.9%

4,100	Abbott Laboratories	175,234
5,500	Allergan, Inc.	564,960
9,900	AmerisourceBergen Corp.	427,185
13,500	Amgen, Inc. *	913,950
14,284	Amylin Pharmaceuticals, Inc. *	622,068
4,200	AstraZeneca PLC (United Kingdom)	232,066
3,975	Barr Pharmaceuticals, Inc.	240,686
30,563	Genentech, Inc. *	2,436,177
25,900	GlaxoSmithKline PLC (United Kingdom)	734,899
19,000	Kaken Pharmaceutical Co. Ltd. (Japan)	153,515
5,700	Kos Pharmaceuticals, Inc. *	275,880
25,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	174,329
10,150	Lifecell Corp. *	274,456
3,600	Mylan Laboratories, Inc.	78,624
12,200	Novartis AG (Switzerland)	699,911
13,900	Novo Nordisk SA (Class B Stock) (Denmark)	902,636
75,400	Pfizer, Inc.	1,909,882
15,700	Pharmaceutical Product Development, Inc.	563,159
7,400	Roche Holding AG (Switzerland)	1,137,865
13,300	Sanofi-Aventis SA (France)	1,254,258
26,000	Tanabe Seiyaku Co. Ltd. (Japan)	306,433
21,600	Teva Pharmaceutical Industries Ltd., ADR (Israel)	874,800
3,100	United Therapeutics Corp. *	184,605
300	Watson Pharmaceuticals, Inc. *	8,532
9,300	Wyeth	452,631

		15,598,741

Pipelines

3,500	Dynegy, Inc. (Class A Stock) *	17,395

Printing & Publishing

500	Knight-Ridder, Inc.	31,000

Real Estate — 0.2%

12,604	St. Joe Co. (The)	707,841

Real Estate Investment Trust — 1.2%

7,900	Apartment Investment & Management Co. (Class A Stock)	353,051
2,250	Ashford Hospitality Trust	26,190
2,800	Crescent Real Estate Equities Co.	56,000
14,700	Equity Office Properties Trust	474,810
1,050	Healthcare Realty Trust, Inc.	39,763
2,825	Highland Hospitality Corp.	36,442
15,500	Host Marriot Corp.	325,810
1,000	Kilroy Realty Corp.	71,320
8,940	KKR Financial Corp. *	193,104
1,400	Liberty Property Trust	62,580
1,700	Mack-Cali Realty Corp.	76,874
4,575	MFA Mortgage Investments, Inc.	31,385
8,000	New Century Financial Corp.	409,760

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Real Estate Investment Trust (cont’d.)

4,200	Plum Creek Timber Co.	$152,460
8,900	ProLogis	446,958
2,600	Realty Income Corp.	58,942
525	Redwood Trust, Inc.	22,297
6,600	Simon Property Group, Inc.	540,408
2,900	SL Green Realty Corp.	287,100
100	United Dominion Realty Trust, Inc.	2,719

		3,667,973

Restaurants — 0.1%

8,000	Brinker International, Inc.	313,280

Retail & Merchandising — 2.9%

1,700	Abercrombie & Fitch Co. (Class A Stock)	103,241
1,200	Ann Taylor Stores Corp.	44,796
10,700	Autonation, Inc. *	240,964
14,570	Cache, Inc. *	289,506
4,000	CEC Entertainment, Inc. *	140,400
6,800	Chico’s FAS, Inc. *	252,008
16,500	Circuit City Stores, Inc.	474,375
10,900	Darden Restaurants, Inc.	431,640
16,100	David Jones Ltd. (Australia)	32,782
100	Dollar General Corp.	1,746
91,700	DSG International PLC (United Kingdom)	307,266
400	Federated Department Stores, Inc.	31,140
32,530	Home Depot, Inc. (The)	1,298,923
25,400	House of Fraser PLC (United Kingdom) *	55,119
2,500	J. C. Penney Co., Inc.	163,650
1,300	Kohl’s Corp. *	72,592
23,598	Lowe’s Cos., Inc.	1,487,854
3,300	Men’s Wearhouse, Inc. *	116,952
6,300	Mitchells & Butlers PLC (United Kingdom)	56,552
2,700	Nordstrom, Inc.	103,491
2,700	Rallye SA (France)	129,441
675	Regis Corp.	23,672
4,600	School Specialty, Inc. *	167,302
6,225	Sonic Corp. *	211,090
4,000	Staples, Inc.	105,640
17,400	Starbucks Corp. *	648,498
8,800	Stein Mart, Inc.	139,040
13,313	Target Corp.	706,920
2,950	Triarc Cos., Inc. (Class B Stock)	48,734
875	United Auto Group, Inc.	37,012
8,000	UNY Co. Ltd. (Japan)	142,976
266,000	Wal-Mart de Mexico SA de CV (Mexico)	758,283
9,000	Wal-Mart Stores, Inc.	405,270

		9,228,875

Retailers - Food & Drug

8,540	Boots Group PLC New (United Kingdom)	109,163

Semiconductors — 1.4%

13,200	Agilent Technologies, Inc. *	507,144
1,700	Altera Corp. *	37,128
18,200	Anadigics, Inc. *	162,890

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Semiconductors (cont’d.)

775	ATMI, Inc. *	$22,010
6,900	Avnet, Inc. *	180,435
14,900	Freescale Semiconductor, Inc. (Class B Stock)	471,883
21,170	GSI Group, Inc. *	211,912
800	KLA-Tencor Corp. *	38,528
2,200	Lam Research Corp.	107,536
200	Linear Technology Corp.	7,100
600	Maxim Integrated Products, Inc.	21,156
29,400	Micron Technology, Inc.	498,918
6,060	Microsemi Corp. *	165,559
100	Novellus Systems, Inc. *	2,470
24,750	O2Micro International Ltd., ADR (Cayman Island) *	265,815
1,200	Teradyne, Inc.	20,232
46,019	Texas Instruments, Inc.	1,597,320
10,110	Volterra Semiconductor Corp.	166,107

		4,484,143

Software — 1.0%

18,800	BMC Software, Inc. *	404,952
29,600	CA, Inc.	750,656
2,600	First Data Corp.	123,994
77,300	Microsoft Corp.	1,866,795

		3,146,397

Specialty Retail — 0.2%

700	Best Buy Co., Inc.	39,662
4,100	Claire’s Stores, Inc.	144,402
18,700	Limited Brands, Inc.	479,468

		663,532

Telecommunications — 4.8%

30,200	Amdocs Ltd. (Israel) *	1,123,440
74,617	America Movil SA de CV, ADR (Mexico)	2,754,113
8,600	American Tower Corp. (Class A Stock)	293,604
128,000	BT Group PLC (United Kingdom)	511,762
71,300	Cisco Systems, Inc. *	1,493,735
6,600	Deutsche Telekom AG (Germany)	119,237
37,700	France Tele SA (France)	880,383
7,290	ID Systems, Inc. *	172,044
5,000	Juniper Networks, Inc. *	92,400
106,100	MobileOne Ltd. (Singapore) *	144,294
57,651	Motorola, Inc.	1,230,849
525	NETGEAR, Inc. *	11,786
120	Nippon Telegraph and Telephone Corp. (Japan)	537,479
340	NTT Docomo, Inc. (Japan)	507,619
29,401	QUALCOMM, Inc.	1,509,447
18,461	Sprint Nextel Corp.	457,833
600	Swisscom AG (Switzerland)	200,169
2,275	Tekelec *	32,487
2,700	Tellabs, Inc. *	42,795
46,000	Verizon Communications, Inc.	1,519,380
85,600	Vodafone Group PLC (United Kingdom)	202,145

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Telecommunications (cont’d.)

57,200	Vodafone Group PLC, ADR (United Kingdom)	$1,355,640
1,000	West Corp. *	46,320

		15,238,961

Textiles, Apparel & Luxury Goods — 0.2%

15,200	Benetton Group SpA (Italy)	231,459
8,900	Jones Apparel Group, Inc.	305,715

		537,174

Thrifts & Mortgage Finance — 0.2%

13,000	Freddie Mac	793,780

Tobacco — 0.8%

33,800	Altria Group, Inc.	2,472,808

Transportation — 2.3%

550	Amerco, Inc. *	57,442
4,780	American Commercial Lines, Inc. *	257,785
2,050	Arlington Tankers Ltd.	46,207
21,945	Burlington North Santa Fe Corp.	1,745,286
6,200	CSX Corp.	424,638
18,278	FedEx Corp.	2,104,346
22,800	FirstGroup PLC (United Kingdom)	172,960
675	Genesee & Wyoming, Inc. (Class A Stock) *	22,120
825	Landstar System, Inc. *	35,054
72,900	Neptune Orient Lines Ltd. (Singapore)	105,138
11,500	Norfolk Southern Corp.	621,000
7,045	Old Dominion Freight Line *	226,849
39,050	Orient Overseas International Ltd. (Hong Kong) *	146,816
1,200	Ryder System, Inc.	62,580
2,700	Swift Transportation Co., Inc. *	80,865
11,341	Union Pacific Corp.	1,034,413
12,010	Vitran Corp., Inc. (Canada)	241,881

		7,385,380

Utilities — 1.5%

2,800	American Electric Power Co., Inc.	93,688
14,500	CMS Energy Corp. *	193,140
4,800	Consolidated Edison, Inc.	206,976
3,500	Dominion Resources, Inc.	262,045
13,600	Duke Energy Corp.	396,032
7,200	Edison International	290,952
14,100	Endesa SA (Spain)	468,197
57,100	Energias de Portugal SA (Portugal) *	224,758
10,300	Hokkaido Electric Power Co., Inc. (Japan)	229,311
6,200	Kyushu Electric Power Co., Inc. (Japan)	144,838
200	Mohawk Industries, Inc. *	16,020
4,500	Nalco Holdings Co.	84,825
6,700	Northeast Utilities	135,005
31,500	Northumbrian Water Group PLC (United Kingdom)	142,312
11,700	PG&E Corp.	466,128
3,100	Pinnacle West Capital Corp.	124,310
6,550	PNM Resources, Inc.	165,780
8,900	PPL Corp.	258,456
3,100	SCANA Corp.	121,334

Strategic Partners Growth Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Utilities (cont’d.)

6,800	Tohoku Electric Power Co., Inc. (Japan)	$156,765
1,764	Union Fenosa SA (Spain)	68,211
8,820	Viridian Group PLC (United Kingdom)	154,645
1,175	Westar Energy, Inc.	24,605
2,500	Wisconsin Energy Corp.	97,625
8,200	Xcel Energy, Inc. *	154,488

		4,680,446

Utility - Natural Gas

1,900	Equitable Resources, Inc.	67,469

	Total Long-Term Investments (cost $243,806,894)	291,126,121

SHORT-TERM INVESTMENTS 9.1%
AFFILIATED MONEY MARKET MUTUAL FUND

29,123,690	Dryden Core Investment Fund - Taxable Money Market Series (cost $29,123,690) (w)	29,123,690

OUTSTANDING OPTION PURCHASED

Contracts Put Option *
600	Syngenta AG, Strike price $234, expiring 05/23/06 (Switzerland)(cost $0)	963

	Total Short-Term Investments (cost $29,123,690)	29,124,653

	Total Investments (p)—100.6% (cost $272,930,584)	320,250,774
	Liabilities in excess of other assets (u)—(0.6)%	(2,061,066)

	Net Assets —100%	$318,189,708

The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
*	Non-income producing security.
(p)

The United States federal income tax basis of the Fund’s investments was $273,828,476; accordingly, net unrealized appreciation on investments for federal income tax purposes was $46,422,298 (gross unrealized appreciation - $50,235,613; gross unrealized depreciation - $(3,813,315)). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(u)	Liabilities in excess of other assets includes net unrealized depreciation on forward foreign currency contracts as follows:

Foreign currency exchange contracts outstanding at April 30, 2006

Purchase Contracts	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation

Japanese Yen, Expiring 06/01/06	314,460	$2,744,848	$2,775,141	$30,293

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros, Expiring 10/04/06	2,550	$3,121,761	$3,248,467	$(126,706)

Japanese Yen, Expiring 06/01/06	314,460	2,717,072	2,775,141	(58,069)

Mexican Peso, Expiring 06/06/06	20,090	1,882,672	1,809,802	72,870

Pound Stering, Expiring 06/05/06	760	1,313,698	1,386,653	(72,955)

		$9,035,203	$9,220,063	$(184,860)

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Strategic Partners Moderate Allocation Fund
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

LONG-TERM INVESTMENTS 92.3%
COMMON STOCKS 65.8%
Advertising 0.2%

32,100	JC Decaux SA (France)	$959,793
Aerospace 1.8%

750	Alliant Techsystems, Inc. *	59,992
19,100	BAE Systems PLC (United Kingdom)*	145,415
12,900	Boeing Co. (The)	1,076,505
775	DRS Technologies, Inc. *	43,036
1,650	EDO Corp.	43,115
22,500	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	873,675
1,150	Esterline Technologies Corp. *	50,968
16,982	General Dynamics Corp.	1,114,359
24,445	Lockheed Martin Corp.	1,855,375
6,300	Moog, Inc. (Class A Stock) *	235,935
18,900	Northrop Grumman Corp.	1,264,410
17,500	Raytheon Co.	774,725
1,600	Rockwell Collins, Inc.	91,520
11,774	United Technologies Corp.	739,525

		8,368,555
Airlines 0.1%

103,400	Qantas Airways Ltd. (Australia)	271,812
Apparel 0.2%

4,900	Adidas-Salomon AG (Germany)	1,034,536
Auto Components

2,700	Magna International, Inc. (Class A Stock) (Canada)	211,815
Auto Parts & Related 0.1%

6,400	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	461,849
Automobile Manufacturers 0.4%

13,480	Toyota Motor Corp., ADR (Japan)	1,578,912
4,300	Valeo SA (France)	184,230
2,500	Winnebago Industries	73,625

		1,836,767
Automobiles 0.9%

8,600	Honda Motor Co. Ltd. (Japan)	611,022
29,600	Nissan Motor Co. Ltd. (Japan)	389,156
16,100	PSA Peugeot Citroen SA (France)	1,058,248
2,100	Renault SA (France)*	243,742
31,100	Toyota Motor Corp. (Japan)	1,819,049

		4,121,217
Automotive Parts 0.6%

7,200	Autoliv, Inc.	398,160
600	Georg Fischer AG (Switzerland)*	291,727
37,300	GKN PLC (United Kingdom)*	213,238
17,000	Johnson Controls, Inc.	1,386,350
575	Monro Muffler, Inc. *	20,901
7,500	Paccar, Inc.	539,475

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Automotive Parts (cont’d.)

875	United Auto Group, Inc.	$37,013

		2,886,864
Banks 0.7%

69,259	Bank of America Corp.	3,457,409
2,175	BankAtlantic Bancorp, Inc. (Class A Stock)	32,451

		3,489,860
Beverages 0.4%

5,900	Anheuser-Busch Cos., Inc.	263,022
10,000	Asahi Breweries Ltd. (Japan)	143,064
12,300	Coca-Cola Co. (The)	516,108
24,300	Coca-Cola Enterprises, Inc.	474,579
5,300	PepsiCo, Inc.	308,672

		1,705,445
Biotechnology 1.0%

17,300	Amgen, Inc. *	1,171,210
2,600	Biogen Idec, Inc. *	116,610
1,400	Celgene Corp. *	59,024
500	Charles River Laboratories International, Inc. *	23,625
34,218	Genentech, Inc. *	2,727,517
5,500	Genzyme Corp. *	336,380
3,350	Illumina, Inc. *	105,960
5,500	Serologicals Corp. *	171,160

		4,711,486
Broadcasting 0.1%

3,910	Marchex, Inc. (Class B Stock)	85,082
27,400	News Corp. (Class A Stock)	470,184

		555,266
Building Materials 0.4%

1,100	Ciments Francais SA (France)*	186,100
26,200	Hanson PLC (United Kingdom)	349,967
61,000	Kurabo Industries Ltd. (Japan)	205,717
26,000	Masco Corp.	829,400
72,000	Pilkington PLC (United Kingdom)	213,684

		1,784,868
Business Services 0.1%

3,600	Administaff, Inc.	207,900
9,890	AMN Healthcare Services, Inc. *	190,086
9,240	Barrett Business Services *	244,121
575	WESCO International, Inc. *	43,125

		685,232
Cable Television

700	EchoStar Communications Corp. (Class A Stock)	21,630

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Capital Markets 0.1%

2,500	Bank of New York Co., Inc. (The)	$87,875
2,800	Schwab, (Charles) Corp.	50,120

		137,995
Chemicals 1.4%

8,613	Air Products & Chemicals, Inc.	590,163
38,000	Asahi Kasei Corp. (Japan)	280,999
6,700	BASF AG (Germany)	574,450
4,000	Bayer AG (Germany)	184,750
400	Cytec Industries, Inc.	24,188
45,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	207,672
300	Du Pont de Nemours & Co.	13,230
10,100	Eastman Chemical Co.	548,935
1,250	Givaudan SA (Switzerland)	1,049,226
23,700	Imperial Chemical Industries PLC (United Kingdom)	154,505
34,900	Mitsubishi Chemical Holdings Corp. (Japan)	220,682
8,077	Monsanto Co.	673,622
10,200	PPG Industries, Inc.	684,624
15,500	Praxair, Inc. *	870,015
4,200	Rohm & Haas Co.	212,520
2,600	Syngenta AG (Switzerland)	183,428
3,100	Valspar Corp.	87,730

		6,560,739
Clothing & Apparel 0.2%

16,500	Coach, Inc. *	544,830
9,560	Iconix Brand Group, Inc. *	164,432
2,500	NIKE, Inc. (Class B Stock)	204,600
6,300	Phillips-Van Heusen Corp.	253,260

		1,167,122
Commercial Banks 1.3%

98,174	Bank of Yokohama Ltd. (The) (Japan)	769,941
115,900	Barclays PLC (United Kingdom)	1,447,746
6,100	Deutsche Boerse AG (Germany)	882,170
32,100	KeyCorp	1,226,862
142,800	Lloyds TSB Group PLC (United Kingdom)	1,389,252
6,400	UnionBanCal Corp.	448,576

		6,164,547
Commercial Services 0.7%

1,075	Aaron Rents, Inc.	28,874
1,300	Ace Cash Express, Inc. *	35,100
2,300	Aramark Corp. (Class B Stock)	64,653
1,300	Dollar Thrifty Automotive Group *	63,284
9,890	FirstService Corp. (Canada)	246,657
3,280	Laureate Education, Inc.	164,295
8,595	Mcgrath Rentcorp.	231,119
12,100	McKesson Corp.	587,939
9,500	Moody’s Corp.	589,095

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Commercial Services (cont’d.)

5,190	Providence Service Corp.	$162,551
10,620	Rollins, Inc.	215,055
4,880	Steiner Leisure Ltd.	210,426
6,275	Team, Inc.	197,035
4,000	Toppan Printing Co. Ltd. (Japan)	53,432
9,200	TUI AG (Germany)	195,922
2,400	United Rentals, Inc. *	85,608
2,000	Universal Technical Institute, Inc. *	49,300

		3,180,345
Commercial Services & Supplies 0.2%

27,400	Cendant Corp.	477,582
8,700	Waste Management, Inc.	325,902

		803,484
Computer Hardware 0.4%

6,300	Apple Computer, Inc. *	443,457
4,900	Computer Sciences Corp. *	286,895
1,800	Dell, Inc. *	47,160
8,300	International Business Machines Corp.	683,422
7,400	Sigma Designs, Inc. *	102,712
3,700	Synopsys, Inc.	80,771
21,700	Western Digital Corp. *	456,568

		2,100,985
Computer Networking

525	Netgear, Inc. *	11,786
200	Network Appliance, Inc. *	7,414

		19,200
Computer Services 0.1%

13,400	Optimal Group, Inc. (Class A Stock) (Canada)	206,226
13,840	Radiant Systems, Inc. *	179,920

		386,146
Computer Services & Software 1.2%

4,400	Advanced Mirco Devices, Inc. *	142,340
1,800	Affiliated Computer Services, Inc. (Class A Stock) *	100,368
5,600	Autodesk, Inc.	235,424
7,430	Concur Technologies, Inc. *	115,834
15,336	Global Payments, Inc.	727,386
5,920	M-Systems Flash Disk Pioneers (Israel)*	204,062
94,700	Microsoft Corp.	2,287,005
700	NCR Corp. *	27,580
7,340	Neoware, Inc. *	159,058
4,000	Oracle Corp. *	58,360
10,710	Pdf Solutions, Inc. *	167,076
9,980	Radvision Ltd. (Israel)*	174,151
7,770	RADWARE Ltd. *	123,154
7,110	Retalix Ltd.	174,764
1,100	Reynolds & Reynolds Co. (Class A Stock)	32,714

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)

3,200	SAP AG (Germany)	$699,233
4,710	The9 Ltd., ADR (China)*	141,253
2,225	Tyler Technologies, Inc. *	24,542
5,540	Ultimate Software Group, Inc. *	141,658

		5,735,962
Computers & Peripherals 0.3%

42,300	Hewlett-Packard Co.	1,373,481
Conglomerates 0.1%

285	GenTek, Inc.	7,595
48,300	Marubeni Corp. (Japan)	278,267

		285,862
Construction 0.9%

1,800	Centex Corp.	100,080
10,400	Champion Enterprises, Inc. *	158,704
69,800	CSR Ltd. (Australia)	214,774
1,375	Dycom Industries, Inc.	30,126
11,269	Fraport AG (Germany)	852,596
5,400	JS Group Corp. (Japan)	120,221
10,905	KB Home	671,421
31,374	Lennar Corp. (Class A Stock)	1,723,374
20,800	Taylor Woodrow PLC (United Kingdom)	145,272
10,200	Toll Brothers, Inc. *	327,930
11,390	US Concrete, Inc.	156,271

		4,500,769
Consumer & Service

20,700	Interserve PLC (United Kingdom)*	144,196
Consumer Finance

900	American Express Co.	48,429
Consumer Products 0.1%

2,500	American Greetings Corp. (Class A Stock)	56,300
9,500	Electrolux AB, Series B (Sweden)	284,648

		340,948
Consumer Products & Services 1.6%

37,900	Altria Group, Inc.	2,772,764
4,860	Central Garden & Pet Co.	239,404
4,900	Colgate-Palmolive Co.	289,688
6,100	Elizabeth Arden, Inc. *	139,446
63,563	Procter & Gamble Co.	3,700,002
3,300	Scotts Co. (The) (Class A Stock)	146,058
2,900	Whirlpool Corp.	260,275

		7,547,637
Cosmetics & Toiletries 0.2%

42,600	Shiseido Co. Ltd. (Japan)	824,951
Distribution/Wholesale

3,930	Building Material Holding Corp.	131,341

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Diversified

2,000	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	$87,500
Diversified Chemicals 0.2%

21,900	Dow Chemical Co.	889,359
Diversified Financial Services 1.3%

64,500	Citigroup, Inc.	3,221,775
11,600	JPMorgan Chase & Co.	526,408
14,885	Lehman Brothers Holdings, Inc.	2,249,868

		5,998,051
Diversified Operations 0.4%

201,100	China Merchants Holdings International Co. Ltd. (China)	686,043
87,000	Citic Pacific Ltd. (Hong Kong)	313,066
35,300	IFIL - Investments SpA (Italy)	216,216
7,208	LVMH Moet Hennessy Louis Vuitton (France)	758,866

		1,974,191
Diversified Telecommunication Services 0.8%

64,200	AT&T, Inc.	1,682,682
23,500	Koninklijke KPN NV (Netherlands)	276,021
52,800	Verizon Communications, Inc.	1,743,984

		3,702,687
Education

400	Strayer Education, Inc.	41,596
Electric 0.1%

3,800	Dynegy, Inc. (Class A Stock) *	18,886
10,400	PPL Corp.	302,016
3,500	SCANA Corp.	136,990

		457,892
Electric Utilities 0.4%

4,200	Entergy Corp.	293,748
5,600	FirstEnergy Corp.	283,976
25,300	FPL Group, Inc.	1,001,880
10,400	Sierra Pacific Resources *	146,848

		1,726,452
Electronic Components 1.3%

15,600	Agilent Technologies, Inc. *	599,352
7,800	Alpine Electronics, Inc. (Japan)	110,974
10,700	Alps Electric Co. Ltd. (Japan)	187,848
10,200	Avnet, Inc. *	266,730
1,400	Broadcom Corp. (Class A Stock) *	57,554
4,700	Emerson Electric Co.	399,265
5,000	Energizer Holdings, Inc. *	255,750
10,000	FLIR Systems, Inc. *	244,500
39,000	Hitachi Ltd. (Japan)	290,107
11,900	Hokkaido Electric Power Co., Inc. (Japan)	264,932
12,300	Hosiden Corp. (Japan)	143,670
2,750	International Displayworks, Inc. *	15,455

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Electronic Components (cont’d.)

2,010	Itron, Inc. *	$134,770
3,000	Jabil Circuit, Inc. *	116,970
12,200	Kansai Electric Power Co., Inc. (The) (Japan)	285,540
7,800	Kyushu Electric Power Co., Inc. (Japan)	182,216
2,700	Molex, Inc.	100,224
1,300	Novatel, Inc *	44,746
2,475	Pike Electric Corp. *	47,347
3,500	Pinnacle West Capital Corp.	140,350
4,950	PNM Resources, Inc.	125,284
35,600	Sanmina-SCI Corp. *	184,764
15,000	Secom Co. Ltd. (Japan)	818,074
48,000	Sharp Corp. (Japan)	842,682
22,330	Synplicity, Inc.	146,261
14,100	TT Electronics PLC (United Kingdom)*	46,539
1,500	Waters Corp. *	67,980

		6,119,884
Electronics 0.1%

17,000	Hoya Corp. (Japan)	688,271
Energy Equipment & Services 0.1%

747,690	China Petroleum Chemical Corp. (China)	474,943
Engineering/Construction

4,300	URS Corp. *	185,201
Entertainment

16,100	Capcom Co. Ltd. (Japan)	166,847
Entertainment & Leisure 0.5%

16,170	Century Casinos, Inc.	163,479
300	K2, Inc. *	3,537
24,371	Las Vegas Sands, Inc. *	1,579,484
900	Mattel, Inc.	14,562
15,220	Progressive Gaming International Corp. *	165,746
8,970	Scientific Games Corp. (Class A Stock)	341,667
29,920	SRS Labs, Inc.	178,922

		2,447,397
Environmental Services 0.2%

12,000	Allied Waste Industries, Inc. *	169,920
4,000	Nalco Holding Co.	75,400
12,200	Republic Services, Inc.	536,922
31,327	Shanks Group PLC (United Kingdom)	102,828
1,600	Waste Connections, Inc. *	61,600

		946,670
Exchange Traded Funds

10	iShares Russell 1000 Value Index Fund	748
975	iShares Russell 2000 Value Index Fund	73,115

		73,863
Farming & Agriculture 0.1%

38,400	AWB Ltd. (Australia)	129,826

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Farming & Agriculture (cont’d.)

243,100	Chaoda Modern Agriculture Holdings Ltd. (Cayman Island)*	$169,314

		299,140
Financial - Bank & Trust 3.6%

5,072	ABN AMRO Holding NV (Netherlands)	151,589
3,200	Accredited Home Lenders Holding Co. *	184,928
2,000	Amsouth Bancorp	57,880
7,450	Astoria Financial Corp.	233,334
2,800	Banche Popolari Unite Scrl (Italy)	70,791
12,800	Banco Bilbao Vizcaya Argentaria SA (Spain)	282,761
20,100	Banco Santander Central Hispano SA (Spain)	311,653
71,000	Bank of Fukuoka Ltd. (The) (Japan)*	611,698
1,100	BB&T Corp. *	47,234
7,500	BNP Paribas (France)	708,708
6,210	Boston Private Financial Holdings, Inc.	206,482
23,900	Bradford & Bingley PLC (United Kingdom)	210,941
15,900	Commonwealth Bank of Australia (Australia)	567,762
700	Compass Banshares, Inc.	38,472
10,100	Credit Agricole SA (France)	406,987
8,400	Credit Suisse Group (Switzerland)*	527,625
6,500	Danske Bank A/S (Denmark)	258,589
5,200	Deutsche Boerse AG (Germany)*	638,454
2,600	Dexia (Belgium)	68,589
12,400	Fortis (Belgium)	464,781
34,900	HBOS PLC (United Kingdom)	612,554
17,200	Hudson City Bancorp, Inc.	230,652
1,700	Marshall & Ilsley Corp.	77,724
1,050	MB Financial, Inc.	37,149
12,200	Mellon Financial Corp.	459,086
1,000	Natexis Banques Populaires (France)*	270,993
45,300	Nordea Bank AB (Sweden)	583,247
5,600	North Fork Bancorp, Inc.	168,728
2,600	Oriental Financial Group, Inc.	33,982
4,800	Pacific Capital Bancorp	160,992
6,300	Regions Financial Corp.	230,013
3,520	Republic Bancorp, Inc. (MI)	40,374
38,700	Royal Bank of Scotland Group PLC (United Kingdom)	1,263,936
14,400	Sanpaolo - IMI SpA (Italy)	270,509
1,200	Societe Generale (France)	183,337
3,800	Sterling Financial Corp. (WA)	122,170
900	Student Loan Corp. (The)	187,425
26,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	276,749
1,400	SunTrust Banks, Inc.	108,262
3,800	Takefuji Corp. (Japan)	246,959
4,800	TCF Financial Corp.	128,928
29,200	U.S. Bancorp	918,048
26,401	UBS AG (Switzerland)	3,100,406
2,400	UCBH Holdings, Inc.	42,456
900	Verwaltungs und Privat Bank AG (Switzerland)*	207,547
3,000	Wachovia Corp.	179,550
16,700	Wells Fargo & Co.	1,147,123

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Financial - Bank & Trust (cont’d.)

1,700	Zions Bancorp	$141,151

		17,479,308
Financial - Brokerage 0.4%

3,300	Bankunited Financial Corp. (Class A Stock)	101,277
2,800	E*Trade Financial Corp. *	69,664
5,300	Jefferies Group, Inc.	352,185
14,300	Morgan Stanley Dean Witter & Co.	919,490
9,622	Raymond James Financial, Inc.	292,028

		1,734,644
Financial Services 2.4%

24,900	AmeriCredit Corp.	753,972
9,540	Ameriprise Financial, Inc.	467,842
1,600	Capital One Financial Corp.	138,624
2,755	Chicago Mercantile Exchange Holdings, Inc.	1,261,790
6,000	CIT Group, Inc.	324,060
7,700	Eaton Vance Corp.	219,219
8,455	Euronext NV (France)	755,749
12,700	Fannie Mae	642,620
975	Financial Federal Corp.	27,690
3,620	GFI Group, Inc. *	205,906
21,182	Goldman Sachs Group, Inc.	3,395,263
145,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	1,042,620
10,800	Irish Life & Permanent PLC (Ireland)	275,505
11,000	Merrill Lynch & Co., Inc.	838,860
14,400	Okasan Holdings, Inc. (Japan)	162,508
4,410	Portfolio Recovery Associates, Inc. *	226,894
5,895	PrivateBancorp, Inc.	260,854
14,700	Santos Ltd. (Australia)	132,010
4,800	Sanyo Electric Credit Co. Ltd. (Japan)	102,226
4,300	State Street Corp.	280,876
2,000	Virginia Commerce Bancorp., Inc. *	72,600

		11,587,688
Food & Beverage 0.1%

12,400	Dairy Crest Group PLC (United Kingdom)*	106,503
1,100	Danisco A/S (Denmark)*	93,382
48,600	Northern Foods PLC (United Kingdom)	79,098
14,500	Tate & Lyle PLC (United Kingdom)	146,750

		425,733
Food & Staples Retailing 0.4%

7,600	Albertson’s, Inc.	192,508
17,500	Carrefour SA (France)	1,015,152
117,800	Tesco PLC (United Kingdom)	686,332

		1,893,992
Food Products 0.6%

15,695	Archer-Daniels-Midland Co.	570,356
81,400	Cadbury Schweppes PLC (United Kingdom)	807,499
25,900	ConAgra Foods, Inc.	587,412

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Food Products (cont’d.)

14,200	Kraft Foods, Inc. (Class A Stock)	$443,608
10,700	Sara Lee Corp.	191,209
8,700	Unilever PLC (United Kingdom)	371,751

		2,971,835
Foods 0.2%

1,825	Corn Products International, Inc.	51,100
10,300	Dean Foods Co. *	407,983
400	Kellogg Co.	18,524
7,300	Kroger Co. (The) *	147,898
8,300	Safeway, Inc.	208,579
1,700	Sysco Corp.	50,813

		884,897
Gaming 0.2%

23,000	OPAP SA (Greece)	850,197
Healthcare Providers & Services 0.2%

2,100	CIGNA Corp.	224,700
10,400	HCA, Inc.	456,456
28,500	Tenet Healthcare Corp. *	237,120

		918,276
Healthcare Services 1.2%

9,200	Aetna, Inc. *	354,200
425	Amedisys, Inc. *	14,093
6,500	Amerigroup Corp. *	167,895
5,200	Covance, Inc.	303,420
18,520	Five Star Quality Care, Inc.	190,756
1,850	Healthcare Services Group	39,497
6,775	Healthsouth Rehabilitation Corp. *	31,030
5,000	Healthways, Inc. *	245,300
4,500	Humana, Inc.	203,310
1,800	LHC Group, Inc. *	31,320
2,170	Neurometrix, Inc. *	81,852
1,300	Pediatrix Medical Group, Inc. *	65,806
4,372	Quest Diagnostics, Inc.	243,652
10,870	Solexa, Inc. *	102,287
5,600	Sunrise Senior Living, Inc.	208,320
1,000	Triad Hospitals, Inc. *	41,200
58,129	UnitedHealth Group, Inc.	2,891,336
5,400	WellPoint, Inc. *	383,400

		5,598,674
Home Furnishings 0.1%

2,900	Harman International Industries, Inc.	255,171
Hotels & Motels 0.8%

9,200	Choice Hotels International, Inc.	492,476
4,200	Hilton Hotels Corp.	113,148
30,500	MGM Mirage *	1,369,450
6,507	Station Casinos, Inc.	501,560

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Hotels & Motels (cont’d.)

16,300	Wynn Resorts Ltd. *	$1,240,593

		3,717,227

Hotels, Restaurants & Leisure 0.5%

6,000	Carnival Corp. (Panama)	280,920
4,822	Harrah’s Entertainment, Inc.	393,668
18,400	McDonald’s Corp.	636,088
23,058	Yum! Brands, Inc.	1,191,637

		2,502,313

Household Durables 0.1%

3,400	Fortune Brands, Inc.	273,020
2,300	Furniture Brands International, Inc.	52,900
1,500	Lennar Corp. (Class B Stock)	76,350

		402,270

Household Products 0.1%

9,700	Kimberly-Clark Corp.	567,741
Independent Power Producers & Energy Traders 0.2%

22,100	TXU Corp.	1,096,823
Industrial Conglomerates 0.4%

9,800	3M Co.	837,214
39,300	Tyco International Ltd. (Bermuda)	1,035,555

		1,872,769
Industrial Products 0.2%

3,150	Air Liquide (France)	681,552
16,790	Hexcel Corp. *	370,891

		1,052,443

Insurance 3.4%

16,300	Aegon NV (France)	297,564
100	Aflac, Inc.	4,754
21,400	Allstate Corp. (The)	1,208,886
4,000	Ambac Financial Group, Inc.	329,440
4,400	American International Group, Inc.	287,100
21,330	Amerisafe, Inc. *	249,561
900	Aon Corp.	37,719
6,000	Assurant, Inc.	289,020
23,000	Aviva PLC (United Kingdom)	335,953
3,000	Baloise Holding (Switzerland)	229,076
200	Chubb Corp.	10,308
1,400	CNP Assurances (France)	151,368
2,800	Commerce Group, Inc.	162,428
2,800	Delphi Financial Group, Inc. (Class A Stock)	146,692
32,888	Genworth Financial, Inc. (Class A Stock)	1,091,882
5,500	Hanover Insurance Group, Inc. (The)	290,950
5,900	Hartford Financial Services Group, Inc.	542,387
1,987	HCC Insurance Holdings, Inc. *	66,545
1,075	Hilb, Rogal & Hobbs Co.	43,946
15,300	ING Groep NV, ADR (Netherlands)	622,701
107,300	Legal & General PLC (United Kingdom)	270,999
4,189	Lincoln National Corp.	243,320

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Insurance (cont’d.)

5,100	Loews Corp. *	$541,365
8,200	Marsh & McLennan Cos., Inc.	251,494
13,500	MBIA, Inc.	805,005
34,500	Metlife, Inc.	1,797,450
53	Millea Holdings, Inc. (Japan)	1,056,602
4,860	Navigators Group, Inc. *	229,927
75,500	Old Mutual PLC (United Kingdom)*	264,686
9,309	Philadelphia Consolidated Holding Corp. *	308,407
4,204	Progressive Corp.	456,260
3,800	Protective Life Corp.	191,520
99,800	Royal & Sun Alliance Insurance Group PLC (United Kingdom)	251,147
37,601	St. Paul Travelers Cos., Inc. (The)	1,655,572
2,000	State Auto Financial Corp.	70,340
2,900	Torchmark Corp.	174,319
3,900	United Fire & Casualty Co.	116,766
23,400	UnumProvident Corp.	475,254
8,600	WR Berkely Corp.	321,812
1,700	XL Capital Ltd. (Class A Stock)	112,013
1,000	Zurich Financial Services AG (Switzerland)*	243,307

		16,235,845

Internet Services 0.6%

3,640	Ctrip.com International Ltd., ADR (China) *	163,783
13,710	Digitas, Inc.	193,448
1,300	eBay, Inc. *	44,733
2,830	Equinix, Inc.	186,497
2,450	Google, Inc. (Class A Stock) *	1,023,953
5,580	J2 Global Communications, Inc. *	273,922
6,260	Netflix, Inc. *	185,546
3,900	Nutri/System, Inc. *	264,654
16,600	Online Resources Corp. *	215,302
8,290	Openwave Systems, Inc. *	154,277
5,400	Symantec Corp. *	88,452
1,075	Vignette Corp.	17,039

		2,811,606

Leisure Equipment & Products

6,800	Eastman Kodak Co.	183,328
Machinery 0.5%

41,700	Bluescope Steel Ltd. (Australia)	243,315
2,160	Gardner Denver, Inc.	160,985
4,990	Gehl Co. *	179,041
5,830	Intevac, Inc. *	163,823
4,300	MAN AG (Germany)*	325,983
4,160	Regal-Beloit Corp.	194,106
500	Rieter Holdings AG (Switzerland)	219,319
12,100	SPX Corp.	662,475
1,700	Stork NV (Netherlands)	100,759

		2,249,806

Machinery & Equipment 1.0%

1,325	Briggs & Stratton Corp.	44,705

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Machinery & Equipment (cont’d.)

4,800	Bucyrus International, Inc. (Class A Stock)	$249,168
30,932	Caterpillar, Inc.	2,342,790
13,283	Deere & Co.	1,165,982
3,800	Eaton Corp.	291,270
10,550	Flow International Corp. *	142,636
1,200	Nordson Corp.	64,140
4,100	Snap-On, Inc.	170,150
20,440	Spectranetics Corp.	262,654
3,225	Watsco, Inc.	204,626

		4,938,121

Manufacturing 0.7%

4,950	American Railcar Industries, Inc.	176,715
200	Danaher Corp.	12,822
82,000	General Electric Co.	2,836,380
3,500	Harsco Corp.	291,725
2,800	ITT Industries, Inc.	157,444
3,650	Jacuzzi Brands, Inc. *	35,660

		3,510,746

Media 1.8%

47,250	CBS Corp. (Class B Stock)	1,203,457
13,900	Clear Channel Communications, Inc.	396,567
32,310	Comcast Corp. (Class A Stock)	999,995
1,600	E.W. Scripps Co. (Class A Stock)	73,728
18,100	Gannett Co., Inc.	995,500
700	Knight-Ridder, Inc.	43,400
72,000	Liberty Media Corp. (Class A Stock) *	601,200
7,000	McGraw-Hill Cos., Inc.	389,620
22,100	Rogers Communications, Inc. (Class B Stock) (Canada)	936,737
22,800	Shaw Communications, Inc. (Class B Stock) (Canada)	613,819
19,200	Sogecable SA (Spain)	727,412
39,700	Time Warner, Inc. *	690,780
12,550	Viacom, Inc. (Class B Stock) *	499,867
19,300	Walt Disney Co.	539,628
1,900	Wiley, (John) & Sons, Inc. (Class A Stock)	69,616

		8,781,326

Medical Supplies & Equipment 1.2%

7,990	Adeza Biomedical Corp. *	136,869
4,470	Angiodynamics, Inc. *	138,883
400	Baxter International, Inc.	15,080
4,300	Becton Dickinson & Co.	271,072
4,368	Boston Scientific Corp. *	101,506
4,800	Cooper Cos, Inc. (The)	263,136
5,590	Immucor, Inc. *	162,389
1,125	Invacare Corp.	34,481
22,700	Johnson & Johnson	1,330,447
2,430	LCA-Vision, Inc.	136,469
650	Medical Action Industries, Inc.	15,548
27,207	Medtronic, Inc.	1,363,615
6,600	Nipro Corp. (Japan)	112,217
8,840	NuVasive, Inc. *	176,093

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Medical Supplies & Equipment (cont’d.)

31,410	Orthovita, Inc.	$124,070
4,839	PolyMedica Corp.	199,899
3,980	Resmed, Inc. *	171,737
3,310	SonoSite, Inc.	124,952
11,200	St. Jude Medical, Inc. *	442,176
4,530	Vital Signs, Inc.	225,141
1,100	Zimmer Holdings, Inc. *	69,190

		5,614,970

Metals & Mining 2.0%

34,200	Alcoa, Inc.	1,155,276
3,975	Birch Mountain Res Ltd. *	29,534
1,200	Boehler-Uddeholm AG (Austria)*	272,219
1,325	Century Aluminum Co.	63,083
9,153	Companhia Vale Do Rio Doce, ADR (Brazil)	471,563
2,540	Dynamic Materials Corp.	97,003
51,900	Electronic Data Systems Corp.	1,405,452
3,700	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	238,946
1,650	Gibraltar Industries, Inc.	45,854
1,100	Joy Global, Inc.	72,259
4,660	Ladish Co., Inc. *	166,222
35,900	NSK Ltd. (Japan)	324,744
1,300	Nucor Corp.	141,466
17,392	Peabody Energy Corp.	1,110,653
7,400	Phelps Dodge Corp.	637,806
8,700	Rautaruukki Oyj (Finland)	305,132
18,000	Rio Tinto PLC (United Kingdom)	989,970
2,300	Salzgitter AG (Germany)*	182,517
5,500	Southern Copper Corp.	544,775
11,700	ThyssenKrup AG (Germany)	385,700
6,500	Timken Co.	226,850
24,900	Tokyo Steel Manufacturing Co. Ltd. (Japan)	528,112
4,400	United States Steel Corp.	301,400

		9,696,536

Multi-Utilities 0.1%

5,900	Public Service Enterprise Group, Inc.	369,930

Office Equipment

9,000	Ricoh Co. Ltd. (Japan)	178,633

Oil, Gas & Consumable Fuels 5.6%

1,100	Anadarko Petroleum Corp.	115,302
15,000	Apache Corp. *	1,065,750
1,275	Arena Resources, Inc.	45,645
2,700	Ashland, Inc.	177,714
30,500	BP PLC (United Kingdom)	376,258
16,000	BP PLC, ADR (United Kingdom)	1,179,520
7,750	Cabot Oil & Gas Corp.	381,765
7,500	Canadian Natural Resources Ltd. (Canada)	450,785
14,800	ChevronTexaco Corp.	903,096
1,900	Compania Espanola de Petroleos, SA (CEPSA) (Spain)	114,603
29,700	ConocoPhillips	1,986,930
25,800	Cosmo Oil Co. Ltd. (Japan)	148,413

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Oil‚ Gas & Consumable Fuels (cont’d.)

12,000	Devon Energy Corp.	$721,320
13,800	Eni SpA (Italy)	421,326
8,800	EOG Resources, Inc.	618,024
1,600	Equitable Resources, Inc.	56,816
45,500	Exxon Mobil Corp.	2,870,140
4,900	GlobalSantaFe Corp.	299,929
300	GMX Resources, Inc.	12,633
2,775	Gulfport Energy Corp.	38,878
17,022	Halliburton Co.	1,330,269
4,700	Helmerich & Payne, Inc.	341,878
3,400	Houston Exploration Co. *	190,128
54	Hugoton Royalty Trust *	1,483
2,180	Hydril Co. *	174,749
600	Kerr-McGee Corp.	59,916
5,700	Lukoil, ADR (Russia)	515,850
3,310	Maverick Tube Corp. *	180,130
53,000	Nippon Oil Corp. (Japan)	419,383
2,500	Norsk Hydro ASA (Norway)*	384,821
12,600	Occidental Petroleum Corp.	1,294,524
4,000	Oceaneering International, Inc. *	244,120
5,070	Oil States International, Inc. *	204,676
4,500	ONEOK, Inc.	148,545
56,200	Osaka Gas Co. Ltd. (Japan)	210,260
825	Petrohawk Energy Corp.	10,379
1,800	Pogo Producing Co.	89,442
15,200	Repsol YPF SA (Spain)	454,098
300	Rowan Cos., Inc.	13,299
15,000	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	514,357
15,100	Royal Dutch Shell PLC (Class B Stock) (Netherlands)	539,974
43,515	Schlumberger Ltd.	3,008,627
1,075	Southwestern Energy Co. *	38,722
6,200	Sunoco, Inc.	502,448
6,700	Superior Energy Services, Inc.	215,405
4,200	Swift Energy Co. *	177,912
2,600	Tesoro Corp.	181,792
182,200	Tokyo Gas Co. Ltd. (Japan)	881,677
800	Total SA (Class B Stock) (France)	221,235
4,330	Unit Corp. *	250,057
1,875	Universal Compression Holdings, Inc. *	104,812
19,700	Valero Energy Corp.	1,275,378
6,400	Warrior Energy Service Corp. *	192,000
3,200	Weatherford International Ltd. (Bermuda)	169,376
900	XTO Energy, Inc.	38,115

		26,564,684

Paper & Forest Products 0.3%

1,000	Bowater, Inc.	27,270
27,800	Hokuetsu Paper Mills Ltd. (Japan)	159,429
3,700	International Paper Co.	134,495
61	Nippon Unipac Group, Inc. (Japan)	260,896
19,000	OJI Paper Co. Ltd. (Japan)	113,468
30,000	Rengo Co. Ltd. (Japan)	236,596
2,000	Smurfit-Stone Container Corp. *	25,900
800	Temple-Inland, Inc.	37,152

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)

3,200	Weyerhaeuser Co.	$225,504

		1,220,710
Pharmaceuticals 3.4%

4,700	Abbott Laboratories	200,878
5,800	Allergan, Inc.	595,776
11,300	AmerisourceBergen Corp.	487,595
15,918	Amylin Pharmaceuticals, Inc. *	693,229
3,400	AstraZeneca PLC (United Kingdom)	187,862
3,250	Barr Pharmaceuticals, Inc. *	196,788
600	Cephalon, Inc.	39,396
3,500	Eli Lilly & Co.	185,220
16,000	Endo Pharmaceuticals Holdings, Inc. *	503,200
7,300	Express Scripts, Inc.	570,422
26,800	GlaxoSmithKline PLC (United Kingdom)	760,436
2,400	Hospira, Inc.	92,520
10,350	I-Flow Corp. *	141,588
24,300	Kaken Pharmaceutical Co. Ltd. (Japan)	196,338
6,100	Kos Pharmaceuticals, Inc. *	295,240
15,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	104,598
8,580	Lifecell Corp. *	232,003
38,700	Merck & Co., Inc.	1,332,054
2,500	Mylan Laboratories, Inc.	54,600
12,800	Novartis AG (Switzerland)	734,333
14,600	Novo Nordisk SA (Class B Stock) (Denmark)	948,092
88,100	Pfizer, Inc.	2,231,573
11,800	Pharmaceutical Product Development, Inc.	423,266
9,300	Roche Holding AG Genusshein (Switzerland)	1,430,019
14,000	Sanofi-Aventis (France)	1,320,271
2,700	Sepracor, Inc. *	120,528
27,000	Tanabe Seiyaku Co. Ltd. (Japan)	318,219
22,700	Teva Pharmaceutical Industries Ltd., ADR (Israel)	919,350
2,620	United Therapeutics Corp. *	156,021
400	Watson Pharmaceuticals, Inc. *	11,376
10,900	Wyeth	530,503

		16,013,294

Railroads 0.1%

11,800	Norfolk Southern Corp.	637,200
Real Estate 0.4%

18,200	Equity Office Properties Trust	587,860
5,700	Hovnanian Enterprises, Inc. (Class A Stock) *	226,689
3,500	Meritage Homes Corp.	229,530
525	Redwood Trust, Inc.	22,297
14,046	St. Joe Co. (The)	788,823
6,500	Standard Pacific Corp.	206,115

		2,061,314

Real Estate Investment Trust 0.8%

8,200	Apartment Investment & Management Co. (Class A Stock)	366,458
2,250	Ashford Hospital *	26,190
3,400	Crescent Real Estate Equities Co.	68,000

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Real Estate Investment Trust (cont’d.)

1,050	Healthcare Realty Trust, Inc.	$39,763
2,825	Highland Hospitality Corp.	36,442
2,900	Hospitality Properties Trust	124,990
17,400	Host Marriot Corp.	365,748
1,200	Kilroy Realty Corp.	85,584
7,610	KKR Financial Corp. *	164,376
1,500	Liberty Property Trust	67,050
1,900	Mack-Cali Realty Corp.	85,918
4,575	MFA Mortgage Investments, Inc.	31,385
200	Mills Corp. (The)	6,382
6,400	New Century Financial Corp.	327,808
5,200	Plum Creek Timber Co.	188,760
11,900	ProLogis	597,618
700	Public Storage, Inc.	53,816
3,200	Realty Income Corp.	72,544
8,200	Simon Property Group, Inc.	671,416
2,200	SL Green Realty Corp.	217,800

		3,598,048

Retail 0.6%

13,500	Autonation, Inc. *	304,020
16,900	David Jones Ltd. (Australia)	34,411
87,300	DSG International PLC (United Kingdom)	292,523
26,600	House of Fraser PLC (United Kingdom)*	57,723
6,600	Mitchells & Butlers PLC (United Kingdom)	59,244
31,500	Next PLC (United Kingdom)	925,964
2,900	Rallye SA (France)	139,029
2,950	Triarc Cos., Inc. (Class B Stock)	48,734
8,000	UNY Co. Ltd. (Japan)	142,976
279,800	Wal-Mart de Mexico SA de CV (Mexico)	797,623

		2,802,247

Retail & Merchandising 2.0%

1,900	Abercrombie & Fitch Co. (Class A Stock)	115,387
800	Best Buy Co., Inc.	45,328
5,800	Brinker International, Inc.	227,128
12,400	Cache, Inc. *	246,388
3,000	CEC Entertainment, Inc. *	105,300
6,500	Chico’s FAS, Inc. *	240,890
19,600	Circuit City Stores, Inc.	563,500
12,600	Darden Restaurants, Inc.	498,960
2,200	Dillard’s, Inc. (Class A Stock)	57,376
200	Dollar General Corp.	3,492
400	Federated Department Stores, Inc.	31,140
36,788	Home Depot, Inc.	1,468,945
2,900	J. C. Penney Co., Inc.	189,834
3,736	JOS. A. Bank Clothiers, Inc. *	156,912
1,300	Kohl’s Corp. *	72,592
28,253	Lowe’s Cos., Inc.	1,781,352
3,400	Men’s Wearhouse, Inc. (The) *	120,496
2,800	Nordstrom, Inc.	107,324

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)

3,100	Payless Shoesource, Inc. *	$71,207
675	Regis Corp.	23,672
3,500	School Specialty, Inc. *	127,295
4,975	Sonic Corp. *	168,702
3,900	Staples, Inc.	102,999
37,728	Starbucks Corp. *	1,406,122
6,700	Stein Mart, Inc.	105,860
7,800	SUPERVALU, Inc.	226,278
15,279	Target Corp.	811,315
14,900	Wal-Mart Stores, Inc.	670,947

		9,746,741

Semiconductors 1.0%

2,200	Altera Corp. *	48,048
14,600	Anadigics, Inc. *	130,670
775	ATMI, Inc. *	22,010
6,000	CheckPoint Systems, Inc.	158,100
17,800	Freescale Semiconductor, Inc. (Class B Stock)	563,726
17,210	GSI Group, Inc. *	172,272
22,500	Intel Corp.	449,550
600	Kla Tencor Corp.	28,896
5,400	Lam Research Corp.	263,952
700	Linear Technology Corp.	24,850
800	Maxim Integrated Products, Inc.	28,208
35,000	Micron Technology, Inc.	593,950
5,120	Microsemi Corp. *	139,878
200	Novellus Systems, Inc. *	4,940
20,120	O2Micro International Ltd., ADR (China)*	216,089
900	Teradyne, Inc.	15,174
52,964	Texas Instruments, Inc.	1,838,381
8,610	Volterra Semiconductor Corp.	141,462
2,500	Xilinx, Inc.	69,175

		4,909,331

Software 0.4%

23,300	BMC Software, Inc. *	501,882
36,700	Computer Associates International, Inc.	930,712
5,100	Fair Isaac Corp.	189,261
5,600	First Data Corp.	267,064
200	MoneyGram International, Inc.	6,780

		1,895,699

Specialty Retail 0.2%

2,000	Claire's Stores, Inc.	70,440
23,200	Limited Brands, Inc.	594,848
1,100	MSC Industrial Direct Co., Inc.	57,046

		722,334

Technology - Computer Software

8,000	Sybase, Inc.	174,160

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Telecommunications 3.4%

31,700	Amdocs Ltd. (Israel)*	$1,179,240
78,123	America Movil SA de CV Series L, ADR (Mexico)	2,883,520
6,400	American Tower Corp. (Class A Stock) *	218,496
128,600	BT Group PLC (United Kingdom)	514,161
3,300	CenturyTel, Inc.	124,410
81,100	Cisco Systems, Inc. *	1,699,045
36,500	Corning, Inc. *	1,008,495
12,400	Deutsche Telekom AG (Germany)	224,021
39,100	France Telecom SA (France)	913,076
6,150	ID Systems, Inc. *	145,140
5,100	Juniper Networks, Inc. *	94,248
11,500	Lucent Technologies, Inc. *	32,085
111,300	MobileOne Ltd. (Singapore)*	151,366
63,951	Motorola, Inc.	1,365,354
37,483	Netia Holdings SA (Poland)	68,986
120	Nippon Telegraph and Telephone Corp. (Japan)	537,478
360	NTT Docomo, Inc. (Japan)	537,479
35,564	Qualcomm, Inc.	1,825,856
20,915	Sprint Nextel Corp.	518,692
600	Swisscom AG (Switzerland)	200,169
2,275	Tekelec *	32,487
76,500	Telestra Corp. Ltd. (Australia)	228,997
3,000	Tellabs, Inc. *	47,550
182,900	Vodafone Group PLC, ADR (United Kingdom)	1,714,362

		16,264,713

Textiles, Apparel & Luxury Goods 0.1%

16,400	Benetton Group SpA (Italy)	249,732
11,000	Jones Apparel Group, Inc.	377,850

		627,582

Thrifts & Mortgage Finance 0.7%

26,300	Countrywide Financial Corp.	1,069,358
15,500	Freddie Mac	946,430
32,600	Washington Mutual, Inc.	1,468,956

		3,484,744

Transportation 1.6%

550	Amerco, Inc. *	57,442
4,040	American Commercial Lines, Inc. *	217,877
2,050	Arlington Tankers Ltd. (Bermuda)	46,207
1,400	Arriva PLC (United Kingdom)	14,794
24,901	Burlington North Santa Fe Corp.	1,980,376
10,300	CSX Corp.	705,447
20,300	FedEx Corp.	2,337,139
24,000	FirstGroup PLC (United Kingdom)	182,064
675	Genesee & Wyoming, Inc. (Class A Stock) *	22,120
825	Landstar System, Inc. *	35,054
82,000	Neptune Orient Lines Ltd. (Singapore)	118,262
5,955	Old Dominion Freight Line *	191,751
41,030	Orient Overseas International Ltd. (Bermuda)*	154,260
12,639	Union Pacific Corp.	1,152,803

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
Transportation (cont’d.)
10,220	Vitran Corp., Inc. (Canada)	$205,831

		7,421,427

Utilities 0.9%

11,900	Alliance & Leicester PLC (United Kingdom)*	243,694
3,100	American Electric Power Co., Inc.	103,726
16,400	CMS Energy Corp. *	218,448
5,600	Consolidated Edison, Inc.	241,472
4,100	Dominion Resources, Inc.	306,967
13,300	Duke Energy Corp.	387,296
8,100	Edison International	327,321
13,500	Endesa SA (Spain)	448,274
50,100	Energias de Portugal SA (Portugal)*	197,204
5,972	Headwaters, Inc. *	201,137
7,500	Northeast Utilities	151,125
31,800	Northumbrian Water Group PLC (United Kingdom)	143,668
11,100	PG&E Corp.	442,224
6,600	Tohoku Electric Power Co., Inc. (Japan)	152,154
1,845	Union Fenosa SA (Spain)	71,343
9,360	Viridian Group PLC (United Kingdom)	164,113
1,175	Westar Energy, Inc.	24,605
2,500	Wisconsin Energy Corp.	97,625
9,900	Xcel Energy, Inc. *	186,516

		4,108,912

	Total Common Stocks (cost $264,440,523)	313,477,066

Moody’s Ratings	Principal Amount (000)#

ASSET-BACKED SECURITIES 0.3%

		Brazos Student Loan Finance Corp., Series 1998-A, Class A2 (c)
Aaa	$142	5.82%, 06/01/23	143,383
		Federal National Mortgage Assoc., Series 2005-73, Class A1A (c)
Aaa	204	4.999%, 07/25/35	203,652
		Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2(c)
Aaa	1,100	5.18%, 08/15/08	1,099,313

		Total Asset-Backed Securities (cost $1,444,484)	1,446,348

COLLATERALIZED MORTGAGE OBLIGATIONS 1.8%

		Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 (c)
Aaa	383	5.416%, 05/25/35	380,013
		Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class MOA1 (c)
Aaa	1,700	5.26%, 03/15/20	1,699,749
		Federal Home Loan Mortgage Corp.,
		Series 2266, Class F
Aaa	9	5.15%, 11/15/30(c)	8,939
		Series 119, Class H
Aaa	71	7.50%, 01/15/21	70,631

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody's Ratings	Principal Amount (000)#	Description	Value

COLLATERALIZED MORTGAGE OBLIGATION (Continued)
		Federal National Mortgage Assoc.,
		Series 2006-5, Class 3A2
Aaa	$1,200	4.685%, 05/25/35(c)	$1,169,185
		Series 2000-32, Class FM
Aaa	17	5.53%, 10/18/30(c)	17,646
		Series 1998-73, Class MZ
Aaa	758	6.30%, 10/17/38	779,931
		FHLMC Structured Pass Through Securities, Series T61, Class 1A1 (c)
Aaa	2,055	5.15%, 07/25/44	2,070,391
		Government National Mortgage Assoc. Series 2000-9, Class FH (c)
Aaa	48	5.13%, 02/16/30	48,756
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, Sr. Mortgage Loan Trust (c)
Aaa	559	4.54%, 12/25/34	546,364
		Washington Mutual, Inc.,(c)
		Series 2003-R1, Class A1
Aaa	1,304	5.229%, 12/25/27	1,303,215
		Series 2005-AR13, Class A1A1
Aaa	565	5.249%, 10/25/45	567,801

		Total Collateralized Mortgage Obligations (cost $8,661,532)	8,662,621

CORPORATE BONDS 6.2%

Aerospace 0.1%

		BE Aerospace, Inc., Sr. Sub. Notes
B3	125	8.875%, 05/01/11	130,625
		K & F Acquisition, Inc., Gtd. Notes, PIK
Caa1	125	7.75%, 11/15/14	127,813
		Sequa Corp., Sr. Notes
B1	125	8.875%, 04/01/08	130,312
		Standard Aero Holdings, Inc., Gtd. Notes
Caa1	40	8.25%, 09/01/14	35,400

			424,150

Agriculture

		Smithfield Foods, Inc., Sr. Notes
Ba2	100	8.00%, 10/15/09	102,500

Airlines

		Continental Airlines Inc.,
		Pass Thru Certs.
Ba2	35	6.748%, 09/15/18	32,121
B3	19	9.50%, 10/15/13	13,849

			45,970

Automobile Manufacturers 0.2%

		DaimlerChrysler NA Holding Co., Notes (c)
A3	600	5.38%, 05/24/06	600,035
		DaimlerChrysler NA Holding Corp.,
		Gtd. Notes (c)

Strategic Partners Moderate Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Automobile Manufacturers (cont’d.)
A3		$400	5.10%, 03/07/07	$400,128
A3		100	6.16%, 08/08/06	100,205

				1,100,368

Automotive - OEM 0.1%

			Ford Motor Credit Corp., Sr. Notes
Ba2		125	7.25%, 10/25/11	112,183
			General Motors Acceptance Corp., Notes
Ba1		125	6.75%, 12/01/14	113,928
Ba1		125	6.875%, 09/15/11	117,100
Ba1		63	8.00%, 11/01/31	59,737
			General Motors, Debs. Notes
B3		63	8.375%, 07/15/33	46,935

				449,883

Automotive Parts 0.1%

			Affinia Group, Inc., Gtd. Notes
Caa2		63	9.00%, 11/30/14	55,913
			Goodyear Tire & Rubber Co., Notes
B3		125	7.857%, 08/15/11	123,125
			Tenneco Automotive, Inc., Gtd. Notes
B3		50	8.625%, 11/15/14	50,625
			TRW Automotive, Inc., Sr. Notes
Ba3		59	9.375%, 02/15/13	63,425

				293,088

Building Materials

			Ply Gem Industries, Inc., Sr. Sub. Notes
B3		63	9.00%, 02/15/12	60,638

Building Materials & Construction

			K Hovnanian, Gtd. Notes
Ba1		63	7.50%, 05/15/16	61,767

Building Materials - Fixtures & Fittings 0.2%

			Goodman Global Holding Co., Inc.,
			Sr. Notes
B2		125	7.491%, 06/15/12(c)	127,500
			Sr. Sub. Notes
B3		188	7.875%, 12/15/12	188,000
			Grohe Holding Gmbh, Gtd. Notes (Germany)
B3	EUR	125	8.625%, 10/01/14	157,701
			Nortek, Inc., Sr. Sub. Notes
Caa1		125	8.50%, 09/01/14	128,125

Strategic Partners Moderate Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Building Materials - Fixtures & Fittings (cont’d.)
		Panolam Industries International, Inc., Sr. Sub. Notes
Caa1	$63	10.75%, 10/01/13	$61,740

			663,066
Capital Goods - Others 0.1%

		Mueller Group, Inc., Sr. Sub. Notes
Caa1	63	10.00%, 05/01/12	68,985
		Rexnord Corp., Gtd. Notes
B3	150	10.125%, 12/15/12	164,625

			233,610
Chemicals 0.4%

		Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)
Caa2	125	10.50%(v), 10/01/14	98,750
		Equistar Chemicals LP, Gtd. Notes
B2	150	10.125%, 09/01/08	160,687
		Hercules, Inc., Debs. Notes
Ba1	200	6.60%, 08/01/27	200,500
		Hexion US Finance Corp., Sec’d. Notes
B3	75	9.00%, 07/15/14	77,437
		Huntsman International LLC,
		Gtd. Notes
B2	125	9.875%, 03/01/09	130,625
B3	15	10.125%, 07/01/09	15,263
		IMC Global, Inc.,
		Debs. Notes
Ba3	50	10.875%, 06/01/08	54,000
		Gtd. Notes
Ba3	50	11.25%, 06/01/11	52,875
		Sr. Notes
Ba3	175	10.875%, 08/01/13	198,625
		Ineos Group Holdings, PLC., Notes (United Kingdom)
B2	125	8.50%, 02/15/16	118,750
		Invista, Notes, 144A
Ba3	63	9.25%, 05/01/12	67,253
		KRATON Polymers LLC, Gtd. Notes
B3	125	8.125%, 01/15/14	124,375
		Lyondell Chemical Co., Gtd. Notes
B1	71	9.50%, 12/15/08	74,018
		Nell AF SARL, Gtd. Notes, 144A (Luxembourg)
B2	125	8.375%, 08/15/15	123,906
		PQ Corp., Gtd. Notes, 144A
B3	75	8.00%, 02/15/13	71,250
		Rhodia SA, (France)
		Sr. Sub. Notes
Caa1	74	8.875%, 06/01/11	76,405
		Sr. Notes
B3	130	10.25%, 06/01/10	145,275
		Rockwood Specialties Group, Gtd. Notes
B3	125	7.625%, 11/15/14	162,432

Strategic Partners Moderate Allocation Fund (Continued)

Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Chemicals (cont’d.)
		Rockwood Specialties, Inc., Sr. Sub. Notes
B3	$90	10.625%, 05/15/11	$97,650

			2,050,076
Commercial Services

		Great Lakes Dredge & Dock Corp., Sr. Sub. Notes
Caa2	40	7.75%, 12/15/13	37,700
		Iron Mountain, Inc., Gtd. Notes
Caa1	75	8.625%, 04/01/13	78,094

			115,794
Conglomerates 0.1%

		Blount, Inc., Sr. Sub. Notes
B2	100	8.875%, 08/01/12	104,000
		Bombardier, Inc., Notes (Canada)
Ba2	63	6.75%, 05/01/12	60,322
		Invensys PLC, Sr. Notes, 144A (United Kingdom)
B3	40	9.875%, 03/15/11	42,200
		Manitowoc Co., Gtd. Notes
B2	127	10.50%, 08/01/12	138,430

			344,952
Consumer Products & Services 0.1%

		Clorox Co., Sr. Notes (c)
A3	500	5.025%, 12/14/07	500,476
Consumer Products 0.1%

		Jostens Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08), 144A
Caa2	125	10.25% (v), 12/01/13	96,563
		Solo Cup Co., Sr. Sub. Notes
Caa1	63	8.50%, 02/15/14	59,850
		Visant Holding Corp., Sr. Notes
Caa2	125	8.75%, 12/01/13	121,875

			278,288
Consumer Products - Household & Leisure

		Affinion Group, Inc., Gtd. Notes
B3	62	10.125%, 10/15/13	64,015
		Spectrum Brands, Inc., Gtd. Notes
Caa1	125	7.375%, 02/01/15	105,000

			169,015
Consumer Products - Industrial

		Johnson Diversified Holdings, Inc., Disc., Notes, Zero Coupon (until 05/15/07)
Caa1	100	10.67% (v), 05/15/13	86,500

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Consumer Products - Industrial (cont’d.)

			Johnson Diversified, Inc., Gtd. Notes
Caa1		$55	9.625%, 05/15/12	$56,169

				142,669

Consumer Products - Non Durable 0.1%

			Church & Dwight Co. Inc., Gtd. Notes
Ba3		125	6.00%, 12/15/12	120,625
			Playtex Products, Inc., Gtd. Notes
Caa1		125	9.375%, 06/01/11	130,313

				250,938

Defense 0.1%

			Alliant Techsystems Inc., Gtd. Notes
B2		63	6.75%, 04/01/16	62,212
			DRS Technologies Inc., Gtd. Notes
B3		63	7.625%, 02/01/18	64,654
			L-3 Communications Corp.,
			Gtd. Notes
Ba3		125	6.375%, 10/15/15	121,250
			Sr. Sub. Notes
Ba3		125	7.625%, 06/15/12	128,750

				376,866

Diversified Financial Services 0.1%

			General Electric Capital Corp., Sr. Unsec’d. Notes (Japan)
Aaa	JPY	36,000	1.40%, 11/02/06	318,104

Emerging Market Debt

			Republic of Brazil,
			Bonds
Ba3		60	8.25%, 01/20/34	65,250
			Unsub. Notes
Ba3		70	10.00%, 08/07/11	82,075

				147,325

Energy 0.1%

			El Paso Corp., Sr. Notes
Caa1		375	7.80%, 08/01/31	371,250
			Massey Energy Co., Sr. Notes
B1		62	6.875%, 12/15/13	59,675

				430,925

Energy - Coal

			Arch Western Finance LLC, Sr. Notes
Ba3		50	6.75%, 07/01/13	49,500

Energy - Exploration & Production 0.2%

			Chesapeake Energy Corp., Sr. Notes
Ba2		175	6.375%, 06/15/15	167,562
Ba2		125	6.875%, 01/15/16	123,125

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Energy - Exploration & Production (cont’d.)

		El Paso Production Holding Co., Gtd. Notes
B3	$125	7.75%, 06/01/13	$128,906
		Encore Acquisition Co., Sr. Sub. Notes
B2	63	6.00%, 07/15/15	58,275
B2	50	6.25%, 04/15/14	47,500
		Forest Oil Corp., Sr. Notes
Ba3	40	8.00%, 12/15/11	42,550
		Magnum Hunter Resources, Inc., Gtd. Notes
Ba3	7	9.60%, 03/15/12	7,473
		Newfield Exploration Co., Sr. Sub. Notes
NR	50	8.375%, 08/15/12	53,625
		Vintage Petroleum, Inc., Sr. Notes
A3	75	8.25%, 05/01/12	79,834

			708,850

Energy - Refining

		Premcor Refining Group, Inc., Gtd. Notes
Baa3	110	6.75%, 05/01/14	113,551
Energy - Services

		Hanover Compressor Co., Gtd. Notes
B3	75	8.625%, 12/15/10	78,187
		Hanover Equipment Trust, Sec’d. Notes
B2	50	8.75%, 09/01/11	52,125
		Pride International, Inc., Sr. Notes
Ba2	25	7.375%, 07/15/14	25,938

			156,250

Entertainment & Leisure 0.2%

		AMC Entertainment, Inc., Gtd. Notes
B2	75	8.625%, 08/15/12	78,375
		Harrah’s Operating Co., Inc., Notes, 144A (c)
Baa3	600	5.76%, 02/08/08	601,111
		Intrawest Corp., Sr. Notes (Canada)
B1	75	7.50%, 10/15/13	75,937
		Six Flags, Inc., Sr. Notes
Caa1	25	9.625%, 06/01/14	25,313
		Universal City Florida, Holding Co., Sr. Notes
B3	75	8.375%, 05/01/10	77,250
		Warner Music Group, Sr. Sub. Notes
B2	125	7.375%, 04/15/14	123,125

			981,111

Environmental 0.1%

		Alliance One International, Inc., Gtd. Notes, 144A
B3	63	11.00%, 05/15/12	59,850
		Allied Waste North America, Inc.,
		Sec’d. Notes, Series B
B2	55	6.50%, 11/15/10	54,313
		Sr. Notes

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Environmental (cont’d.)
B2		$50	7.875%, 04/15/13	$52,000
			Sr. Notes, Series B
B2		165	8.50%, 12/01/08	173,662

				339,825

Finance

			E*trade Financial Corp., Sr. Notes, 144A
B1		63	7.375%, 09/15/13	64,103

Financial - Bank & Trust 0.1%

			BankTrust Mortgage Trust, Series1, Class G
NR		216	5.70%, 12/01/23	213,845
			HSBC Bank USA NA, Sr. Notes (c)
Aa2		400	5.00%, 09/21/07	400,252

				614,097

Financial Services

			Ford Motor Co., Notes
Ba3		63	7.45%, 07/16/31	45,990

Food 0.1%

			Agrilink Foods, Inc., Gtd. Notes, 144A
B3		17	11.875%, 11/01/08	17,382
			Dole Foods Co., Inc., Sr. Notes
B3		38	8.625%, 05/01/09	37,525
B3		55	8.875%, 03/15/11	53,625
			Pinnacle Foods Holding Co., Sr. Sub. Notes
B3		62	8.25%, 12/01/13	62,155
			United Biscuits Co., Gtd. Notes (United Kingdom)
B3	EUR	125	10.625%, 04/15/11	166,769

				337,456

Gaming 0.4%

			Boyd Gaming Corp., Sr. Sub. Notes
B1		205	8.75%, 04/15/12	217,300
			Codere Finance SA, Sr. Notes, 144A (Luxembourg)
B2	EUR	63	8.25%, 06/15/15	85,045
			Isle of Capri Casinos, Inc., Sr. Sub. Notes
B2		75	7.00%, 03/01/14	73,688
			Kerzner International Ltd., Sr. Sub Notes
B2		125	6.75%, 10/01/15	129,688
			MGM Mirage, Inc., Gtd. Notes
Ba2		290	6.00%, 10/01/09	286,012
Ba2		250	6.625%, 07/15/15	242,187
Ba3		145	9.75%, 06/01/07	150,437
			Mohegan Tribal Gaming Authority, Sr. Sub. Notes
Ba3		110	8.00%, 04/01/12	114,400
			Park Place Entertainment Corp., Sr. Sub. Notes
Ba1		125	7.875%, 03/15/10	131,875

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Gaming (cont’d.)

Ba1		$60	8.125%, 05/15/11	$64,575
Ba1		30	9.375%, 02/15/07	30,788
			Penn National Gaming, Inc., Sr. Sub. Notes
B1		50	6.75%, 03/01/15	49,125
			Seneca Gaming Corp., Sr. Unsec’d. Notes
B1		63	7.25%, 05/01/12	62,685
			Station Casinos, Inc., Sr. Sub. Notes
Ba3		250	6.875%, 03/01/16	245,625
			Wynn Las Vegas LLC, First Mortgage
B2		132	6.625%, 12/01/14	128,370

				2,011,800

Health Care - Services

			Accellant, Inc., Gtd. Notes
Caa1		125	10.50%, 12/01/13	134,375

Healthcare - Medical Products

			VWR International, Inc., Sr. Sub. Notes, 144A
Caa1		125	8.00%, 04/15/14	125,000

Healthcare - Pharma 0.1%

			Biovail Corp., Sr. Sub. Notes (Canada)
B2		125	7.875%, 04/01/10	126,250
			Elan Finance PLC, Gtd. Notes (Ireland)
B3		25	7.75%, 11/15/11	24,000
			Mylan Laboratories, Inc., Gtd. Notes
Ba1		63	6.375%, 08/15/15	61,740
			Nycomed A/S, Sr. Notes, PIK (Denmark)
NR	EUR	67	11.75%, 09/15/13	88,989
			Warner Chilcott Corp., Gtd. Notes
Caa1		125	8.75%, 02/01/15	124,375

				425,354

Healthcare - Services 0.2%

			Alliance Imaging, Inc., Sr. Sub. Notes
B3		25	7.25%, 12/15/12	21,750
			Amerisourcebergen Corp., Notes
Ba2		125	5.625%, 09/15/12	122,084
			Concentra Operating Corp., Gtd. Notes
B3		100	9.125%, 06/01/12	105,000
			Coventry Health Care, Inc., Sr. Notes
Ba1		50	8.125%, 02/15/12	52,563
			HCA, Inc.,
			Sr. Unsec’d
Ba2		125	6.375%, 01/15/15	120,357
			Debs.
Ba2		50	7.50%, 12/15/23	48,177
Ba2		50	8.36%, 04/15/24	51,623
			Notes
Ba2		55	9.00%, 12/15/14	61,609

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Healthcare - Services (cont’d)
		Omega Healthcare Investors, Inc., Sr. Notes, 144A
Ba3	$25	7.00%, 04/01/14	$24,500
		Select Medical Corp., Gtd. Notes
B3	50	7.625%, 02/01/15	45,125
		Senior Housing Properties Trust, Sr. Notes
Ba2	80	8.625%, 01/15/12	87,600
		Tenet Healthcare Corp., Sr. Notes, 144A
B3	40	6.50%, 06/01/12	36,700
B3	75	9.50%, 02/01/15	76,500
		Vanguard Health Holdings Co. LLC II, Sr. Sub. Notes
Caa1	75	9.00%, 10/01/14	77,437
		Ventas Realty LP Ventas Capital Corp., Gtd. Notes
Ba2	120	9.00%, 05/01/12	132,750

			1,063,775

Home Construction 0.1%

		D.R. Horton, Inc., Sr. Notes
Baa3	115	7.875%, 08/15/11	123,304
		K Hovnanian Enterprises, Inc., Gtd. Notes
Ba1	25	6.25%, 01/15/15	22,997
		KB Home, Sr. Sub. Notes
Ba2	95	8.625%, 12/15/08	100,361
		Meritage Homes Corp., Gtd. Notes
Ba2	125	6.25%, 03/15/15	112,500

			359,162

Lodging 0.2%

		HMH Properties, Inc., Gtd. Notes, Series B
Ba2	13	7.875%, 08/01/08	13,016
		Host Marriott LP,
		Gtd. Notes
Ba2	185	9.50%, 01/15/07	189,162
		Sr. Notes
Ba2	75	7.00%, 08/15/12	75,750
Ba2	45	7.125%, 11/01/13	45,675
		ITT Corp., Debs.
Ba1	200	7.375%, 11/15/15	212,000
		Royal Caribbean Cruises Ltd., Sr. Notes
Ba1	125	8.00%, 05/15/10	133,504
		Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
Ba1	70	7.875%, 05/01/12	75,250

			744,357

Machinery

		Terex Corp., Gtd. Notes
Caa1	170	10.375%, 04/01/11	178,925

Media

		DirecTV Holdings LLC / DirecTV Financing Co., Sr. Notes
Ba2	48	8.375%, 03/15/13	51,300

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Media (cont’d.)

		Echostar DBS Corp., Gtd. Notes
Ba3	$125	6.625%, 10/01/14	$120,469

			171,769

Media - Broadcasting & Radio

		Emmis Operating Co., Sr. Sub. Notes
B2	125	6.875%, 05/15/12	121,719
		Lin Television Corp., Gtd. Notes
B1	63	6.50%, 05/15/13	58,275

			179,994

Media - Cable 0.1%

		Callahan Nordrhein-Westfalen GmbH, Sr. Disc. Notes (Germany) (i),(g)
NR	50	16.00%, 07/15/10	1
		Charter Communications Holdings II, Sr. Notes
Caa1	125	10.25%, 09/15/10	125,937
		Charter Communications, Inc., Holdings LLC, Co. Gtd. Notes
Ca	129	11.75%, 05/15/14	82,560
		CSC Holdings, Inc.,
		Sr. Notes
B2	75	7.25%, 07/15/08	75,844
		Sr. Notes, 144A
B2	75	7.25%, 04/15/12(g)	74,625
		Sr. Notes
B2	20	7.875%, 12/15/07	20,425
		Kabel Deutschland GmbH, Gtd. Notes (Germany)
B2	65	10.625%, 07/01/14	70,200
		Ono Finance PLC, Sr. Notes (United Kingdom)
B3	62	8.00%, 05/16/14	75,286

			524,878

Media - Diversified

		Quebecor Media, Sr. Notes (Canada)
B2	63	7.75%, 03/15/16	64,575

Metals 0.2%

		AK Steel Corp.,
		Gtd. Notes
B1	60	7.75%, 06/15/12	60,750
B1	100	7.875%, 02/15/09	100,000
		Ispat Inland ULC, Sec’d. Notes, 144A (Canada)
Baa3	110	9.75%, 04/01/14	123,750
		Kloeckner Investment SCA, Sr. Notes (Germany)
B2	63	10.50%, 05/15/15	93,987
		Novelis, Inc., Sr. Notes (Canada)
B1	125	7.25%, 02/15/15	121,250
		Oregon Steel Mills, Inc., Gtd. Notes
Ba3	50	10.00%, 07/15/09	52,875

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Metals (cont’d.)

			United States Steel Corp. LLC, Sr. Notes
Ba1		$125	10.75%, 08/01/08	$136,562

				689,174

Mining

			OM Group, Inc., Gtd. Notes
Caa1		54	9.25%, 12/15/11	55,755

Oil, Gas & Consumable Fuels 0.1%

			Pemex Project Funding Master Trust, Gtd. Notes
Baa1		250	9.75%, 03/30/18	300,625

Packaging 0.2%

			Crown Americas, Inc., Sr. Notes
B1		125	7.75%, 11/15/15	128,438
			Graham Packaging Co.,
			Gtd. Notes
Caa1		63	8.50%, 10/15/12	64,260
			Sub. Notes, 144A
Caa2		175	9.875%, 10/15/14	179,812
			Graham Packaging International Corp., Sr. Sub. Notes
B3		125	9.50%, 08/15/13	121,250
			Impress Group BV, Sr. Notes (Netherlands)
B2	EUR	150	10.50%, 05/25/07	195,155
			Owens Brockway Glass Container, Inc., Sec’d. Notes
B1		125	8.75%, 11/15/12	133,437
			Plastipak Holdings, Inc., Sr. Notes
B2		62	8.50%, 12/15/15	62,620

				884,972

Paper 0.2%

			Abitibi-Consolidated, Inc., Notes (Canada)
B1		150	5.25%, 06/20/08	144,000
			Ainsworth Lumber Co. Ltd.,
			Sr. Notes
B2		25	6.75%, 03/15/14	21,313
			Gtd. Notes
B2		63	7.25%, 10/01/12	56,542
			Cellu Tissue Holdings, Inc., Sec’d. Notes
B2		100	9.75%, 03/15/10	100,000
			Georgia-Pacific Corp., Notes
B2		125	8.125%, 05/15/11	129,687
B2		80	8.875%, 05/15/31	83,800
			Jefferson Smurfit Corp.,
			Gtd. Notes
B2		125	7.50%, 06/01/13	116,562
B2		25	8.25%, 10/01/12	24,250
			JSG Funding PLC, Sr. Notes (Ireland)
B3		125	9.625%, 10/01/12	131,875
			JSG Holding PLC, Sr. Notes, PIK
Caa2		67	11.50%, 10/01/15	87,413

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Healthcare - Services (cont’d.)

			Mercer International, Inc., Sr. Notes
Caa1		$25	9.25%, 02/15/13	$23,188

				918,630
Printing

			Vertis, Inc., Gtd. Notes, Series B
Caa2		70	10.875%, 06/15/09	66,850
Publishing 0.2%

			Dex Media East LLC, Gtd. Notes
B1		134	12.125%, 11/15/12	151,587
			Dex Media West Finance, Sr. Sub. Notes
B2		147	9.875%, 08/15/13	161,884
			Houghton Mifflin Co., Sr. Sub. Notes
Caa1		125	9.875%, 02/01/13	133,750
			Lighthouse International Co. SA, Gtd. Notes (Luxembourg)
B3	EUR	125	8.00%, 04/30/14	169,134
			Medianews Group, Inc., Sr. Sub. Notes
B2		100	6.875%, 10/01/13	91,500
			WDAC Subsidiary Corp., Sr. Notes
Caa1	EUR	125	8.50%, 12/01/14	160,855

				868,710
Real Estate Investment Trust - Office Industrial

			Crescent Real Estate Equities LP, Sr. Notes
B1		63	9.25%, 04/15/09	65,835

Restaurants

			Landry’s Restaurants, Inc., Gtd. Notes
B2		125	7.50%, 12/15/14	120,000

Retailers

			Neiman Marcus Group, Inc., Sr. Unsec’d. Notes, 144A
B2		62	9.00%, 10/15/15	65,875

Retailers - Food & Drug

			Ahold Finance USA, Inc., Notes
Ba1		25	8.25%, 07/15/10	26,344
			Jean Coutu Group PJC, Inc., Sr. Sub. Notes (Canada)
Caa2		90	8.50%, 08/01/14	84,375

				110,719

Services Cyclical - Distribution/Logistical 0.1%

			Ray Acquisition SCA., Sec’d. Notes, 144A (France)
Caa1	EUR	313	9.375%, 03/15/15	426,474

Services Cyclical - Rental Equipment 0.1%

			Hertz Corp.,
			Sr. Sub. Notes
B1		250	8.875%, 01/01/14	265,625
B3		63	10.50%, 01/01/16	69,694
			United Rentals NA, Inc.,
			Gtd. Notes

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Services Cyclical - Rental Equipment (cont’d.)

B3	$25	6.50%, 02/15/12	$24,500
		Sr. Sub. Notes 144A
Caa1	50	7.75%, 11/15/13	50,250

			410,069

Technology - Hardware 0.1%

		Avago Technologies Financial, Sr. Notes
B3	63	10.125%, 12/01/13	68,198
		Flextronics International Ltd., Sr. Sub. Notes (Singapore)
Ba2	75	6.25%, 11/15/14	72,937
		Nortel Networks Corp., Gtd. Notes (Canada)
B3	40	4.25%, 09/01/08	37,900
		Xerox Corp., Sr. Notes
Ba2	100	7.625%, 06/15/13	103,250

			282,285

Technology - Software/Services 0.1%

		Sungard Data Systems, Inc.,
		Sr. Unsec’d. Notes
B3	125	9.125%, 08/15/13	133,437
		Sr. Sub. Notes, 144A
Caa1	125	10.25%, 08/15/15	134,375
		UGS Corp., Gtd. Notes
B3	250	10.00%, 06/01/12	273,125

			540,937

Telecommunications 0.2%

		AT&T Corp., Sr. Notes
A2	86	7.30%, 11/15/11	92,736
		Cincinnati Bell, Inc., Sr. Sub. Notes
B3	50	8.375%, 01/15/14	51,125
		Citizens Communications Co.,
		Sr. Notes
Ba3	85	6.25%, 01/15/13	82,556
		Notes
Ba3	125	9.25%, 05/15/11	137,344
		Eircom Funding, Gtd. Notes (Ireland)
B1	55	8.25%, 08/15/13	59,125
		Nordic Telephone Co. Holdings, Bonds (Denmark)
B2	63	8.25%, 05/01/16	79,481
		Qwest Capital Funding, Gtd. Notes
B3	125	7.00%, 08/03/09	125,469
		Qwest Corp., Sr. Notes
Ba3	125	7.875%, 09/01/11	131,094

			758,930

Telecommunications - Cellular 0.2%

		Alamosa Delaware, Inc.,
		Sr. Notes
Caa1	125	8.50%, 01/31/12	133,906
		Gtd. Notes

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Telecommunications - Cellular (cont’d.)

Caa1	$100	11.00%, 07/31/10	$110,625
		American Tower Corp., Sr. Notes
B1	125	7.50%, 05/01/12	128,125
		Centennial Communications Corp., Sr. Notes
B3	125	8.125%, 02/01/14	128,750
		Dobson Cellular Systems, Sec’d. Notes (c)
B1	25	9.90%, 11/01/11	25,875
		Dobson Communications Corp., Sr. Notes
Caa2	125	8.875%, 10/01/13	127,812
		Intelsat Subsidiary Holding Co., Ltd., Sr. Notes (Bermuda)
B2	150	8.25%, 01/15/13	152,812
		Rogers Wireless, Inc., (Canada)
		Sec’d. Notes
Ba2	25	7.50%, 03/15/15	26,313
Ba2	65	9.625%, 05/01/11	73,613
		Sr. Sub. Notes
Ba3	25	8.00%, 12/15/12	26,250
		US Unwired, Inc., Series B, Sec’d. Notes (c)
Baa2	25	9.16%, 06/15/10	25,625
		Wind Acquisition Finance SA, Gtd. Notes (Luxembourg)
B3	125	10.75%, 12/01/15	138,125

			1,097,831

Telecommunications - Satellites

		Panamsat Corp., Gtd. Notes
B1	125	9.00%, 08/15/14	131,406

Textiles & Apparel 0.1%

		Propex Fabrics, Inc., Gtd. Notes
B3	75	10.00%, 12/01/12	70,500
		Quicksilver, Inc., Gtd. Notes
B1	125	6.875%, 04/15/15	120,625

			191,125

Transportation

		Progress Rail Services Corp., Sr. Notes
B2	63	8.50%, 04/01/12	65,599
		Stena AB, Sr. Notes, 144A (Sweden)
Ba3	75	7.50%, 11/01/13	74,437

			140,036

Utilities 0.1%

		Dynegy Holdings, Inc., Sr. Unsec’d. Notes
B2	63	8.375%, 05/01/16	62,685
		PPL Capital Funding, Inc., Trust I, Gtd. Notes
BB(d)	300	7.29%, 05/18/06	299,701

			362,386

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

CORPORATE BONDS (Continued)
Utilities - Distribution 0.1%

		Inergy LP Inergy Finance Corp., Sr. Notes
B1	$50	6.875%, 12/15/14	$47,250
		Suburban Propane Partners LP, Sr. Notes
B1	125	6.875%, 12/15/13	118,437
		Transmontaigne, Inc., Sr. Sub. Notes
B3	55	9.125%, 06/01/10	59,263

			224,950

Utilities - Electric 0.3%

		AES Corp., Sr. Notes
B1	175	9.375%, 09/15/10	190,750
		AES Eastern Energy LP, Pass Thru Certs., Series 99-A
Ba1	161	9.00%, 01/02/17	181,158
		Allegheny Energy Supply Co. LLC, Sr. Unsec’d. Notes, 144A (g)
Ba3	30	8.25%, 04/15/12	32,625
		Calpine Corp., Sec’d. Notes (g),(i)
D(d)	125	8.75%, 07/15/13	114,375
		CMS Energy Corp., Sr. Notes
B1	60	8.50%, 04/15/11	64,425
		Edison Mission Energy, Sr. Notes
B1	130	7.73%, 06/15/09	133,087
		Homer City Funding LLC, Gtd. Notes
Ba2	46	8.137%, 10/01/19	49,450
		Midwest Generation LLC,
		Pass Thru Certs., Series A
B1	30	8.30%, 07/02/09	30,812
		Pass Thru Certs, Series B
B1	13	8.56%, 01/02/16	14,426
		Sec’d. Notes
Ba3	125	8.75%, 05/01/34	135,000
		Mirant North America LLC, Sr. Notes, 144A
B1	125	7.375%, 12/31/13	125,469
		Mission Energy Holding Co., Sec’d. Notes
B2	30	13.50%, 07/15/08	34,087
		Nevada Power Co.,
		General Refinance Mortgage
Ba1	80	6.50%, 04/15/12	80,576
		Notes
Ba1	6	10.875%, 10/15/09	6,446
		NRG Energy, Inc., Gtd. Notes
B1	125	7.375%, 02/01/16	126,094
		Orion Power Holdings, Inc., Sr. Notes
B3	115	12.00%, 05/01/10	131,100
		Reliant Energy, Inc., Sec’d. Notes
B2	65	9.50%, 07/15/13	65,975
		Sierra Pacific Resources, Sr. Notes
B1	60	8.625%, 03/15/14	64,971

			1,580,826

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#		Description	Value

CORPORATE BONDS (Continued)
Utility- Pipelines 0.2%

			El Paso Corp., Notes
Caa1		$125	7.875%, 06/15/12	$129,375
			El Paso Natural Gas Co., Bonds
B1		125	8.375%, 06/15/32	137,665
			Pacific Energy Partners LP, Sr. Notes, 144A
Ba2		75	7.125%, 06/15/14	75,750
			Southern Natural Gas Co., Unsub. Notes
B1		50	8.875%, 03/15/10	53,075
			Tennessee Gas Pipeline Co., Debs.
B1		155	7.00%, 03/15/27-10/15/28	153,998
B1		155	7.625%, 04/01/37	157,584
			Williams Cos., Inc.,
			Notes
B1		175	7.125%, 09/01/11	179,813
			Sr. Notes
B1		125	7.625%, 07/15/19	131,250
			Sr. Unsec’d. Notes
B1		95	8.125%, 03/15/12	102,006

				1,120,516

			Total Corporate Bonds (cost $28,755,181)	29,370,081

FOREIGN GOVERNMENT BONDS 0.4%
			Federal Republic of Brazil (Brazil)
Ba3		25	8.875%, 10/14/19	28,812
Ba3		25	8.875%, 04/15/24	28,563
B1		350	11.00%, 01/11/12	428,925
			Republic of Italy (Italy)
Aa2	JPY	54,000	3.80%, 03/27/08	501,732
			Republic of Panama (Panama)
Ba1		120	9.625%, 02/08/11	136,800
			Russian Government International Bond (Russia)
Baa3		650	5.00%, 03/31/30	704,275

			Total Foreign Government Bonds (cost $1,692,111)	1,829,107

MUNICIPAL BONDS 0.4%
			Georgia State Road & Tollway Authority Revenue Bonds
Aaa		200	5.00%, 03/01/21	208,696
			Golden State Tobacco Securitization Corp., Series 2003, California, Class A-1
Baa3		250	6.25%, 06/01/33	270,935
			Salt River Project Agricultural Improvement & Power District, Arizona
Aa2		500	4.75%, 01/01/32	501,670

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value

MUNICIPAL BONDS (Continued)
		South Carolina State Highway, Series B
Aaa	$200	5.00%, 04/01/17	$209,196
		Tobacco Settlement Financing Corp., New Jersey
Baa3	300	6.00%, 06/01/37	313,968
Baa3	250	6.375%, 06/01/32	270,765

		Total Municipal Bonds (cost $1,617,735)	1,775,230

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 9.8%
		Federal Home Loan Mortgage Corp.
	560	4.41%, 09/01/35(c)	549,939
	581	6.00%, 08/01/06-09/01/22	587,097
		Federal National Mortgage Assoc.
	9,467	4.00%, 05/01/19-01/01/20	8,825,673
	596	4.50%,	545,741
	114	4.63%, 05/01/36(c)	114,403
	378	4.635%, 12/01/34(c)	370,978
	125	5.00%, 02/01/19	121,701
	36,359	5.50%, 07/01/14-04/01/36	35,337,223
	—(r)	5.50%, 10/01/35-11/01/35	2,636
	173	5.54%, 09/01/34(c)	172,445
	57	6.00%, 03/01/17	58,107
		Government National Mortgage Assoc.
	65	4.50%, 08/15/33	60,462
	11	4.75%, 09/20/22(c)	10,782
	41	5.125%, 10/20/27-11/20/29	40,618
	188	5.50%, 01/15/32	185,155
	17	8.50%, 05/20/30-04/20/31	18,118

		Total U.S. Government Mortgage Backed Obligations (cost $48,549,924)	47,001,078

U.S. TREASURY OBLIGATIONS 7.4%

		United States Inflation Index Bonds
	3,000	0.875%, 04/15/10	2,992,220
	100	2.00%, 01/15/26	93,086
	900	2.375%, 04/15/11	906,579
		United States Treasury Bonds
	800	3.125%, 01/31/07	789,218
	9,200	4.25%, 11/15/14	8,696,512
	1,600	4.50%, 02/28/11	1,570,750
	1,000	6.125%, 08/15/29	1,109,141
	100	6.625%, 02/15/27	116,367
		United States Treasury Notes
	800	3.375%, 09/15/09	762,562
	4,300	3.50%, 02/15/10	4,092,895
	1,500	3.625%, 07/15/09	1,444,101
	1,800	3.875%, 09/15/10-02/15/13	1,701,449
	1,400	4.00%, 04/15/10	1,354,828
	6,300	4.25%, 01/15/11-08/15/14	6,082,696

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Principal Amount (000)#	Description	Value

U.S. TREASURY OBLIGATIONS (Continued)
$1,000	4.375%, 12/15/10	$977,617
1,200	4.75%, 03/31/11	1,190,531
750	6.50%, 11/15/26	860,039
	United States Treasury Strip Coupon
1,250	Zero, 02/15/22	538,941

	Total U.S. Treasury Obligations (cost $35,928,204)	35,279,532

Units

WARRANTS*
150,000	GenTek Escrow Bond, expires 11/10/33	—
1,525	McLeodUSA, Inc., expires 04/16/07	2

	Total Warrants (cost $0)	2

Shares

REGISTERED INVESTMENT COMPANY 0.1%

Capital Markets

17,918	Korea Fund, Inc. (The) (cost $487,851)	711,882
FOREIGN TREASURY OBLIGATIONS 0.1%

Foreign Treasury Bills

$200,000	United Kingdom Treasury Bonds (United Kingdom) (cost $391,956)	377,548

	Total Long-Term Investments (cost $391,969,501)	439,930,495

Number of Contracts/ Notional Amount

SHORT-TERM INVESTMENTS 13.3%
OUTSTANDING OPTIONS PURCHASED *

Call Options
	Eurodollar Futures
27	expiring 06/19/2006 @ $95.25	169
	Swap Option 3 Month LIBOR
600,000	expiring 04/27/2009 @ 5.75%	35,532
	Swap Option 3 Month LIBOR
3,200,000	expiring 10/12/2006 @ 4.25%	45
	Swap Option 3 Month LIBOR
6,900,000	expiring 10/18/2006 @ 4.50%	704
	Swap Option 3 Month LIBOR
2,800,000	expiring 10/19/2006 @ 4.25%	50
	Swap Option 3 Month LIBOR
1,400,000	expiring 08/08/2006 @ 4.75%	157

		36,657

Put Options
	Eurodollar Futures
154	expiring 12/18/2006 @$91.75	963

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Number of Contracts/ Notional Amount	Description	Value

OUTSTANDING OPTIONS PURCHASED (Continued)
Put Options (cont’d.)

	Eurodollar Futures
1	expiring 05/26/2006 @ $115.00	$7,153
	Eurodollar Futures
20	expiring 12/18/2006 @ $93.00	125
	Swap Option 3 Month LIBOR
600,000	expiring 04/27/2009 @ 6.25%	24,490

		32,731

	Total Outstanding Options Purchased
	(cost $152,655)	69,388

Principal Amount (000)#

U.S. TREASURY OBLIGATIONS 0.1%

		U.S. Treasury Bills
	20	4.476%, 06/01/06	19,923
	385	4.50%, 06/15/06	382,730

		Total U.S. Treasury Obligations
		(cost $402,758)	402,653

CERTIFICATES OF DEPOSIT 0.2%

		Countrywide Bank NA (c)
	1,100	4.911%, 10/18/06(cost $1,100,000)	1,099,854

		Total Certificates of Deposit
		(cost $1,100,000)	1,099,854

FOREIGN TREASURY OBLIGATIONS (n) 4.5%

		Canada Treasury Bills
	2,200	5.031%, 09/20/06	2,153,937
		France Discount Treasury Bills
EUR	100	2.585%, 07/13/06	125,530
EUR	3,600	2.591%, 07/20/06	4,516,350

		France Treasury Bills
EUR	1,100	2.599%, 06/29/06	1,382,078
EUR	3,200	2.423%, 05/04/06	4,036,738
EUR	1,910	2.854% , 09/28/06	2,382,681
		German Treasury Bills
EUR	2,500	2.513% , 06/14/06	3,145,028
EUR	1,330	2.594% , 08/16/06	1,664,765
EUR	1,130	2.770% , 09/13/06	1,411,431
EUR	540	2.778% , 10/18/06	672,445

		Total Foreign Treasury Obligations
		(cost $20,740,898)	21,490,983

Shares

AFFILIATED MONEY MARKET MUTUAL FUND 8.5%
Dryden Core Investment Fund - Taxable Money Market
40,483,836	Series (cost $40,483,836) (w)	40,483,836

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Principal Amount (000)#	Description	Value

	Total Short-Term Investments
	(cost $62,880,147)	$63,546,714

	Total Investments, Before Outstanding Options Written and Securities Sold Short—105.6%
	(cost $454,849,648)(p)	503,477,209

SECURITIES SOLD SHORT (6.1)%
U.S. GOVERNMENT AND AGENCY SECURITIES

	Federal National Mortgage Assoc.
$12,000	5.50%, TBA	(11,651,256)
	United States Treasury Notes
800	3.375%, 09/15/09	(762,562)
	United States Treasury Notes
4,300	3.50%, 02/15/10	(4,092,895)
	United States Treasury Notes
1,500	3.625%, 07/15/09	(1,444,101)
	United States Treasury Notes
1,400	4.00%, 04/15/10	(1,354,827)
	United States Treasury Notes
9,000	4.25%, 11/15/14	(8,507,457)
	United States Treasury Notes
1,600	4.25%, 08/15/14	(1,515,250)

	Total Investments Sold Short
	(premium received $30,023,686)	(29,328,348)

Number of Contracts/ Notional Amount

OUTSTANDING OPTIONS WRITTEN *
CALL OPTIONS

	Eurodollar Futures
54	expiring 06/19/2006 @ $95.50	(338)
	Swap Option 3 Month LIBOR
600,000	expiring 08/08/2006 @ 4.78%	(140)
	Swap Option 3 Month LIBOR
1,400,000	expiring 10/12/2006 @ 4.30%	(60)
	Swap Option 3 Month LIBOR
3,000,000	expiring 10/18/2006 @ 4.56%	(843)
	Swap Option 3 Month LIBOR
1,200,000	expiring 10/19/2006 @ 4.31%	(68)
	Swap Option 3 Month LIBOR
1,700,000	expiring 07/03/2006 @ 4.00%	—

	Total Call Options
	(premium received $106,544)	(1,449)

PUT OPTIONS

	Eurodollar Futures
1	expiring 05/26/2006 @ $112.00	(6,868)

Strategic Partners Moderate Allocation Fund (Continued)
Schedule of Investments
April 30, 2006 (Unaudited)

Notional Amount		Value

OUTSTANDING OPTIONS WRITTEN (Continued)
Put Options (cont’d.)

	Swap Option 3 Month LIBOR
1,700,000	expiring 07/03/2006 @ 6.00%	$(697)

	Total Put Options (premium received $53,168)	(7,565)

	Total Outstanding Options Written (premium received $159,712)	(9,014)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—99.5%
	(cost $424,666,250)	474,139,847
	Other assets in excess of liabilities (u) —0.5%	2,489,728

	NET ASSETS —100%	$476,629,575

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

	ADR	American Depositary Receipt
	NR	Not Rated by Moodys or Standard & Poor’s
	PIK	Payment-in-Kind
	TBA	To Be Announced
	EUR	Euro
	JPY	Japanese Yen
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(n)	Rates shown are the effective yields at purchase date.
(p)

The United States federal income tax basis of the Fund’s investments was $456,433,375; accordingly, net unrealized appreciation on investments for federal income tax purposes was $47,043,834 (gross unrealized appreciation - $54,066,460; gross unrealized depreciation - $7,022,626). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than $1,000 par.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(u)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on future contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at April 30, 2006:

Number of Contracts	Type	Expiration Date	Value at April 30, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)

Long Positions:
221	5 Yr. U.S. Treasury Notes	Jun. 2006	$23,018,531	$23,182,070	$(163,539)
9	30 Yr. U.S. Treasury Bonds	Jun. 2006	961,594	1,015,735	(54,141)
314	90 Day Euro	Dec. 2006	74,382,675	74,393,738	(11,063)
45	90 Day Euro	Mar. 2007	10,663,875	10,678,013	(14,138)
41	90 Day Euro	Sep. 2007	9,718,538	9,736,988	(18,450)
4	90 Day Euro	Dec. 2007	948,050	949,100	(1,050)

			$119,693,263	$119,955,644	$(262,381)

Short Positions:
2	10 Yr. Euro-Bond	Jun. 2006	$291,633	$299,304	$7,671
15	10 Yr. U.S. Treasury Notes	Jun. 2006	1,583,672	1,590,235	6,563

			$1,875,305	$1,889,539	$14,234

Forward foreign currency exchange contracts outstanding at April 30, 2006:

Purchase Contracts	Notional Amount	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Chinese Yuan,
Expiring 03/16/07	2,316,000	$300,000	$299,316	$(684)
Japanese Yen,
Expiring 05/15/06	212,720,000	1,813,284	1,872,721	59,437
Expiring 05/23/06	20,862,000	178,267	183,873	5,606
Expiring 06/01/06	329,820,000	2,878,922	2,910,695	31,773

		$5,170,473	$5,266,605	$96,132

Sale Contracts	Notional Amount	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Euros,
Expiring 05/25/06	9,995,000	$12,465,445	$12,609,760	$(144,315)
Expiring 06/30/06	3,159,000	3,869,665	4,001,599	(131,934)
Expiring 07/31/06	1,087,000	1,348,516	1,379,541	(31,025)
Expiring 10/04/06	2,680,000	3,280,910	3,414,076	(133,166)
Japanese Yen,
Expiring 06/01/06	329,820,000	2,849,789	2,910,695	(60,906)
Mexican Peso,
Expiring 06/06/06	21,170,000	1,983,881	1,907,093	76,788
Pound Stering,
Expiring 06/05/06	800,000	1,382,840	1,459,634	(76,794)
Expiring 06/15/06	221,000	398,366	403,277	(4,911)

		$27,579,412	$28,085,675	$(506,263)

Interest rate swap agreements outstanding as of April 30, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Bank of America, N.A. (a)	06/15/2035	USD	700	6.00%	3 Month LIBOR	$26,895
Barclays Capital (a)	12/15/2014	EUR	1,500	4.00%	6 Month LIBOR	17,922
Merrill Lynch & Co. (a)	12/15/2014	EUR	2,900	4.00%	6 Month LIBOR	33,622
Morgan Stanley & Co. (b)	06/21/2036	USD	1,300	5.00%	3 Month LIBOR	(129,378)
Goldman Sachs (b)	06/21/2036	USD	800	5.00%	3 Month LIBOR	(76,689)
UBS AG (b)	10/15/2010	EUR	100	2.15%	6 Month LIBOR	202
Merrill Lynch & Co. (a)	06/15/2015	JPY	60,000	1.50%	6 Month LIBOR	26,480
Goldman Sachs (b)	06/21/2008	USD	2,000	5.00%	3 Month LIBOR	(12,205)
Lehman Brothers (b)	06/21/2006	USD	100	5.00%	3 Month LIBOR	(1,208)
Bank of America Securities LLC (b)	06/21/2011	USD	1,200	5.00%	3 Month LIBOR	(21,612)
Goldman Sachs (b)	06/21/2011	USD	600	6.00%	3 Month LIBOR	(10,819)
Bank of America Securities LLC (b)	06/21/2016	USD	1,100	6.00%	3 Month LIBOR	(45,616)
Morgan Stanley & Co. (b)	06/21/2006	USD	2,000	5.00%	3 Month LIBOR	(15,727)
Barclays Capital (a)	06/15/2015	JPY	30,000	1.50%	6 Month LIBOR	13,289
Barclays Capital (a)	09/15/2010	GBP	400	5.00%	6 Month LIBOR	(6,156)

						$(201,000)

(a) Fund pays the fixed rate and receives the floating rate.

(b) Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding as of April 30, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. (a)	12/20/2008	$200	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(708)
Merrill Lynch & Co. (a)	12/20/2008	100	0.32%	Ingersoll-Rand Co., 6.48%,due 6/1/25	(639)
Morgan Stanley & Co. (a)	12/20/2008	100	0.21%	Emerson Electric Co.,6.48%,due 10/15/12	(155)
Barclays Bank PLC (a)	12/20/2008	200	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(669)
Bank of America Securities LLC (a)	12/20/2008	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(165)
Bear Stearns International Ltd. (a)	12/20/2008	100	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(679)
Lehman Brothers (a)	12/20/2008	100	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(247)
Lehman Brothers (a)	12/20/2008	100	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	(209)
Citigroup (a)	12/20/2008	100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(554)
Lehman Brothers (a)	12/20/2008	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(444)
Citigroup (a)	12/20/2008	100	0.28%	Eaton Corp., 5.75%, due 7/15/12	(444)
Citigroup (a)	12/20/2008	300	0.14%	Walmart Stores, Inc.,6.875%, due 8/10/09	(704)
UBS AG(a)	12/20/2008	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(351)
Lehman Brothers (a)	12/20/2008	100	0.30%	Masco Corp., 5.875%, due 7/15/12	(424)
Lehman Brothers (a)	12/20/2008	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	340
Barclays Bank PLC (a)	12/20/2008	100	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,365)
Lehman Brothers (a)	12/20/2008	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(1,028)
Lehman Brothers (a)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,112)
Lehman Brothers (a)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,044)
Lehman Brothers (a)	6/20/2009	500	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(3,631)
Merrill Lynch & Co. (b)	3/20/2007	400	0.61%	Russian Federation, 2.25%, due 03/31/30	1,098
Morgan Stanley & Co. (a)	9/20/2010	300	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(16,891)
Bear Stearns International Ltd. (a)	7/25/2045	2,200	0.54%	Dow Jones CDX IG4 Index	(6,800)
Goldman Sachs (a)	7/25/2045	600	0.54%	Dow Jones CDX IG4 Index	(1,855)

					$(39,680)

(a) Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(b) Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Asset Allocation Funds

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 27, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 27, 2006

* Print the name and title of each signing officer under his or her signature.